As filed with the Securities and Exchange Commission on April 27, 1998

                                                       Registration No. 33-64366
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                            -----------------------

                                    FORM S-6
                       Post-Effective Amendment No. 7 to
                          Registration Statement Under
                           THE SECURITIES ACT OF 1933
                             ----------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                             (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                               JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)
                              --------------------

                          RONALD J. BOGAGE, ESQ.
                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)
                              --------------------

                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036
                              --------------------

It is proposed that this filing become effective(check appropriate box)

 / /immediately upon filing pursuant to paragraph (b) of Rule 485
 --

 /X/on May 1, 1998 pursuant to paragraph (b) of Rule 485
 --
 / /60 days after filing pursuant to paragraph (a)(1) of Rule 485
 --
 / /on (date) pursuant to paragraph (a)(1) of Rule 485
 --

If appropriate check the following box

  / /this post-effective amendment designates a new effective date for a previously filed amendment


Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1997 pursuant to Rule 24f-2 on February 26, 1998.

                             CROSS-REFERENCE TABLE

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------
1, 2                             Cover, The Account and The Series
                                 Funds or Fund, JHVLICO and John Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5,6                              The Account and The Series Funds or
                                 Fund, State Regulation

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Policy Provisions and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes that JHVLICO Can Make

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and
                                 The Series Funds or Fund

11, 12                           Summary, The Account and The Series
                                 Funds or Fund, Distribution of Policies

13                               Summary, Charges and Expenses,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Funds or  Fund

17                               Summary, Policy Provisions and Benefits

18                               The Account and The Series Funds or Fund,
                                 Tax Considerations

19                               Reports

20                               Changes that JHVLICO Can Make

21                               Policy Provisions and Benefits

22                               Policy Provisions and Benefits


23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies,
                                 JHVLICO and John Hancock,
                                 Charges and Expenses

42, 43                           Not Applicable

44                               The Account and The Series Funds or Fund,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Premiums

45                               Not Applicable

46                               The Account and The Series Funds or Fund,
                                 Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Surrender Values
                                 and Accumulated Values

47, 48, 49, 50                   Not Applicable

51                               Policy Provisions and Benefits,
                                 Appendix--Other Policy
                                 Provisions

52                               The Account and The Series Funds,
                                 Changes that JHVLICO Can Make

53,54,55                         Not Applicable

56,57,58                         Not Applicable

59                               Financial Statements


[LOGO OF JOHN HANCOCK APPEARS HERE]


                               John Hancock Variable Life Insurance Company
                                                                 (JHVLICO)

   FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP INSURANCE POLICY JOHN HANCOCK
                            VARIABLE LIFE ACCOUNT S

                 John Hancock Place Boston, Massachusetts 02117

                         JOHN HANCOCK SERVICING OFFICE:
                    P.O. Box 111 Boston, Massachusetts 02117

          TELEPHONE 1-800-REAL LIFE (1-800-732-5543) FAX 617-572-5410


                           PROSPECTUS MAY 1, 1998

  The flexible premium variable life survivorship policy ("Policy") described in this Prospectus can be funded, at the discretion of the Owner, by any of the variable subaccounts of John Hancock Variable Life Account S (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I, a "series" type mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock") or of M Fund, Inc., a "series" type mutual fund advised by M Financial Investment Advisers, Inc. (collectively, the "Funds"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The Prospectuses for the Funds, which are attached to this Prospectus, describe the investment objectives, policies and risks of investing in the Portfolios of the Funds: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth (formerly, Special Opportunities), Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index (formerly, International Equities), International Opportunities, Emerging Markets Equity, Short-Term Bond (formerly, Short-Term U.S. Government), Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, Money Market, Edinburgh Overseas Equity, Turner Core Growth, Frontier Capital Appreciation, and Enhanced U.S. Equity. Other variable Subaccounts and Portfolios may be added in the future.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

      THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
    IT IS NOT VALID UNLESS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



                                                                         Page
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
JHVLICO and JOHN HANCOCK  . . . . . . . . . . . . . . . . . . . . . .      7
THE ACCOUNT AND THE SERIES FUNDS  . . . . . . . . . . . . . . . . . .      7
  The Account . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
  The Series Funds  . . . . . . . . . . . . . . . . . . . . . . . . .      8
THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . .     12
POLICY PROVISIONS AND BENEFITS  . . . . . . . . . . . . . . . . . . .     13
  Requirements for Issuance of Policy . . . . . . . . . . . . . . . .     13
  Premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13
  Account Value and Surrender Value . . . . . . . . . . . . . . . . .     15
  Policy Split Option . . . . . . . . . . . . . . . . . . . . . . . .     16
  Death Benefits  . . . . . . . . . . . . . . . . . . . . . . . . . .     16
  Transfers Among Subaccounts . . . . . . . . . . . . . . . . . . . .     18
  Telephone Transfers and Policy Loans  . . . . . . . . . . . . . . .     19
  Loan Provisions and Indebtedness  . . . . . . . . . . . . . . . . .     19
  Default . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20
  Exchange Privilege  . . . . . . . . . . . . . . . . . . . . . . . .     21
CHARGES AND EXPENSES  . . . . . . . . . . . . . . . . . . . . . . . .     21
  Charges Deducted from Premiums  . . . . . . . . . . . . . . . . . .     21
  Sales Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . .     22
  Reduced Charges for Eligible Groups . . . . . . . . . . . . . . . .     23
  Charges Deducted from Account Value or Assets . . . . . . . . . . .     23
  Guarantee of Premiums and Certain Charges . . . . . . . . . . . . .     25
DISTRIBUTION OF POLICIES  . . . . . . . . . . . . . . . . . . . . . .     25
TAX CONSIDERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .     26
  Policy Proceeds . . . . . . . . . . . . . . . . . . . . . . . . . .     26
  Charge for JHVLICO's Taxes  . . . . . . . . . . . . . . . . . . . .     28
  Policy Split Option . . . . . . . . . . . . . . . . . . . . . . . .     28
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO  . . . . . . . .     28
REPORTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     29
VOTING PRIVILEGES . . . . . . . . . . . . . . . . . . . . . . . . . .     29
CHANGES THAT JHVLICO CAN MAKE . . . . . . . . . . . . . . . . . . . .     30
STATE REGULATION  . . . . . . . . . . . . . . . . . . . . . . . . . .     30
LEGAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . .     30
REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .     30
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     31
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .     31
APPENDIX--OTHER POLICY PROVISIONS . . . . . . . . . . . . . . . . . .     65
APPENDIX--IMPACT OF YEAR 2000 . . . . . . . . . . . . . . . . . . . .     67
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, SURRENDER VALUES AND
 ACCUMULATED PREMIUMS . . . . . . . . . . . . . . . . . . . . . . . .     68


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                       INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:


                                                                 Page
      Account..........................................            7
      Account Value....................................            1
      Additional Sum Insured...........................           17
      Age..............................................           66
      Basic Sum Insured................................            1
      DAC Tax..........................................           21
      Death Benefit....................................           16
      Fixed Account....................................           12
      Funds............................................  Front Cover
      Grace Period.....................................           20
      Guaranteed Minimum Death Benefit.................           17
      Guaranteed Minimum Death Benefit Premium.........           14
      Indebtedness.....................................           19
      Investment Rule..................................           14
      Loan Assets......................................           18
      Minimum First Premium............................           13
      Planned Premium..................................           13
      Policy Anniversary...............................           66
      Portfolio........................................  Front Cover
      Servicing Office.................................            7
      Subaccount.......................................  Front Cover
      Surrender Value..................................           15
      Target Premium...................................           22
      Total Sum Insured................................           17
      Valuation Date...................................           12
      Valuation Period.................................           12
      Variable Subaccounts.............................            2
      7-Pay Limit......................................           15

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  JHVLICO issues variable life insurance policies. The Policies described in this Prospectus provide life insurance coverage on two insureds, with a death benefit payable only when the last surviving insured dies. The Policies also provide for premium flexibility. JHVLICO issues other variable life insurance policies. These other policies are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit survivorship life insurance in providing lifetime protection against economic loss resulting from the death of the second of two persons insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows. A premium payment is periodically made to JHVLICO. JHVLICO takes from each premium an amount for processing expenses, taxes, and sales expenses. JHVLICO then places the rest of the premium into Subaccounts as directed by the owner of the Policy (the "Owner"). The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Funds. The currently available Portfolios are identified on the cover of this Prospectus. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insureds and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the last surviving insured dies. The death benefit proceeds equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit under Option A equals the Total Sum Insured less any withdrawals that the Owner has made. The death benefit under Option B equals the Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured. Under Option A, the Owner may also elect an Extra Death Benefit feature that may result in a higher death benefit in some cases. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  Within limits prescribed by JHVLICO, the Owner may also elect whether to purchase the coverage as part of the "Basic Sum Insured" or as an "Additional Sum Insured." The Basic Sum Insured will not lapse during the first ten Policy years, so long as (1) specified Guaranteed Minimum Death Benefit Premiums have been paid, and (2) the Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may elect for this Guaranteed Minimum Death Benefit feature to extend beyond ten years. The Additional Sum Insured is subject to lapse, but has certain cost and other advantages.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. The Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while either of the insureds is living. The Surrender Value is the Account Value less any Indebtedness. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The minimum Total Sum Insured that may be bought at issue is $500,000. All persons insured must meet specified age limits and certain health and other criteria called "underwriting standards." The smoking status of the insureds is generally reflected in the insurance charges made. Policies issued under certain circumstances will not directly reflect the sexes of the insureds in either the premium rates or the charges and values under the Policy.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible, and the Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets certain other requirements.

  The minimum amount of premium required at the time of Policy issue is determined by JHVLICO based on the characteristics of each insured, the Policy's Total Sum Insured at issue, and the Policy options selected by the Owner. Unless the Guaranteed Minimum Death Benefit is in effect, if the Policy Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

  The Policy has a Guaranteed Minimum Death Benefit provision which guarantees that the basic Sum Insured will not lapse during the first ten Policy years if
(1) prescribed amounts of premiums have been paid, based on the characteristics of each insured and the amount of the Basic Sum Insured at issue and (2) any Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may at the time of application elect for this feature to be extended beyond the first ten Policy years for an additional charge.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNT S?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. The Account is subdivided into a number of variable Subaccounts, each of which corresponds to one of the Portfolios of the Funds. The assets of each variable Subaccount within the Account are invested in the corresponding Portfolio of the Funds. The current Portfolios of the Funds are: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth (formerly, Special Opportunities), Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index (formerly, International Equities), International Opportunities, Emerging Markets Equity, Short-Term Bond (formerly, Short-Term U.S. Government), Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, Money Market, Edinburgh Overseas Equity, Turner Core Growth, Frontier Capital Appreciation, and Enhanced U.S. Equity.

  The figures in the following chart are expressed as a percentage of each Portfolio's average daily net assets. The figures reflect the investment management fees currently payable and the 1997 other fund expenses allocated to John Hancock Variable Series Trust I (except that other fund expenses for the Small/Mid Cap CORE, Global Equity, Emerging Markets Equity, Bond Index, and High Yield Bond Portfolios are based upon estimates for the current fiscal year).

                                                                                      Other
                                                                                      Fund
                                                        Other Fund     Total        Expenses
                                                         Expenses       Fund         Absent
                                           Management  After Expense  Operating      Expense
    Fund Name                                 Fee      Reimbursement  Expenses    Reimbursement*
    ---------                              ----------  -------------  ---------   --------------
Managed .................................     0.33%         0.04%        0.37%          N/A
Growth & Income .........................     0.25%         0.03%        0.28%          N/A
Equity Index ............................     0.15%         0.25%        0.40%         0.40%
Large Cap Value .........................     0.75%         0.25%        1.00%         0.31%
Large Cap Growth  .......................     0.39%         0.05%        0.44%          N/A
Mid Cap Value ...........................     0.80%         0.25%        1.05%         0.34%
Mid Cap Growth  .........................     0.85%         0.25%        1.10%         0.57%
Diversified Mid Cap Growth ..............     0.75%         0.10%        0.85%          N/A
Real Estate Equity ......................     0.60%         0.09%        0.69%          N/A
Small/Mid Cap CORE ......................     0.80%         0.25%        1.05%          N/A
Small Cap Value .........................     0.80%         0.25%        1.05%         0.50%
Small Cap Growth  .......................     0.75%         0.25%        1.00%         0.37%
Global Equity ...........................     0.90%         0.25%        1.15%          N/A
International Balanced ..................     0.85%         0.25%        1.10%         0.71%
International Equity Index ..............     0.18%         0.19%        0.37%          N/A
International Opportunities .............     0.97%         0.25%        1.22%         0.60%
Emerging Markets Equity .................     1.30%         0.25%        1.55%          N/A
Short-Term Bond .........................     0.30%         0.21%        0.51%          N/A
Bond Index ..............................     0.15%         0.25%        0.40%          N/A
Sovereign Bond ..........................     0.25%         0.06%        0.31%          N/A
Strategic Bond ..........................     0.75%         0.25%        1.00%         0.57%
High Yield Bond .........................     0.65%         0.25%        0.90%          N/A
Money Market ............................     0.25%         0.08%        0.33%          N/A

---------

* John Hancock reimburses a Portfolio when the Portfolio's other fund expenses exceed 0.25% of the Portfolio's average daily net assets.

  M Fund, Inc. pays M Financial Investment Advisers, Inc. ("M Financial") a fee for providing investment management services to each of the Portfolios. The Fund also pays for certain other fund expenses. The figures in the following chart are expressed as a percentage of each Portfolio's average daily net assets. The figures reflect the investment management fees currently payable and the 1997 other fund expenses allocated to the Fund.



                                                         Other   Total Fund
                                         Investment      Fund    Operating     Other Fund Expenses
      Portfolio                        Management Fee  Expenses   Expenses    Absent Reimbursement*
      ---------                        --------------  --------  ----------  -----------------------
Edinburgh Overseas Equity ...........       1.05%        0.25%      1.30%              3.89%
Turner Core Growth ..................       0.45%        0.25%      0.70%              5.72%
Frontier Capital Appreciation .......       0.90%        0.25%      1.15%              1.96%
Enhanced U.S. Equity ................       0.55%        0.25%      0.80%              4.87%


---------

* M Financial reimburses a Portfolio when the Portfolio's other fund expenses exceed 0.25% of the Portfolio's average daily net assets.

  For a full description of the Funds, see the Prospectuses for the Funds attached to this Prospectus.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  Premium Processing Charge. A 1.25% charge deducted from each premium payment. This charge will be reduced for Policies with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge of .50%.

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge. A charge deducted from each premium payment in the amount of 30% of premiums paid in the first Policy year up to the "target premium" and 3.5% of premiums paid during the first Policy year in excess of that target. The current sales charge in subsequent Policy years on premiums up to the target premium generally is: 15% of such premiums in each of years 2 through 5; 10% of such premiums in each of years 6 through 10; 3% of such premiums in years 11 through 20; and 0% of such premiums thereafter. The current sales charge in subsequent Policy years on premiums paid in excess of the target premium is: 3.5% of such excess premiums paid in years 2 through 10; 3% of such excess premiums paid in years 11 through 20; and 0% of such excess premiums paid thereafter. Subject to maximums set forth in the Policy, certain of these charges may be increased after the tenth Policy year.

  Issue Charge. A charge deducted monthly from Account Value in an amount equal to $55.55 for the first 5 Policy years, plus 2c per $1,000 of the Total Sum Insured at issue for the first 3 Policy years, except that the charge per $1,000 is guaranteed not to exceed $200 per month.

  Administrative Charge. A charge deducted monthly from Account Value in an amount equal to no more than $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue (currently $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000).

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of each of the insureds and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value.

  Guaranteed Minimum Death Benefit Charge. If the Guaranteed Minimum Death Benefit option is elected beyond the first 10 Policy years, a maximum charge starting at the beginning of the eleventh Policy year not to exceed 3c per $1,000 (currently 1c per $1,000) of the Basic Sum Insured at issue, deducted monthly from Account Value.

  Charge for Mortality and Expense Risks. A charge deducted daily from the variable Subaccounts at a maximum effective annual rate of .90% of the assets of each variable Subaccount. The current charges are: for a Policy with Sum Insured at issue of at least $500,000 but less than $5 million, .625% of assets; at least $5 million but less than $15 million, .575% of assets; and $15 million or more, .525% of assets.

  Charge for Extra Mortality Risks. An additional charge, depending upon the ages of the insureds and the degree of additional mortality risk, required if either of the insureds does not qualify for the standard underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Optional Rider Benefits. An additional charge required if the Owner elects to purchase any optional insurance benefits by rider. Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 deducted from Account Value at the time of withdrawal.

  See "Charges and Expenses" for a fuller description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes; but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes."

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to the Money Market Subaccount on the date of issue of the Policy. The initial net premium is the gross Minimum First Premium, plus any additional amount of premium that has been paid prior to the date of issue, less the premium processing charge, and less the charges deducted for sales expenses, state premium taxes, and the Federal DAC Tax. These charges also apply to subsequent premium payments. Twenty days after the date of issue, the amount in the Money Market Subaccount is reallocated among the Subaccounts in accordance with the Owner's election. Net premiums derived from payments received after this reallocation date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any of the Subaccounts. The Owner may change the Investment Rule under which JHVLICO will allocate amounts to Subaccounts. See "Premiums--Billing, Allocation of Premium Payments (Investment Rule)."

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies." Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  The death benefit proceeds, payable when the last insured dies, will equal the death benefit of the Policy, plus any additional rider benefits included and then due, minus any Indebtedness. The death benefit payable depends on the Policy's Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

     OPTION A: The death benefit equals the Policy's current Total Sum Insured less any withdrawals of Account Value that the Owner has made. (The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured.) If this Option is elected, the Owner may also elect an optional Extra Death Benefit feature, under which the death benefit will increase if and when the Policy Account Value exceeds a certain predetermined amount.

     OPTION B: The death benefit is the Policy's current Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured, and varies in amount based on investment results.

  The death benefit of the Policy under either Option A or Option B will be increased if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits" and "Tax Considerations."

  Under the Guaranteed Minimum Death Benefit provision, the Policy is guaranteed not to lapse during the first 10 Policy years, provided the amount of premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums, accumulated at 4% interest. For an additional charge, the Owner also may elect for this benefit to continue beyond the tenth Policy year. However, the Guaranteed Minimum Death Benefit will not apply to any Policy if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. The Guaranteed Minimum Death Benefit feature applies only to the Basic Sum Insured and not to any amount of Additional Sum Insured.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account Value and by any partial withdrawal, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  The Owner may obtain a Policy loan in the maximum amount of 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5% in the first 20 Policy years and 4.5% thereafter. A loan plus accrued interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Total Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed for both insureds, or within 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Servicing Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Fund.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                            JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all other states, except New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $59 billion and it has invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

                        THE ACCOUNT AND THE SERIES FUNDS

THE ACCOUNT

  The Account, a separate account established under Massachusetts law in 1993, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount. Additional premiums are charged for Policies where the insured is classified as a substandard risk and a portion of these premiums is allocated to the Account.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in each variable Subaccount are invested in the corresponding Portfolio of the Funds, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Funds and made available to Owners.

THE SERIES FUNDS

  Each Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. Each Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectuses for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

 Managed Portfolio

  The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

 Growth & Income Portfolio

  The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and the long term.

 Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

 Large Cap Value Portfolio

  The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investments in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

 Large Cap Growth Portfolio

  The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

 Mid Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

 Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing primarily in common stocks of medium capitalization companies.

 Diversified Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of medium capitalization growth companies.

 Real Estate Equity Portfolio

  The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

 Small/Mid Cap CORE Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2500 Index at the time of investment.

 Small Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

 Small Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

 Global Equity Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, of both U.S. and foreign issuers.

 International Balanced Portfolio

  The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

 International Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the major developed international (non-U.S.) equity markets, as represented by the MSCI AEFE GDP Index.

 International Opportunities Portfolio

  The investment objective of this Portfolio is to provide capital appreciation through investments in common stocks of primarily well-established, non-United States companies.

 Emerging Markets Equity Portfolio

  The investment objective of this Portfolio is to achieve capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.

 Short-Term Bond Portfolio

  The investment objective of this Portfolio is to provide a high level of current income consistent with a low degree of share price fluctuation through investment primarily in a diversified portfolio of short- and intermediate-term investment-grade debt obligations.

 Bond Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return and risk characteristics of the U.S. investment grade fixed income market, as represented by a Lehman Brothers bond index that tracks the performance of investment grade debt securities.

 Sovereign Bond Portfolio

  The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk through investment primarily in a diversified portfolio of freely marketable debt securities.

 Strategic Bond Portfolio

  The investment objective of this Portfolio is to provide total return consistent with moderate risk of capital and maintenance of liquidity, through a portfolio of domestic and international fixed income securities.

 High Yield Bond Portfolio

  The investment objective of this Portfolio is to provide high current income and capital appreciation with capital preservation through investing primarily in high yield (below investment grade) debt securities.

 Money Market Portfolio

  The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity, through investment in high quality money market instruments.

  John Hancock acts as the investment manager for the above Portfolios, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc. ("IIA"), with its principal place of business at 53 State Street,

Boston, MA 02109, provides sub-investment advice with respect to the Managed, Growth & Income, Large Cap Growth, Real Estate Equity, and Short-Term Bond Portfolios. Independence International Associates, Inc., a subsidiary of IIA located at the same address as IIA, is a sub-investment adviser to the International Equity Index Portfolio.

  Another indirectly owned subsidiary of John Hancock, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, MA 02199, provides sub-investment advice with respect to the Sovereign Bond, Diversified Mid Cap Growth, and Small Cap Growth Portfolios.

  T. Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., of 209 S. LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  Goldman Sachs & Company, located at One New York Plaza, New York, New York 10004, is sub-investment adviser to the Small/Mid Cap CORE Portfolio. Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, New York 10154, is the sub-investment adviser to the Global Equity Portfolio. Montgomery Asset Management, LLC, located at 101 California Street, San Francisco, California 94111, is the sub-investment adviser to the Emerging Markets Equity Portfolio. Mellon Bond Associates, located at One Mellon Bank Center, Suite 4135, Pittsburgh, Pennsylvania 15258, is the sub-investment adviser to the Bond Index Portfolio. Wellington Management Company, LLC, located at 75 State Street, Boston, Massachusetts 02109, is the sub-investment adviser to the High Yield Bond Portfolio.

  Edinburgh Overseas Equity Portfolio. The investment objective of this Portfolio is long-term capital appreciation with reasonable investment risk through active management and investment in common stock and common stock equivalents of foreign issuers. Current income, if any, is incidental.

  Turner Core Growth Portfolio. The investment objective of this Portfolio is to seek long-term capital appreciation through a diversified portfolio of common stocks that show strong earnings potential with reasonable market prices.

  Frontier Capital Appreciation Portfolio. The investment objective of this Portfolio is to maximum capital appreciation through investment in common stock of companies of all sizes, with emphasis on stocks of small-to medium-capitalization companies. Importance is placed on growth and price appreciation, rather than income.

  Enhanced U.S. Equity Portfolio. The investment objective of this Portfolio is to provide above market total return through investment in common stock of companies perceived to provide a return higher than that of the S&P 500 at approximately the same level of investment risk as the S&P 500.

  M Financial Investment Advisers, Inc., acts as the investment manager for the four Portfolios described above. Edinburgh Fund Managers PLC, provides sub-investment advice to the Edinburgh Overseas Equity Portfolio; Turner Investment Partners, Inc., provides sub-investment advice to the Turner Core Growth Portfolio; Frontier Capital Management Company, Inc., provides sub-investment advice to the Frontier Capital Appreciation Portfolio; and Franklin Portfolio Associates Trust provides sub-investment advice to the Enhanced U.S. Equity Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of each Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectuses and the statement of additional information referred to therein, which should be read together with this Prospectus.

                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account, and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Transfers from the Fixed Account are subject to certain limitations. See "Transfers Among Subaccounts."

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates. The rate of interest declared with respect to any amount in the Fixed Account may depend on when that amount was first allocated to the Fixed Account.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

                        POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Total Sum Insured at issue of $500,000 and a minimum Basic Sum Insured of $250,000. At the time of issue, each insured must be age 20 through 80. All persons insured must meet certain health and other criteria called "underwriting standards." The smoking status of each insured is reflected in the insurance charges made. Amounts of coverage that JHVLICO will accept under the Policies may be limited by JHVLICO's underwriting and reinsurance procedures as in effect from time to time.

  Policies issued in certain jurisdictions will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. The illustrations set forth in this Prospectus are sex distinct and, therefore, do not reflect the sex-neutral rates, charges, or values that would apply to such Policies.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets the other requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, smoking status, and underwriting class of each of the insureds at issue, the Policy's Total Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Servicing Office in order for the Policy to be full force and effect. See "Death Benefits." There is no grace period for the payment of the Minimum First Premium.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a grace period, unless the Guaranteed Minimum Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. See "Default."

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen, at the frequency chosen. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO's standard procedures prohibit issuance of the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance." The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. Also, as described under "Death Benefits--Optional Extra Death Benefit Feature," the Optional Extra Death Benefit feature may result in a death benefit under Option A that is higher than the Total Sum Insured. If the payment of a given premium will cause the Policy

Account Value to increase to such an extent that an increase in death benefit is necessary either to satisfy federal tax law requirements or because of the way the Optional Extra Death Benefit feature operates, JHVLICO has the right to not accept the excess portion of that premium payment or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to maintain the Guaranteed Minimum Death Benefit in effect under a Policy.

  Whether or not the Guaranteed Minimum Death Benefit is in effect, JHVLICO also reserves the right to limit premium payments above the amount of the cumulative Guaranteed Minimum Death Benefit Premiums. JHVLICO will not, however, refuse to accept any premium payment that is required to keep the Policy from lapsing.

  Guaranteed Minimum Death Benefit Premiums. A Guaranteed Minimum Death Benefit feature may apply during the first ten Policy years and, if the Owner has elected, thereafter. See "Death Benefits." The Guaranteed Minimum Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, smoking status, and underwriting class of each of the insureds at issue and the Basic Sum Insured at issue. This premium will be higher than the Minimum First Premium and is 85% of the target premium (discussed under "Sales Charge"). To keep the Guaranteed Minimum Death Benefit in effect, the amount of actual premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, must at each Policy anniversary be at least equal to the Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4% interest. If this test is not satisfied on any Policy anniversary, a 61-day grace period will commence as of that anniversary and JHVLICO will notify the Owner of the shortfall. This notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the grace period, the Guaranteed Minimum Death Benefit feature will lapse unless and until restored as described under "Default--Reinstatement." The Guaranteed Minimum Death Benefit will not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for an amount of premium other than the Guaranteed Minimum Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual or quarterly basis. An automatic check-writing ("premiumatic") program may be available to an Owner interested in making monthly premium payments. All premiums are payable at JHVLICO's Servicing Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the premium processing charge, the state premium tax charge, the sales charge, and the Federal DAC Tax charge. See "Charges and Expenses." The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to any of the Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Servicing Office of notice satisfactory to JHVLICO. Notwithstanding the Investment Rule, any net premiums (or portion thereof) credited to Account Value as of a date prior to the end of the Valuation Period that includes the 20th day following the date of issue will automatically be allocated to the Money Market Subaccount. At the end of that Valuation Period (or of the premium's date of receipt, if later), the Policy's Account Value will be reallocated automatically among the Subaccounts in accordance with the Investment Rule chosen by the Owner.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

     (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

     (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

     (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or a material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations." If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact. When it identifies such an excess premium, JHVLICO sends the Owner immediate notice and refunds the excess premium if it has not received notice of the acknowledgment by the time the premium payment check has had a reasonable time to clear the banking system, but in no case longer than two weeks.

ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value, increased or decreased by the investment experience of the Subaccounts, increased by net premiums received and decreased by any partial withdrawal. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less any Indebtedness.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while either of the insureds is living and the Policy is not in a grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Servicing Office of a signed request or the surrendered Policy.

  If a Policy is surrendered during the second Policy year, a portion of the sales charge, equal to 5% of premiums paid in the second Policy year up to one target premium, will be refunded to the Owner.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time when at least one of the insureds is still living, provided that the Policy is not in a grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Home Office.

  A withdrawal will reduce any Option A death benefit by the amount withdrawn. JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's death benefit to fall below $500,000.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  A withdrawal may have significant tax consequences. See "Tax Considerations."

POLICY SPLIT OPTION

  The Owner may elect a rider that permits the Policy's current Total Sum Insured to be split on a "50/50" basis into two other individual life insurance policies on the lives of the insured persons. Such a split will not require evidence of insurability of either insured, but is permitted only upon the insureds' divorce or the occurrence of certain Federal tax law changes. This rider must be elected at the time of application for a Policy, but may be cancelled at any time by the Owner. The monthly charge for the rider is 3c per $1000 of current Sum Insured. Certain conditions, described in the rider, must be met prior to effecting a Policy split. The rider automatically terminates on the date of death of the first insured to die, the Policy anniversary nearest the older insured's 80th birthday, or the date the Policy terminates, whichever is earliest.

  Tax Considerations. See "Tax Considerations--Policy Split Option", for possible tax consequences of a Policy split under the option described above.

DEATH BENEFITS

  The death benefit proceeds are payable when the last surviving insured dies while the Policy is in effect. The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the last surviving insured dies during a grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

     OPTION A: The death benefit equals the current Total Sum Insured plus any increases in death benefit described below under "Optional Extra Death Benefit Feature" and "Definition of Life Insurance", and minus the amount of any partial withdrawals that have been made over the life of the Policy.

     OPTION B: The death benefit is the current Total Sum Insured, plus the Policy Account Value at the end of the Valuation Period in which the last surviving insured dies. This death benefit is a varying amount and fluctuates with the amount of the Account Value. This death benefit is also subject to any increase described below under "Definition of Life Insurance."

Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured (discussed below).

  Owners who prefer to have favorable investment experience reflected in increased insurance coverage should choose Option B. Owners who prefer to have insurance coverage that generally does not vary in amount and lower cost of insurance charges should choose Option A.

  Optional Extra Death Benefit Feature (Option M). If Option A is elected, the Owner may also elect an Optional Extra Death Benefit feature. Pursuant to this feature the death benefit under Option A will be no less than the amount of the Policy Account Value at the beginning of the Policy year in which the last surviving insured dies, multiplied by a factor specified in the Policy. The factor is based on the younger insured's age. The Optional Extra Death Benefit feature may result in an Option A death benefit that is higher than the minimum death benefit required under Federal tax law, as described below under "Definition of Life Insurance." Although there is no special charge for the optional Extra Death Benefit feature, the monthly cost of insurance deductions will be based on the amount of death benefit then in effect, including any additional death benefit pursuant to this option. An election of this option must be made at the time of application for the Policy, although the Owner may revoke the election at any time. There may be tax consequences involved, if revoking the Optional Extra Death Benefit feature under Option A causes a reduction in death benefit. See "Tax Considerations--Policy Proceeds."

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. The higher death benefit amount will be equal to the Policy Account Value on the date of death of the last surviving insured, times a percentage which declines with age and which is set out in the Policy. The monthly deductions for the cost of insurance will be based on the amount of death benefit then in effect, including any additional death benefit required to satisfy the definition of life insurance.

  Guaranteed Minimum Death Benefit. During the first 10 Policy years (and thereafter if the Owner elects), the Basic Sum Insured is guaranteed not to lapse, provided that (1) the amount of premiums paid through each Policy anniversary, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums accumulated at 4% interest and (2) any Additional Sum Insured under a Policy is not scheduled to exceed the Basic Sum Insured at any time. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed. The election to extend the Guaranteed Minimum Death Benefit beyond ten Policy years must be made at the time of Policy issuance, and the Owner may revoke the election at any time. JHVLICO imposes a charge after the tenth Policy year if the Owner elects to extend this benefit.

  Additional Sum Insured. The Owner may apply for an amount of Additional Sum Insured under the Policy, pursuant to which an additional amount of death benefit will be paid upon the death of the last surviving insured under the Policy. Purchasers of a Policy should consider various factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The Basic Sum Insured generally cannot be increased or decreased after issue, whereas the amount of Additional Sum Insured can be decreased, or, upon application and submission of evidence of insurability, increased subsequent to Policy issuance. JHVLICO may refuse to accept any request to reduce the Additional Sum Insured (a) that would cause the Policy's current Total Sum Insured to fall below $500,000 or (b) if immediately following the reduction, the Policy's current death benefit would reflect an increase necessary for the Policy to continue to qualify as life insurance (see "Death Benefits--Definition of Life Insurance") or an increase pursuant to the Optional Extra Death Benefit feature. Any increase or decrease in Additional Sum Insured will become effective at the beginning of the first Policy month after JHVLICO receives in good order at its Servicing Office all information necessary to process the change, and, in the case of an increase in coverage, approves the change.

  Any decision by the Owner to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences. See "Tax Considerations--Policy Proceeds."

  Also, the Owner may elect among several forms of Additional Sum Insured coverage at the time the Owner applies for it: a level amount of coverage; an amount of coverage that increases on each Policy anniversary up to a prescribed limit; an amount of coverage that increases on each Policy anniversary to the amount of premiums paid during prior Policy years plus the Planned Premium for the current Policy year, subject to certain limits; or a combination of those forms of coverage.

  The amount of target premium under a Policy is not affected by the amount of the Additional Sum Insured. Accordingly, the amount of sales charge paid by the Owner and the amount of compensation paid to the selling insurance agent may be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured.

  The amount of any Additional Sum Insured is not included in any Guaranteed Minimum Death Benefit. Therefore, if the Policy's Account Value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured) the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the Guaranteed Minimum Death Benefit feature.

  The Additional Sum Insured is limited to 400% of the Basic Sum Insured. Generally, an Owner will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. On the other hand, for Owners that wish to take advantage of the Guaranteed Minimum Death Benefit, the proportion of the Policy's Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of Policy issue. The Guaranteed Minimum Death Benefit does not apply to either the Basic Sum Insured or any Additional Sum Insured if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. In such a case, it could be to the Owner's advantage either to increase the amount of coverage applied for as Basic Sum Insured in order that the Guaranteed Minimum Death Benefit will be available or, if such guarantee is not of value to the Owner, to maximize the proportion of the Additional Sum Insured.

  Temporary Coverage Prior to Policy Delivery. If a specified amount of premium is paid with the application for a Policy, temporary survivorship term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage under all applications with John Hancock and its affiliates will not exceed $1,000,000, and is subject to the terms and conditions described in the application for a Policy.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice satisfactory to JHVLICO.

  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Servicing Office. (JHVLICO reserves the right to defer such Fixed Account transfers for up to six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. No transfers among Subaccounts may be made while the Policy is in a grace period. If an Owner requests a change inconsistent with the transfer provisions, the portion of the request inconsistent with the transfer provisions will not be effective.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543 or sending a written request via fax to 1-800-621-0448. Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the Subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provisions. Loans may be made at any time a Loan Value is available, either of the insureds is alive, and the Policy is not in a grace period. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed, by telephone. The Loan Value will be 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5% in the first 20 Policy years, and 4.5% thereafter.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness." A loan will not be permitted unless it is at least $1,000. A loan may be repaid in full or in part at any time before the last surviving insured's death and while the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to a portion of JHVLICO's general account called the "Loan Assets." Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. For example, if the entire loan outstanding is $3000 of which $1000 was borrowed from the Fixed Account, then upon a repayment of $1500, $500 would be allocated to the Fixed Account and the remaining $1000 would be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in Loan Assets is credited with interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and .5% less than the loan interest rate thereafter. The rate accredited to Loan Assets will usually be different than the net return for the Subaccounts. Since Loan Assets and the remaining portion of the Account Value will generally have different rates of investment return, the Account Value, the Surrender Value and any death benefit above the Total Sum Insured are all permanently affected by any Indebtedness, whether or not it is repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds 90% of the Account Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses, specifying the minimum amount that must be paid to keep the Policy in force beyond that period, unless a repayment of at least the amount specified in the notice is made within that period.

  Tax Considerations. If the Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations."

DEFAULT

  Premium Grace Period, Default and Lapse. Unless the Guaranteed Minimum Death Benefit is in force, at the beginning of each Policy month, JHVLICO determines whether the Account Value, net of any Indebtedness, is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  If the Guaranteed Minimum Death Benefit is in effect and the Policy provides for an Additional Sum Insured, the grace period and lapse procedures set forth in the preceding paragraph will apply only to the Additional Sum Insured. Lapse of the Additional Sum Insured can have significant tax consequences. See "Tax Considerations--Policy Proceeds." If the Guaranteed Minimum Death Benefit has been in effect and lapses at the end of a grace period (as described in "Premiums--Guaranteed Minimum Death Benefit Premiums"), the usual default, grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the first Policy month following the lapse of the Guaranteed Minimum Death Benefit.

  The insurance under the Policy continues in full force during any grace period but, if the last surviving insured dies during the grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period, specifying the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the grace period.

  Reinstatement. A lapsed Policy (or a lapsed Additional Sum Insured, if the Basic Sum Insured remains in force or is reinstated) or the Guaranteed Minimum Death Benefit may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required (except as to a request to restore the Guaranteed Minimum Death Benefit within 1 year after the beginning of its grace period) and payment of the required premium and charges. The request must be received at JHVLICO's Servicing Office within 1 year after the beginning of the grace period (or 5 years if the request relates only to the Guaranteed Minimum Death Benefit). JHVLICO reserves the right to refuse Guaranteed Minimum Death Benefit restorations after the first. A reinstatement of the Basic Sum Insured or the Additional Sum Insured may be deemed a material change for Federal income tax purposes. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice of the transfer satisfactory to JHVLICO.

                              -----------------

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement and to any variations in Policy provisions required by the regulatory authorities of the state that has approved the Policy for issue.

                              CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to the sales charge (see "Sales Charge" below), the following charges are deducted from premiums:

  Premium Processing Charge. 1.25% of each premium payment will be deducted from each premium payment for collection and Policy processing costs. This charge will be reduced for a Policy with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge equal to .50%. The premium processing charge for these larger Policies will be the greater of .50% or the percentage computed pursuant to the following mathematical formula:



1.25% X ( 1 - [ (Total Sum Insured at Issue - $5,000,000) X .25 ] )
                -----------------------------------------
                              $10,000,000

  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. The 2.35% rate is the average rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the Policies' deferred acquisition costs--commonly referred to as the "DAC Tax." JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

SALES CHARGE

  A charge is made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies."

  The sales charge in the first Policy year is equal to 30% of the premiums paid up to one "target premium" and 3.5% of all premiums in excess of the target premium in that year. The target premium is established at issue and is the amount of the level premium that would be necessary to support a whole life insurance policy in the amount of the Basic Sum Insured at the maximum guaranteed cost of insurance rates, assuming deductions or charges for the other policy expenses at the maximum levels guaranteed under the Policy and a net interest rate of 5%. Target premiums will vary based on the issue age, sex, smoking status and underwriting class of each of the insureds.

  The current sales charge for premiums paid up to one target premium in subsequent Policy years is 15% in years 2 through 5, 10% in years 6 through 10, 3% for years 11 through 20 and 0% thereafter. The current sales charge for premiums paid in excess of the target premium is 3.5% in years 2 through 10, 3% in years 11 through 20 and 0% thereafter.

  The guaranteed maximum sales charges under the Policy are no higher than the current sales charges, except that the guaranteed maximum sales charge for premiums paid up to one target premium is 4% in years 11 through 20 and 3% thereafter and, for premiums paid in excess of one target premium, is 3% after year 20. Because the Policies were first offered only in 1993, sales charges at the lower current rates are not yet applicable under any outstanding Policy.

  Notwithstanding the foregoing, if the younger insured is age 71 or older at the time of Policy issuance, the current and guaranteed sales charge in Policy year 12 and thereafter is 0%.

  An Owner may structure the timing and amount of premium payments to minimize the sales charges deducted from premium payments, although doing so involves certain risks. Paying less than one target premium in the first Policy year or paying more than one target premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten target premiums of $10,000 each, would pay total sales charges of $14,000 if he paid $10,000 in each of the first ten Policy years, but would pay total sales charges of only $9,750 if he paid $20,000 (i.e., two times the target premium amount) in every other Policy year up to the ninth Policy year. However, delaying the payment of target premiums to later Policy years could increase the risk that the Guaranteed Minimum Death Benefit may lapse and that the Account Value will be insufficient to pay monthly Policy charges as they come due. As a result, the Policy or any Additional Sum Insured may lapse. See "Default." Conversely, accelerating the payment of target premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit."

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charge and issue charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the Policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which justify a reduction in sales or administrative expenses. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Policy Owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct an issue charge from Account Value, currently at the rate of $55.55 per month for the first 5 Policy years, plus 2c per $1,000 of the Total Sum Insured at issue per month for the first 3 Policy years. The charge per $1,000 of Total Sum Insured at issue is guaranteed not to exceed $200 per month. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000, the aggregate amount deducted during the first 3 Policy years would be $2,719.80.

  The issue charge is to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Administrative Charge. JHVLICO will deduct from the Account Value a maximum charge of $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue per month. The current monthly charge is $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000 and using the current administrative charge, the aggregate amount deducted during the first 10 Policy years would be $2,100.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of each of the insureds and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value (after reflecting all charges against the Account Value). The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of each of the insureds and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners'

Standard Ordinary Mortality Tables, as set forth in the Policy. The insurance charge is not affected by the death of the first insured to die.

  If an insured's underwriting risk classification has worsened, any subsequently-added Additional Sum Insured coverage may have higher insurance charge rates than the Basic Sum Insured. If an insured's underwriting risk classification has improved, cost of insurance rates on the Total Sum Insured may be reduced, as may the target premium with respect to subsequent premium payments.

  Lower current insurance rates are offered at most ages for insureds who qualify as non-smokers. To qualify, an insured must meet additional requirements that relate to smoking habits.

  Guaranteed Minimum Death Benefit Charge. There is no charge for any Guaranteed Minimum Death Benefit during the first 10 Policy years. If the Guaranteed Minimum Death Benefit option is elected for a period beyond the first 10 Policy years, JHVLICO deducts a charge from Account Value beginning in the eleventh Policy year. The maximum monthly charge is 3c per $1000 of the Basic Sum Insured at issue and the current monthly charge is 1c per $1,000 of the Basic Sum Insured at issue. If the Guaranteed Minimum Death Benefit lapses due to failure to pay sufficient premiums, the charge will be discontinued. Because the Policies were first offered only in 1993, no Guaranteed Minimum Death Benefit charge is yet applicable to any Policy at the current rate.

  Charge for Mortality and Expense Risks. A daily charge is deducted from the variable Subaccounts for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of .90% of the value of the assets of each variable Subaccount attributable to the Policy. The effective annual rate of this charge will vary, depending upon the Total Sum Insured at issue. The table below shows the current levels of this charge. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.


                                                 Current Charge For
      Total Sum Insured at Issue             Mortality and Expense Risks
      --------------------------            ---------------------------
      $500,000 but less than $5 million            .625% of assets
      $5 million but less than $15 million         .575% of assets
      Greater than $15 million                     .525% of assets


  Charges for Extra Mortality Risks. An insured who does not qualify for the standard underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the ages of the insureds and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value.

  Charges for Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase any optional insurance benefit by Policy rider. Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value." The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fee and Other Fund Expenses. The Account purchases shares of the Funds at net asset value, a value which reflects the deduction from the assets of each Fund of its investment management fees and certain non-advisory Fund operating expenses, which are described in the Summary of this Prospectus. For a full description of these deductions, see the attached Prospectuses for the Funds.

  The monthly deductions from Account Value described above are deducted on the date of issue and on the first day of each Policy month thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF PREMIUMS AND CERTAIN CHARGES

  The Policy's Guaranteed Minimum Death Benefit Premium is guaranteed not to increase. The premium processing charge, the state premium tax charge, the Federal DAC Tax charge, the issue charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The administrative charge, the Guaranteed Minimum Death Benefit Charge, the sales charge, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                            DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock Distributors, Inc. ("Distributors"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a Policy and each insured's risk classification. Pursuant to a sales agreement among John Hancock Distributors, JHVLICO, and the Account, Distributors acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days' written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Distributors' representatives are compensated for sales of the Policies on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a Distributors representative for selling a Policy is 45% of the target premium paid in the first Policy year, 5% of the target premium paid in the second through fifth Policy years, and 3% of the target premium paid in each year thereafter. The maximum commission on any premium paid in any year in excess of the target premium is 3%.

  Representatives with less than four years of service with Distributors and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  Distributors is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc., and is a member of the Securities Investor Protection Corporation. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with Distributors and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Distributors' representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Distributors will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Distributors for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers. In addition, these representatives may earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  Distributors serves as principal underwriter for other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V. Distributors is also the principal underwriter for John Hancock Variable Series Trust I.

                               TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance." If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance and the investment diversification requirements mentioned below, as JHVLICO believes it will, the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if a Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as an increase in Additional Sum Insured, the addition of certain other Policy benefits after issue, or reinstatement of a lapsed Policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the Policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  The Code and Treasury Regulations set forth requirements for the diversification of the investments underlying variable life insurance policies. JHVLICO and the Portfolios intend to comply with these requirements with respect to the Policy. Failure to meet these requirements would mean that the Policy would not be treated as a life insurance contract, subjecting the Owner to Federal income tax on the income and gains under the Policy.

  The Treasury Department has said in the past that it may issue a regulation or a ruling prescribing the circumstances in which an Owner's control over investments underlying a variable life insurance policy may cause the Owner, rather than the insurance company, to be treated as the owner of the assets in the Account, with the effect that income and gains from the Account would be included in the Owner's income for Federal income tax purposes. Under current law, we believe that JHVLICO, and not the Policy Owner, would be considered the owner of the assets of the Account. However, JHVLICO has reserved certain rights to alter the Policy and the investment alternatives of the Account if necessary to comply with any such regulation or ruling.

  The United States Congress and the Treasury Department have in the past and may in the future consider new legislation that, if enacted, could change the Federal tax treatment of life insurance policy income or death benefits. Any such change could have a retroactive effect. We suggest you consult with your legal or tax adviser, if you have any questions about this.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

POLICY SPLIT OPTION

  An Owner may elect to split a Policy into two other individual life insurance policies, as described under "Policy Split Option." A Policy split could have adverse tax consequences including, but not limited to, the recognition of taxable income in an amount up to any taxable gain in the Policy at the time of the split.

              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:

   Directors--Officers                     Principal Occupations
   -------------------                     ---------------------
   David F. D'Alessandro    Chairman of the Board and Chief Executive Officer
                            of JHVLICO; President and Chief Operating Officer,
                            John Hancock Mutual Life Insurance Company.

   Henry D. Shaw            Vice Chairman of the Board and President of
                            JHVLICO; Senior Vice President, John Hancock Mutual
                            Life Insurance Company.

   Thomas J. Lee            Director of JHVLICO; Vice President, John Hancock
                            Mutual Life Insurance Company.

   Robert R. Reitano        Director of JHVLICO; Vice President, John Hancock
                            Mutual Life Insurance Company.

   Ronald J. Bocage         Director, Vice President and Counsel, JHVLICO; Vice
                            President and Counsel, John Hancock Mutual Life
                            Insurance Company.

   Joseph A. Tomlinson      Director and Vice President, JHVLICO; Vice
                            President, John Hancock Mutual Life Insurance
                            Company.

   Michele G. VanLeer       Director of JHVLICO; Senior Vice President, John
                            Hancock Mutual Life Insurance Company.

   Robert S. Paster         Director, JHVLICO; Second Vice President, John
                            Hancock Mutual Life Insurance Company.

   Barbara L. Luddy         Director and Actuary of JHVLICO; Second Vice
                            President, John Hancock Mutual Life Insurance
                            Company.

   Daniel L. Ouellette      Vice President, Marketing, JHVLICO; Second Vice
                            President, John Hancock Mutual Life Insurance
                            Company.

   Patrick F. Smith         Controller of JHVLICO; Assistant Controller, John
                            Hancock Mutual Life Insurance Company.

  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Basic Sum Insured, Additional Sum Insured, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Funds, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account are invested in shares of the corresponding Portfolios of the Funds. JHVLICO will vote the shares of each of the Portfolios of the Funds which are deemed attributable to qualifying variable life insurance policies and variable annuity contracts at regular and special meetings of the Funds' shareholders in accordance with instructions received from owners of such policies or contracts. Shares of the Funds held in the Account which are not attributable to such policies or contracts and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all such policies and contracts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Funds' meetings.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of each Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios or to approve or disapprove an investment advisory or underwriting contract for the Funds. JHVLICO also may disregard voting instructions in favor of changes initiated by an owner or a Fund's Board of Trustees in an investment policy, investment adviser or principal underwriter of a Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the Portfolio shares held by a Subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                                STATE REGULATION

  JHVLICO is subject to regulation and supervision by the Massachusetts Commissioner of Insurance who periodically examines its affairs. It also is subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business.

  JHVLICO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations.

                                 LEGAL MATTERS

  The legal validity of the Policies described in this Prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                             REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of the Account and JHVLICO included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Deborah A. Poppel, F.S.A., an Actuary of JHVLICO.

                              FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997


                             Large Cap    Sovereign   International  Small Cap   International   Mid Cap    Large Cap
                              Growth        Bond        Equities       Growth      Balanced       Growth      Value
                            Subaccount   Subaccount    Subaccount    Subaccount   Subaccount    Subaccount  Subaccount
                            -----------  -----------  -------------  ----------  -------------  ----------  ----------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value........  $32,504,276  $19,461,475   $8,790,049    $2,504,952   $1,475,245    $3,614,752  $5,190,146
Investments in shares of
 portfolios of M Fund
 Inc., at value...........           --           --           --            --           --            --          --
Receivable from:
 John Hancock Variable
  Series Trust I..........      133,074       65,642       50,618        36,983           20         1,467      56,855
 M Fund Inc...............           --           --           --            --           --            --          --
                            -----------  -----------   ----------    ----------   ----------    ----------  ----------
TOTAL ASSETS..............   32,637,350   19,527,117    8,840,667     2,541,935    1,475,265     3,616,219   5,247,001
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company..      132,745       65,444       50,522        36,949           --         1,429      56,794
 M Fund Inc...............           --           --           --            --           --            --          --
Asset charges payable.....          329          198           96            34           20            38          61
                            -----------  -----------   ----------    ----------   ----------    ----------  ----------
TOTAL LIABILITIES.........      133,074       65,642       50,618        36,983           20         1,467      56,855
                            -----------  -----------   ----------    ----------   ----------    ----------  ----------
NET ASSETS................  $32,504,276  $19,461,475   $8,790,049    $2,504,952   $1,475,245    $3,614,752  $5,190,146
                            ===========  ===========   ==========    ==========   ==========    ==========  ==========
                               Money      Mid Cap       Special      Real Estate
                              Market       Value     Opportunities     Equity
                            Subaccount   Subaccount   Subaccount     Subaccount
                            -----------  ----------  -------------  -------------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value........  $14,171,123  $6,066,901   $8,833,185     $4,191,379
Investments in shares of
 portfolios of M Fund
 Inc., at value...........           --          --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I..........      907,716      32,571        1,906          4,723
 M Fund Inc...............           --          --           --             --
                            -----------  ----------   ----------     ----------
TOTAL ASSETS..............   15,078,839   6,099,472    8,835,091      4,196,102
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company..      907,538      32,502        1,806          4,668
 M Fund Inc...............           --          --           --             --
Asset charges payable.....          178          69          100             55
                            -----------  ----------   ----------     ----------
TOTAL LIABILITIES.........      907,716      32,571        1,906          4,723
                            -----------  ----------   ----------     ----------
NET ASSETS................  $14,171,123  $6,066,901   $8,833,185     $4,191,379
                            ===========  ==========   ==========     ==========

---------
See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

DECEMBER 31, 1997

                                                      Short-Term                                                         Turner
                             Growth &                    U.S.      Small Cap   International    Equity     Strategic      Core
                              Income       Managed    Government     Value     Opportunities     Index        Bond       Growth
                            Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount   Subaccount  Subaccount
                            -----------  -----------  -----------  ----------  -------------  -----------  ----------  ----------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value........  $47,996,192  $21,775,321  $12,476,155  $3,972,890   $6,035,554    $16,437,919  $1,620,281  $       --
Investments in shares of
 portfolios of M Fund
 Inc., at value...........           --           --           --          --           --             --          --   1,014,974
Receivable from:
 John Hancock Variable
  Series Trust I..........       82,373      207,062       13,811      65,403       83,379         81,011      96,827          --
 M Fund Inc...............           --           --           --          --           --             --          --       1,017
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
TOTAL ASSETS..............   48,078,565   21,982,383   12,489,966   4,038,293    6,118,933     16,518,930   1,717,108   1,015,991
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company..       81,787      206,820       13,698      65,352       83,313         80,813      96,806          --
 M Fund Inc...............           --           --           --          --           --             --          --       1,004
Asset charges payable.....          586          242          113          51           66            198          21          13
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
TOTAL LIABILITIES.........       82,373      207,062       13,811      65,403       83,379         81,011      96,827       1,017
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
NET ASSETS................  $47,996,192  $21,775,321  $12,476,155  $3,972,890   $6,035,554    $16,437,919  $1,620,281  $1,014,974
                            ===========  ===========  ===========  ==========   ==========    ===========  ==========  ==========
                              Edinburgh      Frontier
                            International    Capital       Enhanced
                               Equity      Appreciation   U.S. Equity
                             Subaccount     Subaccount    Subaccount
                            -------------  ------------  -------------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value........   $       --     $       --     $     --
Investments in shares of
 portfolios of M Fund
 Inc., at value...........    2,336,598      5,392,998      497,205
Receivable from:
 John Hancock Variable
  Series Trust I..........           --             --           --
 M Fund Inc...............           81         13,180        6,438
                             ----------     ----------     --------
TOTAL ASSETS..............    2,336,679      5,406,178      503,643
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company..           --             --           --
 M Fund Inc...............           55         13,127        6,433
Asset charges payable.....           26             53            5
                             ----------     ----------     --------
TOTAL LIABILITIES.........           81         13,180        6,438
                             ----------     ----------     --------
NET ASSETS................   $2,336,598     $5,392,998     $497,205
                             ==========     ==========     ========

---------
See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                      Large Cap Growth Subaccount        Sovereign Bond Subaccount
                                   ----------------------------------  -----------------------------
                                      1997        1996         1995      1997      1996       1995
                                   ----------  -----------   --------  --------  ---------  --------
Investment income:
 Distribution received from:
 John Hancock Variable
  Series Trust I................   $2,884,498  $ 2,452,382   $509,637  $855,742  $242,881   $ 66,972
 M Fund, Inc....................           --           --         --        --        --         --
                                   ----------  -----------   --------  --------  --------   --------
Total investment income.........    2,884,498    2,452,382    509,637   855,742   242,881     66,972
Expenses:
 Mortality and expense risks....       91,256       49,880     17,330    39,184    14,129      4,148
                                   ----------  -----------   --------  --------  --------   --------
Net investment income (loss)....    2,793,242    2,402,502    492,307   816,558   228,752     62,824
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)....      619,721      444,487    126,908    80,538     5,746     21,718
 Net unrealized appreciation
  (depreciation) during the
  period........................    2,301,920   (1,104,574)   180,251    63,687   (69,973)    34,574
                                   ----------  -----------   --------  --------  --------   --------
Net realized and unrealized
 gain (loss) on investments.....    2,921,641     (660,087)   307,159   144,225   (64,227)    56,292
                                   ----------  -----------   --------  --------  --------   --------
Net increase (decrease) in
 net assets resulting from
 operations.....................   $5,714,883  $ 1,742,415   $799,466  $960,783  $164,525   $119,116
                                   ==========  ===========   ========  ========  ========   ========
                                                                              Small Cap
                                                                               Growth          International Balanced
                                    International Equities Subaccount        Subaccount              Subaccount
                                   ----------------------------------    -------------------   -----------------------
                                       1997          1996       1995        1997      1996*      1997          1996*
                                   -----------    ---------  --------    --------   --------   ---------     ---------
Investment income:
 Distribution received from:
 John Hancock Variable
  Series Trust I................   $   422,913    $ 52,188   $ 19,501    $    473   $    512    $ 61,249      $2,947
 M Fund, Inc....................            --          --         --          --         --          --          --
                                   -----------    --------   --------    --------   --------    --------      ------
Total investment income.........       422,913      52,188     19,501         473        512      61,249       2,947
Expenses:
 Mortality and expense risks....        33,893      23,132     10,434       6,547      1,547       4,443         356
                                   -----------    --------   --------    --------   --------    --------      ------
Net investment income (loss)....       389,020      29,056      9,067      (6,074)    (1,035)     56,806       2,591
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)....       244,810     165,730    (25,931)     21,707    (40,018)      8,667          56
 Net unrealized appreciation
  (depreciation) during the
  period........................    (1,219,540)    137,729    153,715     126,699     (2,665)    (67,714)      5,307
                                   -----------    --------   --------    --------   --------    --------      ------
Net realized and unrealized
 gain (loss) on investments.....      (974,730)    303,459    127,784     148,406    (42,683)    (59,047)      5,363
                                   -----------    --------   --------    --------   --------    --------      ------
Net increase (decrease) in
 net assets resulting from
 operations.....................   $  (585,710)   $332,515   $136,851    $142,332   $(43,718)   $ (2,241)     $7,954
                                   ===========    ========   ========    ========   ========    ========      ======
                                                           Large Cap
                                     Mid Cap Growth          Value
                                       Subaccount          Subaccount
                                   ------------------  -------------------
                                     1997      1996*     1997      1996*
                                   ---------  -------  --------  ---------
Investment income:
 Distribution received from:
 John Hancock Variable
  Series Trust I................   $     --   $1,177   $194,199   $13,644
 M Fund, Inc....................         --       --         --        --
                                   --------   ------   --------   -------
Total investment income.........               1,177    194,199    13,644
Expenses:
 Mortality and expense risks....      8,287      719     11,163       964
                                   --------   ------   --------   -------
Net investment income (loss)....     (8,287)     458    183,036    12,680
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)....      1,235     (391)   164,821     1,327
 Net unrealized appreciation
  (depreciation) during the
  period........................    486,186    6,440    279,449    23,553
                                   --------   ------   --------   -------
Net realized and unrealized
 gain (loss) on investments.....    487,421    6.049    444,270    24,880
                                   --------   ------   --------   -------
Net increase (decrease) in
 net assets resulting from
 operations.....................   $479,134   $6,507   $627,306   $37,560
                                   ========   ======   ========   =======

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                       Mid Cap Value
                                         Money Market Subaccount        Subaccount       Special Opportunities Subaccount
                                       ----------------------------  ------------------  ---------------------------------
                                         1997      1996      1995      1997      1996*      1997        1996       1995
                                       --------  --------  --------  ---------  -------  -----------  ---------  ---------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I...........................  $758,434  $287,321  $119,746  $446,081   $ 6,878  $ 878,600    $238,163   $ 40,159
  M Fund Inc.........................        --        --        --        --        --         --          --         --
                                       --------  --------  --------  --------   -------  ---------    --------   --------
Total investment income..............   758,434   287,321   119,746   446,081     6,878    878,600     238,163     40,159

Expenses:
 Mortality and expense risks.........    66,882    30,722    12,117    11,421       377     35,934      21,146      4,949
                                       --------  --------  --------  --------   -------  ---------    --------   --------
Net investment income................   691,552   256,599   107,629   434,660     6,501    842,666     217,017     35,210

Net realized and unrealized gain
 (loss) on investments:
 Net realized gains..................        --        --        --   101,787       845    297,666     317,400     28,812
 Net unrealized appreciation
  (depreciation) during the
  period.............................        --        --        --   (39,717)   13,910   (730,748)    344,786    185,349
                                       --------  --------  --------  --------   -------  ---------    --------   --------
Net realized and unrealized gain
 (loss) on investments...............        --        --        --    62,070    14,755   (433,082)    662,186    214,161
                                       --------  --------  --------  --------   -------  ---------    --------   --------

Net increase in net assets resulting
 from operations.....................  $691,552  $256,599  $107,629  $496,730   $21,256  $ 409,584    $879,203   $249,371
                                       ========  ========  ========  ========   =======  =========    ========   ========

                                       Real Estate Equity Subaccount        Growth & Income Subaccount
                                       ------------------------------   ------------------------------------
                                         1997        1996       1995       1997        1996          1995
                                       --------    --------   -------   ----------  -----------  -----------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I...........................  $246,677    $ 50,204   $32,578   $5,917,063   $3,056,625   $  669,643
  M Fund Inc.........................        --          --        --           --           --           --
                                       --------    --------   -------   ----------   ----------   ----------
Total investment income..............   246,677      50,204    32,578    5,917,063    3,056,625      669,643

Expenses:
 Mortality and expense risks.........    13,879       4,547     2,766      169,135       89,391       23,428
                                       --------    --------   -------   ----------   ----------   ----------
Net investment income................   232,798      45,657    29,812    5,747,928    2,967,234      646,215

Net realized and unrealized gain
 (loss) on investments:
 Net realized gains..................   252,095      19,122       613    2,390,414      512,402      170,322
 Net unrealized appreciation
  (depreciation) during the
  period.............................   (13,488)    191,067    25,077      435,778     (496,647)     322,628
                                       --------    --------   -------   ----------   ----------   ----------
Net realized and unrealized gain
 (loss) on investments...............   238,607     210,189    25,690    2,826,192       15,755      492,950
                                       --------    --------   -------   ----------   ----------   ----------

Net increase in net assets resulting
 from operations.....................  $471,405    $255,846   $55,502   $8,574,120   $2,982,989   $1,139,165
                                       ========    ========   =======   ==========   ==========   ==========

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                      Short-Term U.S.
                                                    Managed Subaccount             Government Subaccount
                                             ---------------------------------  -----------------------------
                                                1997        1996        1995      1997       1996      1995
                                             ----------  ----------   --------  ---------  --------   -------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I.................................  $1,879,954  $1,281,149   $316,774  $415,542   $181,937   $64,502
  M Fund Inc...............................          --          --         --        --         --        --
                                             ----------  ----------   --------  --------   --------   -------
Total investment income....................   1,879,954   1,281,149    316,774   415,542    181,937    64,502

Expenses:
 Mortality and expense risks...............      65,383      35,103     10,978    20,551      9,277     2,917
                                             ----------  ----------   --------  --------   --------   -------
Net investment income......................   1,814,571   1,246,046    305,796   394,991    172,660    61,585

Net realized and unrealized gain (loss) on
 investments:
 Net realized gains........................     171,318     124,493    179,131    35,294    (52,888)    8,251
 Net unrealized appreciation (depreciation)
  during the year..........................     715,231    (507,517)    51,622   (25,976)    (7,734)   22,112
                                             ----------  ----------   --------  --------   --------   -------
Net realized and unrealized gain (loss) on
 investments...............................     886,549    (383,024)   230,753     9,318    (60,622)   30,363
                                             ----------  ----------   --------  --------   --------   -------

Net increase (decrease) in net assets
 resulting from operations.................  $2,701,120  $  863,022   $536,549  $404,309   $112,038   $91,948
                                             ==========  ==========   ========  ========   ========   =======
                                                                         International
                                               Small Cap Value           Opportunities
                                                  Subaccount               Subaccount
                                             ---------------------   -----------------------
                                                1997       1996*         1997         1996*
                                             -----------  --------   ------------   --------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I................................   $  299,278   $ 8,296    $  69,078       $ 2,965
  M Fund Inc..............................           --        --           --            --
                                             ----------   -------    ---------       -------
Total investment income...................      299,278     8,296       69,078         2,965

Expenses:
 Mortality and expense risks..............        8,494       523       13,177         1,439
                                             ----------   -------    ---------       -------
Net investment income.....................      290,784     7,773       55,901         1,526

Net realized and unrealized gain (loss) on
 investments:
 Net realized gains.......................       75,149        58       80,782           242
 Net unrealized appreciation (depreciation)
  during the year.........................      (18,626)   14,046     (260,664)       36,666
                                             ----------   -------    ---------       -------
Net realized and unrealized gain (loss) on
 investments..............................       56,523    14,104     (179,882)       36,908
                                             ----------   -------    ---------       -------

Net increase (decrease) in net assets
 resulting from operations................   $  347,307   $21,877    $(123,981)      $38,434
                                             ==========   =======    =========       =======
                                                  Equity Index
                                                   Subaccount
                                             ----------------------
                                                1997       1996*
                                             ----------  ----------
Investment income:
 Distributions received from:
  John Hancock Variable Series............   $  409,920     $23,300
   Trust I
  M Fund Inc..............................           --          --
                                             ----------     -------
Total investment income...................      409,920      23,300

Expenses:
 Mortality and expense risks..............       31,223       1,962
                                             ----------     -------
Net investment income.....................      378,697      21,338

Net realized and unrealized gain (loss) on
 investments:
 Net realized gains.......................      901,978      17,398
 Net unrealized appreciation (depreciation)
  during the year.........................      392,256      55,782
                                             ----------     -------
Net realized and unrealized gain (loss) on
 investments..............................    1,294,234      73,180
                                             ----------     -------

Net increase (decrease) in net assets
 resulting from operations................   $1,672,931     $94,518
                                             ==========     =======

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                   Strategic                                  Edinburgh               Frontier           Enhanced
                                     Bond          Turner Core Growth   International Equity    Capital Appreciation       U.S.
                                  Subaccount           Subaccount            Subaccount              Subaccount           Equity
                              ------------------  -------------------   ---------------------   ---------------------   Subaccount
                                1997      1996*     1997      1996*       1997        1996*        1997       1996*       1997**
                              ---------  -------  ---------  --------   ---------   ---------   ----------  ---------  ------------
Investment income:
 Distributions received
  from:
  John Hancock Variable
   Series Trust I..........   $ 74,850   $7,425   $     --   $    --    $     --    $     --    $      --   $     --     $    --
  M Fund Inc...............         --       --     91,360    21,778      32,677       5,263      128,190         --      15,335
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------
Total investment income....     74,850    7,425     91,360    21,778      32,677       5,263      128,190                 15,335

Expenses:
 Mortality and expense
   risks...................      3,820      349      4,071     2,140       7,502       2,280       10,040      1,679         478
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------
Net investment income
  (loss)...................     71,030    7,076     87,289    19,638      25,175       2,983      118,150     (1,679)     14,857

Net realized and unrealized
 gain (loss) on investments:
 Net realized gains
  (losses).................      8,335       22     76,711    (9,767)     12,541      (2,433)     614,358    (21,044)      4,177
 Net unrealized appreciation
  (depreciation) during the
  year.....................    (11,727)    (591)    32,626    16,054     (26,022)    (12,286)    (368,570)     5,101       6,844
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------
Net realized and unrealized
 gain (loss) on
 investments...............     (3,392)    (569)   109,337     6,287     (13,481)    (14,719)     245,788    (15,943)     11,021
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------

Net increase (decrease) in
 net assets resulting from
 operations................   $ 67,638   $6,507   $196,626   $25,925    $ 11,694    $(11,736)   $ 363,938   $(17,622)    $25,878
                              ========   ======   ========   =======    ========    ========    =========   ========     =======

---------
 * From May 1, 1996 (commencement of operations).
** From July 1, 1997 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

For the years and periods ended December 31,


                                       Large Cap Growth Subaccount                Sovereign Bond Subaccount
                                 -----------------------------------------  --------------------------------------
                                     1997           1996          1995          1997          1996        1995
                                 -------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss)..  $  2,793,242   $ 2,402,502   $   492,307   $   816,558   $  228,752   $   62,824
 Net realized gains
  (losses).....................       619,721       444,487       126,908        80,538        5,746       21,718
 Net unrealized appreciation
  (depreciation) during the
  period.......................     2,301,920    (1,104,574)      180,251        63,687      (69,973)      34,574
                                 ------------   -----------   -----------   -----------   ----------   ----------
Net increase (decrease) in net
 assets resulting from
 operations....................     5,714,883     1,742,415       799,466       960,783      164,525      119,116

From policyholder transactions:
 Net premiums from
  policyholders................    20,264,849    13,036,922     8,115,186    21,324,560    4,312,776    1,370,188
 Net benefits to policyholders.   (10,390,849)   (4,928,834)   (2,752,131)   (8,009,615)    (679,839)    (318,068)
                                 ------------   -----------   -----------   -----------   ----------   ----------
Net increase in net assets
 resulting from policyholder
 transactions..................     9,874,000     8,108,088     5,363,055    13,314,945    3,632,937    1,052,120
                                 ------------   -----------   -----------   -----------   ----------   ----------
Net increase in net assets.....    15,588,883     9,850,503     6,162,521    14,275,728    3,797,462    1,171,236

Net assets at beginning of
 period........................    16,915,393     7,064,890       902,369     5,185,747    1,388,285      217,049
                                 ------------   -----------   -----------   -----------   ----------   ----------

Net assets at end of period....  $ 32,504,276   $16,915,393   $ 7,064,890   $19,461,475   $5,185,747   $1,388,285
                                 ============   ===========   ===========   ===========   ==========   ==========
                                                                               Small Cap Growth       International Balanced
                                    International Equities Subaccount             Subaccount                Subaccount
                                 ----------------------------------------  -------------------------  ------------------------
                                     1997          1996          1995          1997         1996*         1997         1996*
                                 ------------  ------------  ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss).   $   389,020   $    29,056   $     9,067   $    (6,074)  $   (1,035)  $   56,806    $  2,591
 Net realized gains
  (losses)....................       244,810       165,730       (25,931)       21,707      (40,018)       8,667          56
 Net unrealized appreciation
  (depreciation) during the
   period.....................    (1,219,540)      137,729       153,715       126,699       (2,665)     (67,714)      5,307
                                 -----------   -----------   -----------   -----------   ----------   ----------    --------
Net increase (decrease) in net
 assets resulting from
 operations...................      (585,710)      332,515       136,851       142,332      (43,718)      (2,241)      7,954

From policyholder transactions:
 Net premiums from
  policyholders...............     8,150,400     4,750,218     2,620,265     2,870,481    1,120,880    1,608,069     148,617
 Net benefits to policyholders    (4,505,840)   (1,906,352)   (1,194,625)   (1,005,386)    (579,637)    (282,878)     (4,276)
                                 -----------   -----------   -----------   -----------   ----------   ----------    --------
Net increase in net assets
 resulting from policyholder
 transactions.................     3,644,560     2,843,866     1,425,640     1,865,095      541,243    1,325,191     144,341
                                 -----------   -----------   -----------   -----------   ----------   ----------    --------
Net increase in net assets....     3,058,850     3,176,381     1,562,491     2,007,427      497,525    1,322,950     152,295

Net assets at beginning of
 period.......................     5,731,199     2,554,818       992,327       497,525           --      152,295          --
                                 -----------   -----------   -----------   -----------   ----------   ----------    --------

Net assets at end of period...   $ 8,790,049   $ 5,731,199   $ 2,554,818   $ 2,504,952   $  497,525   $1,475,245    $152,295
                                 ===========   ===========   ===========   ===========   ==========   ==========    ========
                                    Mid Cap Growth            Large Cap Value
                                      Subaccount                 Subaccount
                                 ----------------------  -------------------------
                                     1997       1996*        1997         1996*
                                 -----------  ---------  ------------  -----------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss).   $   (8,287)  $    458   $   183,036    $ 12,680
 Net realized gains
  (losses)....................        1,235       (391)      164,821       1,327
 Net unrealized appreciation
  (depreciation) during the
  period......................      486,186      6,440       279,449      23,553
                                 ----------   --------   -----------    --------
Net increase (decrease) in net
 assets resulting from
 operations...................      479,134      6,507       627,306      37,560

From policyholder transactions:
 Net premiums from
  policyholders...............    3,212,754    858,546     5,421,062     767,660
 Net benefits to policyholders     (915,459)   (26,730)   (1,620,578)    (42,864)
                                 ----------   --------   -----------    --------
Net increase in net assets
 resulting from policyholder
 transactions.................    2,297,295    831,816     3,800,484     724,796
                                 ----------   --------   -----------    --------
Net increase in net assets....    2,776,429    838,323     4,427,790     762,356

Net assets at beginning of
 period.......................      838,323         --       762,356          --
                                 ----------   --------   -----------    --------

Net assets at end of period...   $3,614,752   $838,323   $ 5,190,146    $762,356
                                 ==========   ========   ===========    ========

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                      Mid Cap
                                                                                       Value
                                           Money Market Subaccount                   Subaccount
                                 -------------------------------------------   ----------------------
                                     1997            1996           1995           1997        1996*
                                 -------------   ------------   ------------   -----------   --------
Increase in net assets from
 operations:
 Net investment income........   $     691,552   $    256,599   $    107,629   $   434,660   $  6,501
 Net realized gains...........              --             --             --       101,787        845
 Net unrealized appreciation
  (depreciation) during the
  period......................              --             --             --       (39,717)    13,910
                                 -------------   ------------   ------------   -----------   --------
Net increase in net assets
 resulting from operations....         691,552        256,599        107,629       496,730     21,256

From policyholder transactions:
 Net premiums from
  policyholders...............     103,737,470     36,814,029     19,983,940     6,323,061    324,248
 Net benefits to
  policyholders...............    (100,296,756)   (31,658,283)   (17,720,190)   (1,089,206)    (9,188)
                                 -------------   ------------   ------------   -----------   --------
Net increase in net assets
 resulting from policyholder
 transactions.................       3,440,714      5,155,746      2,263,750     5,233,855    315,060
                                 -------------   ------------   ------------   -----------   --------
Net increase in net assets....       4,132,266      5,412,345      2,371,379     5,730,585    336,316

Net assets at beginning of
 period.......................      10,038,857      4,626,512      2,255,133       336,316         --
                                 -------------   ------------   ------------   -----------   --------

Net assets at end of period...   $  14,171,123   $ 10,038,857   $  4,626,512   $ 6,066,901   $336,316
                                 =============   ============   ============   ===========   ========

                                    Special Opportunities Subaccount         Real Estate Equity Subaccount
                                 --------------------------------------   ------------------------------------
                                    1997          1996          1995         1997          1996        1995
                                 -----------   -----------   ----------   -----------   ----------   ---------
Increase in net assets from
 operations:
 Net investment income........   $   842,666   $   217,017   $   35,210   $   232,798   $   45,657   $  29,812
 Net realized gains...........       297,666       317,400       28,812       252,095       19,122         613
 Net unrealized appreciation
  (depreciation) during the
  period......................      (730,748)      344,786      185,349       (13,488)     191,067      25,077
                                 -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets
 resulting from operations....       409,584       879,203      249,371       471,405      255,846      55,502

From policyholder transactions:
 Net premiums from
  policyholders...............     8,511,081     4,939,686    1,639,491     4,833,914      748,683     466,306
 Net benefits to
  policyholders...............    (6,274,668)   (1,301,761)    (551,692)   (2,393,463)    (295,788)   (370,910)
                                 -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets
 resulting from policyholder
 transactions.................     2,236,413     3,637,925    1,087,799     2,440,451      452,895      95,396
                                 -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets....     2,645,997     4,517,128    1,337,170     2,911,858      708,741     150,898

Net assets at beginning of
 period.......................     6,187,188     1,670,060      332,890     1,279,523      570,782     419,884
                                 -----------   -----------   ----------   -----------   ----------   ---------

Net assets at end of period...   $ 8,833,185   $ 6,187,188   $1,670,060   $ 4,191,379   $1,279,523   $ 570,782
                                 ===========   ===========   ==========   ===========   ==========   =========

                                        Growth & Income Subaccount
                                 ----------------------------------------
                                     1997          1996           1995
                                 ------------   -----------   -----------
Increase in net assets from
 operations:
 Net investment income........   $  5,747,928   $ 2,967,234    $   646,215
 Net realized gains...........      2,390,414       512,402        170,322
 Net unrealized appreciation
  (depreciation) during the
  period......................        435,778      (496,647)       322,628
                                 ------------   -----------    -----------
Net increase in net assets
 resulting from operations....      8,574,120     2,982,989      1,139,165

From policyholder transactions:
 Net premiums from
  policyholders...............     35,535,599    19,263,021      8,168,426
 Net benefits to
  policyholders...............    (21,776,809)   (5,502,524)    (1,740,418)
                                 ------------   -----------    -----------
Net increase in net assets
 resulting from policyholder
 transactions.................     13,758,790    13,760,497      6,428,008
                                 ------------   -----------    -----------
Net increase in net assets....     22,332,910    16,743,486      7,567,173

Net assets at beginning of
 period.......................     25,663,282     8,919,796      1,352,623
                                 ------------   -----------    -----------

Net assets at end of period...   $ 47,996,192   $25,663,282    $ 8,919,796
                                 ============   ===========    ===========

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                                 Short-Term U.S.
                                                      Managed Subaccount                      Government Subaccount
                                            ---------------------------------------   --------------------------------------
                                                1997          1996         1995           1997          1996         1995
                                            ------------  ------------  -----------   ------------  ------------  ----------

Increase (decrease) in net assets from
 operations:
 Net investment income...................   $ 1,814,571   $ 1,246,046   $   305,796   $   394,991   $   172,660   $   61,585
 Net realized gains (losses).............       171,318       124,493       179,131        35,294       (52,888)       8,251
 Net unrealized appreciation
  (depreciation) during the period.......       715,231      (507,517)       51,622       (25,976)       (7,734)      22,112
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase (decrease) in net assets
 resulting from operations...............     2,701,120       863,022       536,549       404,309       112,038       91,948

From policyholder transactions:
 Net premiums from policyholders.........    16,914,475     9,996,216     5,502,408    12,911,228     8,757,242    2,439,840
 Net benefits to policyholders...........    (9,357,535)   (3,151,700)   (2,875,967)   (4,234,624)   (7,683,085)    (364,204)
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase in net assets resulting from
 policyholder transactions...............     7,556,940     6,844,516     2,626,441     8,676,604     1,074,157    2,075,636
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase in net assets...............    10,258,060     7,707,538     3,162,990     9,080,913     1,186,195    2,167,584

Net assets at beginning of period........    11,517,261     3,809,723       646,733     3,395,242     2,209,047       41,463
                                            -----------   -----------   -----------   -----------   -----------   ----------

Net assets at end of period..............   $21,775,321   $11,517,261   $ 3,809,723   $12,476,155   $ 3,395,242   $2,209,047
                                            ===========   ===========   ===========   ===========   ===========   ==========
                                               Small Cap Value      International Opportunities
                                                 Subaccount                  Subaccount
                                            ---------------------   ----------------------------
                                               1997        1996*        1997             1996*
                                            ----------   --------   ------------     -----------

Increase (decrease) in net assets from
 operations:
 Net investment income...................   $  290,784   $  7,773    $    55,901       $  1,526
 Net realized gains (losses).............       75,149         58         80,782            242
 Net unrealized appreciation
  (depreciation) during the period.......      (18,626)    14,046       (260,664)        36,666
                                            ----------   --------    -----------       --------
Net increase (decrease) in net assets
 resulting from operations...............      347,307     21,877       (123,981)        38,434

From policyholder transactions:
 Net premiums from policyholders.........    4,182,527    335,271      8,906,153        960,081
 Net benefits to policyholders...........     (897,951)   (16,141)    (3,655,731)       (89,402)
                                            ----------   --------    -----------       --------
Net increase in net assets resulting from
 policyholder transactions...............    3,284,576    319,130      5,250,422        870,679
                                            ----------   --------    -----------       --------
Net increase in net assets...............    3,631,883    341,007      5,126,441        909,113

Net assets at beginning of period........      341,007         --        909,113             --
                                            ----------   --------    -----------       --------

Net assets at end of period..............   $3,972,890   $341,007    $ 6,035,554       $909,113
                                            ==========   ========    ===========       ========




---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,



                                                           Equity                  Strategic
                                                           Index                     Bond              Turner Core Growth
                                                         Subaccount               Subaccount               Subaccount
                                                  ------------------------   ---------------------   -----------------------
                                                      1997         1996*        1997        1996*       1997         1996*
                                                  -----------   ----------   ----------   --------   ----------   ----------

Increase (decrease) in net assets from
 operations:
 Net investment income (loss)..................   $   378,697   $   21,338   $   71,030   $  7,076   $   87,289   $   19,638
 Net realized gains (losses)...................       901,978       17,398        8,335         22       76,711       (9,767)
 Net unrealized appreciation (depreciation)
  during the period............................       392,256       55,782      (11,727)      (591)      32,626       16,054
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase (decrease) in net assets resulting
 from operations...............................     1,672,931       94,518       67,638      6,507      196,626       25,925

From policyholder transactions:
 Net premiums from policyholders...............    23,412,687    1,282,798    1,828,179    259,231      743,622    1,135,180
 Net benefits to policyholders.................    (9,622,006)    (403,009)    (534,164)    (7,110)    (580,027)    (506,352)
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets resulting from
 policyholder transactions.....................    13,790,681      879,789    1,294,015    252,121      163,595      628,828
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets.....................    15,463,612      974,307    1,361,653    258,628      360,221      654,753

Net assets at beginning of period..............       974,307           --      258,628         --      654,753           --
                                                  -----------   ----------   ----------   --------   ----------   ----------

Net assets at end of period....................   $16,437,919   $  974,307   $1,620,281   $258,628   $1,014,974   $  654,753
                                                  ===========   ==========   ==========   ========   ==========   ==========

                                                         Edinburgh                   Frontier             Enhanced
                                                    International Equity       Capital Appreciation          US
                                                         Subaccount                 Subaccount             Equity
                                                  ------------------------   ------------------------    Subaccount
                                                      1997         1996*         1997         1996*         1997**
                                                  -----------   ----------   -----------   ----------   ------------

Increase (decrease) in net assets from
 operations:
 Net investment income (loss)..................   $    25,175   $    2,983   $   118,150   $   (1,679)   $ 14,857
 Net realized gains (losses)...................        12,541       (2,433)      614,358      (21,044)      4,177
 Net unrealized appreciation (depreciation)
  during the period............................       (26,022)     (12,286)     (368,570)       5,101       6,844
                                                  -----------   ----------   -----------   ----------    --------
Net increase (decrease) in net assets resulting
 from operations...............................        11,694      (11,736)      363,938      (17,622)     25,878

From policyholder transactions:
 Net premiums from policyholders...............     2,484,010    1,021,041    10,030,418    1,535,063     475,503
 Net benefits to policyholders.................    (1,088,249)     (80,162)   (5,969,436)    (549,363)     (4,176)
                                                  -----------   ----------   -----------   ----------    --------
Net increase in net assets resulting from
 policyholder transactions.....................     1,395,761      940,879     4,060,982      985,700     471,327
                                                  -----------   ----------   -----------   ----------    --------
Net increase in net assets.....................     1,407,455      929,143     4,424,920      968,078     497,205

Net assets at beginning of period..............       929,143           --       968,078           --          --
                                                  -----------   ----------   -----------   ----------    --------

Net assets at end of period....................   $ 2,336,598   $  929,143   $ 5,392,998   $  968,078    $497,205
                                                  ===========   ==========   ===========   ==========    ========




---------
 * From May 1, 1996 (commencement of operations).
** From July 1, 1997 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-two subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-two Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity, Frontier Capital Appreciation, and Enhanced U.S. Equity Portfolios. Each Portfolio has a different investment objective.

   The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

   The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

   Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of Fund shares are determined on the basis of identified cost.

FEDERAL INCOME TAXES

   The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

2. SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

   JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

   JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

POLICY LOANS

   Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1997, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

   John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

   Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

   The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1997 were as follows:

                                           Shares
Subaccount                                  Owned       Cost          Value
----------                                 ------       ----          -----
Large Cap Growth.......................   1,561,287  $31,151,210   $32,504,276
Sovereign Bond.........................   1,956,128   19,437,026    19,461,475
International Equities.................     578,299    9,765,082     8,790,049
Small Cap Growth.......................     220,819    2,380,918     2,504,952
International Balanced.................     145,916    1,537,651     1,475,245
Mid Cap Growth.........................     303,110    3,122,126     3,614,752
Large Cap Value........................     382,482    4,887,145     5,190,146
Money Market...........................   1,417,112   14,171,123    14,171,123
Mid Cap Value..........................     437,535    6,092,708     6,066,901
Special Opportunities..................     574,138    9,030,644     8,833,185
Real Estate Equity.....................     263,435    3,978,788     4,191,379
Growth & Income........................   2,890,378   47,801,795    47,996,192
Managed................................   1,517,509   21,524,241    21,775,321
Short-Term U.S. Government.............   1,237,301   12,488,078    12,476,155
Small Cap Value........................     320,361    3,977,470     3,972,890
International Opportunities............     567,935    6,259,552     6,035,554
Equity Index...........................   1,156,526   15,989,880    16,437,919
Strategic Bond.........................     158,189    1,632,599     1,620,281
Turner Core Growth.....................      75,183      966,293     1,014,974
Edinburgh International Equity.........     234,598    2,374,907     2,336,598
Frontier Capital Appreciation..........     361,461    5,756,467     5,392,998
Enhanced U.S. Equity...................      32,949      490,361       497,205

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS--CONTINUED

   Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund and of M Fund for the period ended December 31, 1997, were as follows:

Subaccount                                        Purchases       Sales
----------                                        ---------       -----
Large Cap Growth..............................   $20,094,623   $ 7,427,382
Sovereign Bond................................    21,367,667     7,236,163
International Equities........................     8,130,858     4,097,278
Small Cap Growth..............................     2,578,061       719,040
International Balanced........................     1,670,073       288,058
Mid Cap Growth................................     3,122,169       833,161
Large Cap Value...............................     5,031,714     1,048,194
Money Market..................................    59,512,461    55,380,195
Mid Cap Value.................................     6,426,342       757,826
Special Opportunities.........................     8,664,245     5,585,165
Real Estate Equity............................     4,202,541     1,529,291
Growth & Income...............................    37,713,543    18,206,825
Managed.......................................    17,294,008     7,922,497
Short-Term U.S. Government....................    13,060,114     3,988,519
Small Cap Value...............................     4,303,961       728,601
International Opportunities...................     8,336,576     3,030,253
Equity Index..................................    22,483,862     8,314,485
Strategic Bond................................     1,944,789       579,743
Turner Core Growth............................       830,019       579,134
Edinburgh International Equity................     2,552,366     1,131,429
Frontier Capital Appreciation.................     9,434,861     5,293,298
Enhanced U.S. Equity..........................       561,076        74,892

5. IMPACT OF YEAR 2000 (UNAUDITED)

   The John Hancock Variable Life Account S, along with John Hancock Mutual Life Insurance Company, its ultimate parent (together, John Hancock), have developed a plan to modify or replace significant portions of the Account's computer information and automated technologies so that its systems will function properly with respect to the dates in the year 2000 and thereafter. The Account presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Account.

   John Hancock as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with its significant business partners and customers to determine the extent to which John Hancock's interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While John Hancock is developing alternative third party processing

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5. IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which the Account's systems rely will be converted timely or will not have an adverse effect on the Account's systems.

   The Account expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this completion target will be achieved.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account S
  of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity, Frontier Capital Appreciation and Enhanced U.S. Equity Subaccounts) as of December 31, 1997, and the related statements of operations, and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP
Boston, MA
February 6, 1998

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                               Ernst & Young LLP
Boston, MA
February 18, 1998

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                             December 31
                                                         -------------------
                                                           1997        1996
                                                           ----        ----
                                                            (In millions)
ASSETS
Bonds--Note 6.........................................   $1,092.7    $  753.5
Preferred stocks......................................       17.2         9.6
Common stocks.........................................        2.3         1.4
Investment in affiliates..............................       79.1        72.0
Mortgage loans on real estate--Note 6.................      273.9       212.1
Real estate...........................................       39.9        38.8
Policy loans..........................................      106.8        80.8
Cash items:
  Cash in banks.......................................       83.1        26.7
  Temporary cash investments..........................       60.1         5.2
                                                         --------    --------
                                                            143.2        31.9
Premiums due and deferred.............................       33.8        36.8
Investment income due and accrued.....................       24.7        22.6
Other general account assets..........................       16.8        17.8
Assets held in separate accounts......................    4,691.1     3,290.5
                                                         --------    --------
TOTAL ASSETS..........................................   $6,521.5    $4,567.8
                                                         ========    ========
OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves.....................................   $1,124.3    $  877.8
  Federal income and other taxes payable--Note 1......       36.1        29.4
  Other accrued expenses..............................      335.1        75.1
  Asset valuation reserve--Note 1.....................       18.6        16.6
  Obligations related to separate accounts............    4,685.7     3,285.8
                                                         --------    --------
TOTAL OBLIGATIONS.....................................    6,199.8     4,284.7
STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares; issued and outstanding 50,000 shares......        2.5         2.5
  Paid-in capital.....................................      377.5       377.5
Unassigned deficit....................................      (58.3)      (96.9)
                                                         --------    --------
TOTAL STOCKHOLDER'S EQUITY............................      321.7       283.1
                                                         --------    --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY............   $6,521.5    $4,567.8
                                                         ========    ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                     Year ended December 31
                                                     -----------------------
                                                        1997          1996
                                                        ----          ----
                                                          (In millions)
INCOME
  Premiums.........................................   $  872.7      $  820.6
  Net investment income--Note 3....................       89.7          76.1
  Other, net.......................................      420.1         406.0
                                                      --------      --------
                                                       1,382.5       1,302.7
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries......      264.0         236.1
  Additions to reserves to provide for future
    payments to policyholders and beneficiaries....      814.2         790.1
  Expenses of providing service to policyholders
    and obtaining new insurance--Note 5............      216.2         183.8
  State and miscellaneous taxes....................       19.1          17.3
                                                      --------      --------
                                                       1,313.5       1,227.3
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE FEDERAL INCOME
      TAXES AND NET REALIZED CAPITAL LOSSES........       69.0          75.4
Federal income taxes--Note 1.......................       38.5          38.6
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE NET REALIZED
      CAPITAL LOSSES...............................       30.5          36.8
Net realized capital losses--Note 4................       (3.0)         (1.5)
                                                      --------      --------
     NET INCOME....................................       27.5          35.3
Unassigned deficit at beginning of year............      (96.9)       (131.3)
Net unrealized capital gains and other
 adjustments--Note 4...............................        5.0           2.5
Other reserves and adjustments.....................        6.1          (3.4)
                                                      --------      --------
     UNASSIGNED DEFICIT AT END OF YEAR.............   $  (58.3)     $  (96.9)
                                                      ========      ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                         Year ended December 31
                                                         -----------------------
                                                            1997          1996
                                                            ----          ----
                                                              (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums...................................   $ 877.0       $ 824.2
  Net investment income................................      89.9          73.4
  Benefits to policyholders and beneficiaries..........    (245.2)       (212.7)
  Dividends paid to policyholders......................     (18.7)        (15.7)
  Insurance expenses and taxes.........................    (250.2)       (196.6)
  Net transfers to separate accounts...................    (703.2)       (524.2)
  Other, net...........................................     379.9         386.7
                                                          -------       -------
     NET CASH PROVIDED FROM OPERATIONS.................     129.5         335.1
                                                          -------       -------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases.......................................    (621.6)       (489.9)
  Bond sales...........................................     197.3         228.3
  Bond maturities and scheduled redemptions............      34.1          27.8
  Bond prepayments.....................................      51.6          31.9
  Stock purchases......................................     (15.7)         (6.5)
  Proceeds from stock sales............................       6.7           0.4
  Real estate purchases................................      (1.3)        (10.5)
  Real estate sales....................................       0.4           8.5
  Other invested assets purchases......................      (1.0)          0.0
  Proceeds from the sale of other invested assets......       0.3           1.5
  Mortgage loans issued................................     (94.5)        (84.4)
  Mortgage loan repayments.............................      32.4          17.7
  Other, net...........................................     393.1        (104.6)
                                                          -------       -------
     NET CASH USED IN INVESTING ACTIVITIES.............     (18.2)       (379.8)
                                                          -------       -------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
 INVESTMENTS...........................................     111.3         (44.7)
Cash and temporary cash investments at beginning of
 year..................................................      31.9          76.6
                                                          -------       -------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR.....   $ 143.2       $  31.9
                                                          =======       =======

The accompanying notes are an integral part of the statutory-basis financial statements.

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions or increased benefits, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be approved by the NAIC in 1998 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight-line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $2.1 million in 1997 and $1.2 million in 1996.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve (IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1997, the IMR, net of 1997 amortization of $1.2 million, amounted to $7.8 million, which is included in policy reserves. The corresponding 1996 amounts were $1.2 million and $5.9 million, respectively.

Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $13.1 million and $15.1 million at December 31, 1997 and 1996, respectively, and generally is amortized over a ten-year period using a straight-line method.

Accumulated amortization was $8.8 million and $6.7 million at December 31, 1997 and 1996, respectively.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1997. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 41/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 41/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 51/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 41/2% interest for policies issued in 1995 through 1997.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $29.6 million in 1997 and $33.5 million in 1996.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions or increased benefits. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. During 1997, the Company refined certain assumptions inherent in the calculation of reserves related to AIDS claims under individual life policies resulting in a $6.4 million increase in stockholder's equity at December 31, 1997.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

NOTE 2--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1997 and 1996. Unamortized goodwill at December 31, 1997 was $13.1 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 3--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                         1997   1996
                                                         ----   ----
                                                        (In millions)
Investment expenses....................................  $5.0   $7.0
Interest expense.......................................   0.7    0.0
Depreciation expense...................................   1.1    0.9
Investment taxes.......................................   0.4    0.5
                                                         ----   ----
                                                         $7.2   $8.4
                                                         ====   ====



NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital losses consist of the following items:


                                                       1997     1996
                                                       ----     ----
                                                       (In millions)
Net gains (losses) from asset sales.................  $ 0.8    $(0.2)
Capital gains tax...................................   (0.7)    (1.0)
Net capital gains transferred to IMR................   (3.1)    (0.3)
                                                      -----    -----
  Realized Capital Losses...........................  $(3.0)   $(1.5)
                                                      =====    =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS--CONTINUED

Net unrealized capital gains and other adjustments consist of the following items:

                                                                                    1997     1996
                                                                                    ----     ----
                                                                                    (In millions)
Net gains from changes in security values and book value adjustments  ...........  $ 7.0    $ 3.7
Increase in asset valuation reserve .............................................   (2.0)    (1.2)
                                                                                   -----    -----
  Net Unrealized Capital Gains and Other Adjustments ............................  $ 5.0    $ 2.5
                                                                                   =====    =====



NOTE 5--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1997 and 1996 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $123.6 million and $111.7 million in 1997 and 1996, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $0.9 million and $1.6 million in 1997 and 1996, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1997 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $22.0 million and $24.5 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $10.1 million and $15.7 million in 1997 and 1996, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 through 1997 issues of certain retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, the Company made a net cash payment of $1.1 million and received a net cash payment of $35.0 million for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $9.8 million and $15.1 million and in 1997 and 1996, respectively.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1997 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock transferred $2.4 million of cash for mortality claims to the Company, which increased the Company's net gain from operations by $1.3 million.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS

The statement value and fair value of bonds are shown below:


                                               Gross       Gross
                                  Statement  Unrealized  Unrealized     Fair
Year ended December 31, 1997        Value      Gains       Losses      Value
----------------------------      ---------  ----------  ----------    -----
                                                 (In millions)
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies  . .   $  254.5     $ 0.2        $0.1      $  254.6
Obligations of states and
 political subdivisions . . . .       12.1       1.0         0.0          13.1
Debt securities issued by
 foreign governments  . . . . .        0.2       0.0         0.0           0.2
Corporate securities  . . . . .      712.7      43.9         2.7         753.9
Mortgage-backed securities  . .      113.2       3.5         0.0         116.7
                                  --------     -----        ----      --------
  Total bonds . . . . . . . . .   $1,092.7     $48.6        $2.8      $1,138.5
                                  ========     =====        ====      ========

                                                 Gross       Gross
                                    Statement  Unrealized  Unrealized    Fair
Year ended December 31, 1996          Value      Gains       Losses     Value
----------------------------        ---------  ----------  ----------   -----
                                                  (In millions)
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies  . . .    $ 44.4      $ 0.2        $0.2      $ 44.4
Obligations of states and
 political subdivisions . . . . .      12.6        0.4         0.0        13.0
Debt securities issued by foreign
 governments. . . . . . . . . . .       0.8        0.1         0.0         0.9
Corporate securities  . . . . . .     623.2       29.8         3.4       649.6
Mortgage-backed securities  . . .      72.5       10.2         0.1        82.6
                                     ------      -----        ----      ------
  Total bonds . . . . . . . . . .    $753.5      $40.7        $3.7      $790.5
                                     ======      =====        ====      ======

The statement value and fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

                                                          Statement     Fair
                                                            Value      Value
                                                          ---------    -----
                                                             (In millions)
Due in one year or less . . . . . . . . . . . . . . . .   $   89.1    $   90.7
Due after one year through five years . . . . . . . . .      466.8       477.0
Due after five years through ten years  . . . . . . . .      284.2       299.2
Due after ten years . . . . . . . . . . . . . . . . . .      139.4       154.9
                                                          --------    --------
                                                             979.5     1,021.8
Mortgage-backed securities  . . . . . . . . . . . . . .      113.2       116.7
                                                          --------    --------
                                                          $1,092.7    $1,138.5
                                                          ========    ========

Gross gains of $1.1 million in 1997 and $1.3 million in 1996 and gross losses of $4.5 million in 1997 and $2.1 million in 1996 were realized from the sale of bonds.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS--CONTINUED

At December 31, 1997, bonds with an admitted asset value of $3.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

The cost of common stocks was $0.0 million at December 31, 1997 and 1996, respectively. Gross unrealized appreciation on common stocks totaled $2.3 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1997. The fair value of preferred stock totaled $17.2 million at December 31, 1997 and $9.6 million at December 31, 1996.

Bonds with amortized cost of $2.0 million were nonincome producing for the twelve months ended December 31, 1997.

At December 31, 1997, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.


                          Statement          Geographic            Statement
    Property Type           Value           Concentration            Value
    -------------         ---------         -------------          ---------
                        (In millions)                            (In millions)
Apartments. . . . . .      $104.1      East North Central . .       $ 32.7
Hotels. . . . . . . .         3.8      Middle Atlantic  . . .         11.3
Industrial. . . . . .        51.3      Mountain . . . . . . .         17.9
Office buildings  . .        32.2      New England  . . . . .         35.8
Retail. . . . . . . .        33.2      Pacific  . . . . . . .         64.2
Agricultural. . . . .        38.8      South Atlantic . . . .         67.9
Other . . . . . . . .        10.5      West North Central . .          2.5
                                       West South Central . .         41.6
                           ------                                   ------
                           $273.9                                   $273.9
                           ======                                   ======

At December 31, 1997, the fair values of the commercial and agricultural mortgage loans portfolios were $243.8 million and $42.0 million, respectively. The corresponding amounts as of December 31, 1996 were approximately $189.0 million and $30.4 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1997 were 10.49% and 8.14% for agricultural loans and 8.53% and 7.42% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1997 were $427.4 million, $18.3 million, and $10.1 million, respectively. The corresponding amounts in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1997 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include swaps, caps, and future contracts.

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2007.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

but not in the future cash requirements, as the Company intends to close the open positions prior to settlement. Net deferred losses on financial contracts were $2.8 million and $0.0 million at December 31, 1997 and 1996, respectively.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2009. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:


                                                                December 31
                                                               --------------
                                                                1997     1996
                                                                ----     ----
                                                               (In millions)
Futures contracts to sell securities . . . . . . . . . . . .   $ 40.8   $ 73.0
                                                               ======   ======
Notional amount of interest rate swaps, currency rate swaps, and interest rate caps to:
  Receive variable rates . . . . . . . . . . . . . . . . . .   $323.7   $215.9
                                                               ======   ======
  Receive fixed rates  . . . . . . . . . . . . . . . . . . .   $ 25.0   $ 26.6
                                                               ======   ======

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would not be material.

Based on the market rates in effect at December 31, 1997, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $7.8 million, $2.1 million and $(1.4) million, respectively. The corresponding amounts as of December 31, 1996 were $2.3 million, $(8.2) million, and $(2.0) million, respectively. The fair values of the swap agreements are not recognized in the financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:


                                                     December 31, 1997   Percent
                                                     -----------------   -------
                                                       (In millions)
Subject to discretionary withdrawal (with
 adjustment)
With market value adjustment........................     $    0.4          0.0%
At book value less surrender charge.................        970.3         88.7
                                                         --------        -----
Total with adjustment...............................        970.7         88.7
Subject to discretionary withdrawal at book value
 (without adjustment)...............................        118.9         10.9
Not subject to discretionary withdrawal--general
 account............................................          4.1          0.4
                                                         --------        -----
Total annuity reserves and deposit liabilities......     $1,093.7        100.0%
                                                         ========        =====

NOTE 10--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totalling $168.6 million and $28.3 million, respectively, at December 31, 1997. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $194.5 million at December 31, 1997. The majority of these commitments expire in 1998.

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1997. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                                            Year ended December 31
                                                 ------------------------------------------
                                                          1997                  1996
                                                 --------------------     -----------------
                                                  Carrying       Fair     Carrying    Fair
                                                   Amount       Value      Amount    Value
                                                  --------      -----     --------   -----
                                                               (In millions)
Assets
  Bonds--Note 6................................   $1,092.7    $1,138.5     $753.5    $790.5
  Preferred stocks--Note 6.....................       17.2        17.2        9.6       9.6
  Common stocks--Note 6........................        2.3         2.3        1.4       1.4
  Mortgage loans on real estate--Note 6........      273.9       285.8      212.1     219.4
  Policy loans--Note 1.........................      106.8       106.8       80.8      80.8
  Cash and cash equivalents--Note 1............      143.2       143.2       31.9      31.9
Derivatives liabilities relating to:--Note 8
  Interest rate swaps..........................         --         7.8         --       2.3
  Currency rate swaps..........................         --         2.1         --      (8.2)
  Interest rate caps...........................         --        (1.4)        --      (2.0)
Liabilities
  Commitments--Note 10.........................         --       194.5         --      76.2



The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)

The Company relies on John Hancock, its parent company, for information processing services. John Hancock has developed a plan to modify or replace significant portions of its computer information and automated technologies so that its systems, including those relied upon by the Company, will function properly with respect to the dates in the year 2000 and thereafter. The Company, along with John Hancock, presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for the computer systems upon which the Company relies. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Company.

John Hancock as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with significant business partners and customers to determine the extent to which interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While John Hancock is developing alternative third party processing arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which John Hancock's systems rely will be converted timely or will not have an adverse effect on John Hancock's systems, including those upon which the Company relies.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

John Hancock expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this completion target will be achieved.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

  In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

  The following options are subject to the restrictions and limitations stated in the Policy.

     Option 1--Interest Income at the declared rate but not less than 3 1/2% a year on proceeds held on deposit.

     Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than 3 1/2% a year on unpaid balances, are fully paid.

     Option 2B--Income for a Fixed Period, with each payment as declared.

     Option 3--Life Income with Payments for a Guaranteed Period.

     Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

     Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

  No election of an option may provide for income payments of less than $50.

  Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

  The tax treatment of the Policy proceeds may vary, depending on which settlement option is chosen and when. You should consult your tax advisor in this regard.

ADDITIONAL INSURANCE BENEFITS

  On payment of an additional premium or charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as the yearly renewable term benefits discussed below, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

  YEARLY RENEWABLE TERM INSURANCE. This is term insurance on the life of one of the insureds under the base Policy and payable upon the death of the covered insured person. This insurance is level or decreasing in amount and may be applied for, or increased, at any time upon evidence of insurability and any other underwriting requirements. The yearly coverage also may be cancelled by the Owner at any time. The charges for this coverage will be separately billed to and paid by the Owner and not out of Account Value. An increase or a decrease in this insurance may have significant tax consequences. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

GENERAL PROVISIONS

  BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if on the death of the last surviving insured there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the Owner was one of the insureds, his or her estate will be the Beneficiary.

  OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Servicing Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

  If a Policy has joint Owners, both Owners must join in any request or instructions to JHVLICO under the Policy.

  MISSTATEMENT OF AGE OR SEX. If the age or sex of an insured has been misstated, JHVLICO will adjust the Policy benefits to those which would have been purchased at the correct age or sex by the most recent insurance charge deducted by Account Value.

  SUICIDE. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, the Policy will terminate and JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and less any withdrawals. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, the death benefit will be limited as described in the Policy. Subject to terms and conditions set forth in the Policy, we will make coverage available to any surviving insured, if the surviving insured elects such coverage within 60 days after the suicide.

  AGE AND POLICY ANNIVERSARIES. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months, Policy years and Policy anniversaries are calculated from the date of issue.

  INCONTESTABILITY. The Policy shall be incontestable, other than for nonpayment of premiums, after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force during the life time of an insured for 2 years from the increase date.

  DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Servicing Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

  JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement and to any variations in Policy provisions required by the regulatory authorities of the state that has approved the Policy for issue.

                         APPENDIX--IMPACT OF YEAR 2000


  The advent of the Year 2000 presents a technological challenge to JHVLICO. In close cooperation with John Hancock Mutual Life Insurance Company, its ultimate parent, JHVLICO has developed a plan to modify or replace significant portions of JHVLICO's computer information and automated technologies so that its systems will function properly with respect to dates in the year 2000 and thereafter. The plan also involves coordination and testing with business partners to ensure that external factors do not adversely impact JHVLICO's systems. JHVLICO presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed on time, the year 2000 issue could have an adverse impact on the operations of JHVLICO.

  JHVLICO expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this estimate will be achieved, that these steps will be sufficient or that actual results may not differ materially from those anticipated.

                   APPENDIX--ILLUSTRATION OF DEATH BENEFITS,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for identified issue ages, Planned Premium schedule and Sum Insured and shows how the death benefit and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the death benefit and surrender value figures set forth in the tables with those under other variable life insurance policies which may be issued by JHVLICO or other companies. Tables are provided for Option A, without the Extra Death Benefit feature, as well as for Option B death benefits. The death benefit and Surrender Value for a Policy would be different from those shown if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued in a state in which no distinctions are made based on the gender of the insureds.

  The amounts shown for the death benefit and Surrender Value are as of the end of each Policy year. The first two tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges will apply in each year illustrated. The two tables headed "Using Maximum Charges" assumes that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of
 .61%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Funds (equivalent to an effective annual rate of .19%). For a description of expenses charged to the Portfolios, see the attached Prospectuses for the Funds. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

  The tables reflect that no charge is currently made to the Accounts for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge in the amount of 1.25% of all premiums paid and a state premium tax charge in the amount of 2.35% of all premiums paid.

  The tables assume that the Guaranteed Minimum Death Benefit has not been elected beyond the tenth Policy year and that no Additional Sum Insured or optional rider benefits have been elected.

  The second column of each table shows the amount to which the total premiums paid to the end of a Policy year during the premium paying period would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

  JHVLICO will furnish upon request a comparable illustration reflecting the proposed insureds' ages, sexes, underwriting risk classifications and the Total Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES


                                     Death Benefit                  Surrender Value
                             ------------------------------  -------------------------------
                                 Assuming hypothetical            Assuming hypothetical
End of    Planned Premiums       gross annual return of           gross annual return of
Policy     accumulated at    ------------------------------  -------------------------------
 Year    5% annual interest     0%        6%        12%         0%        6%         12%
-------  ------------------  --------  --------  ----------  --------  --------  -----------
   1          $  8,564       $500,000  $500,000  $  500,000  $  4,292  $  4,576   $    4,860
   2            17,556        500,000   500,000     500,000    10,099    11,005       11,945
   3            26,998        500,000   500,000     500,000    14,968    16,841       18,860
   4            36,912        500,000   500,000     500,000    20,233    23,431       27,013
   5            47,322        500,000   500,000     500,000    25,356    30,249       35,945
   6            58,252        500,000   500,000     500,000    31,393    38,405       46,883
   7            69,728        500,000   500,000     500,000    37,335    46,920       58,953
   8            81,779        500,000   500,000     500,000    43,180    55,804       72,269
   9            94,432        500,000   500,000     500,000    48,925    65,075       86,961
  10           107,717        500,000   500,000     500,000    54,568    74,742      103,167
  11           121,667        500,000   500,000     500,000    60,751    85,504      121,760
  12           136,314        500,000   500,000     500,000    66,798    96,706      142,254
  13           151,694        500,000   500,000     500,000    72,696   108,356      164,841
  14           167,843        500,000   500,000     500,000    78,435   120,465      189,736
  15           184,799        500,000   500,000     500,000    84,002   133,043      217,180
  16           202,603        500,000   500,000     500,000    89,385   146,103      247,445
  17           221,297        500,000   500,000     522,226    94,550   159,641      280,787
  18           240,926        500,000   500,000     571,829    99,474   173,663      317,442
  19           261,536        500,000   500,000     624,611   104,131   188,179      357,715
  20           283,177        500,000   500,000     680,880   108,492   203,200      401,940
  25           408,735        500,000   500,000   1,029,971   125,457   287,666      697,475
  30           568,983        500,000   513,472   1,532,978   124,514   387,777    1,157,712
  35           773,504        500,000   611,269   2,261,388    81,475   500,930    1,853,188


* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES


                                         Death Benefit                  Surrender Value
                                 ------------------------------  -------------------------------
                                     Assuming Hypothetical            Assuming Hypothetical
              Planned Premiums       Gross Annual Return of           Gross Annual Return of
  End of       Accumulated at    ------------------------------  -------------------------------
Policy Year  5% Annual Interest     0%        6%        12%         0%        6%         12%
-----------  ------------------  --------  --------  ----------  --------  --------   ----------
     1            $  8,564       $504,292  $504,576  $  504,860  $  4,292  $  4,576   $    4,860
     2              17,556        509,690   510,596     511,536    10,098    11,003       11,943
     3              26,998        514,964   516,836     518,855    14,964    16,836       18,855
     4              36,912        520,222   523,419     526,998    20,222    23,419       26,998
     5              47,322        525,333   530,221     535,911    25,333    30,221       35,911
     6              58,252        531,350   538,352     546,816    31,350    38,352       46,816
     7              69,728        537,268   546,832     558,840    37,268    46,832       58,840
     8              81,779        543,083   555,674     572,094    43,083    55,674       72,094
     9              94,432        548,794   564,890     586,702    48,794    64,890       86,702
    10             107,717        554,395   574,490     602,799    54,395    74,490      102,799
    11             121,667        560,532   585,171     621,256    60,532    85,171      121,256
    12             136,314        566,519   596,268     641,564    66,519    96,268      141,564
    13             151,694        572,341   607,779     663,899    72,341   107,779      163,899
    14             167,843        577,984   619,707     688,453    77,984   119,707      188,453
    15             184,799        583,429   632,049     715,433    83,429   132,049      215,433
    16             202,603        588,659   644,801     745,070    88,659   144,801      245,070
    17             221,297        593,628   657,933     777,590    93,628   157,933      277,590
    18             240,926        598,303   671,422     813,250    98,303   171,422      313,250
    19             261,536        602,646   685,242     852,333   102,646   185,242      352,333
    20             283,177        606,614   699,358     895,145   106,614   199,358      395,145
    25             408,735        619,714   773,564   1,178,906   119,714   273,564      678,906
    30             568,983        608,892   839,723   1,614,211   108,892   339,723    1,114,211
    35             773,504        547,168   863,117   2,260,537    47,168   363,117    1,760,537


* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES


                                         Death Benefit                  Surrender Value
                                 ------------------------------  ------------------------------
                                     Assuming hypothetical           Assuming hypothetical
              Planned Premiums       gross annual return of          gross annual return of
  End of       accumulated at    ------------------------------  ------------------------------
Policy Year  5% annual interest     0%        6%        12%        0%        6%         12%
-----------  ------------------  --------  --------  ----------  -------  --------  -----------
     1            $  8,564       $500,000  $500,000  $  500,000  $ 4,130  $  4,409   $    4,688
     2              17,556        500,000   500,000     500,000    9,764    10,646       11,563
     3              26,998        500,000   500,000     500,000   14,447    16,267       18,228
     4              36,912        500,000   500,000     500,000   19,515    22,613       26,083
     5              47,322        500,000   500,000     500,000   24,429    29,158       34,662
     6              58,252        500,000   500,000     500,000   30,242    37,003       45,177
     7              69,728        500,000   500,000     500,000   35,861    45,083       56,661
     8              81,779        500,000   500,000     500,000   41,274    53,393       69,197
     9              94,432        500,000   500,000     500,000   46,466    61,926       82,880
    10             107,717        500,000   500,000     500,000   51,419    70,672       97,811
    11             121,667        500,000   500,000     500,000   56,590    80,127      114,642
    12             136,314        500,000   500,000     500,000   61,465    89,787      133,011
    13             151,694        500,000   500,000     500,000   66,007    99,627      153,059
    14             167,843        500,000   500,000     500,000   70,171   109,615      174,941
    15             184,799        500,000   500,000     500,000   73,902   119,714      198,835
    16             202,603        500,000   500,000     500,000   77,144   129,882      224,948
    17             221,297        500,000   500,000     500,000   79,803   140,052      253,510
    18             240,926        500,000   500,000     512,954   81,853   150,218      284,759
    19             261,536        500,000   500,000     556,410   83,192   160,313      318,656
    20             283,177        500,000   500,000     601,952   83,722   170,279      355,347
    25             408,735        500,000   500,000     866,879   69,231   215,722      587,032
    30             568,983             **   500,000   1,208,364       **   240,387      912,562
    35             773,504             **   500,000   1,652,961       **   209,402    1,354,587



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES


                                     Death Benefit                 Surrender Value
                             ------------------------------  ----------------------------
                                 Assuming hypothetical          Assuming hypothetical
End of    Planned Premiums       gross annual return of         gross annual return of
Policy     accumulated at    ------------------------------  ----------------------------
 Year    5% annual interest     0%        6%        12%        0%        6%        12%
-------  ------------------  --------  --------  ----------  -------  --------  ---------
   1          $  8,564       $504,130  $504,409  $  504,687  $ 4,130  $  4,409   $  4,687
   2            17,556        509,355   510,237     511,154    9,762    10,645     11,562
   3            26,998        514,443   516,262     518,223   14,443    16,262     18,223
   4            36,912        519,504   522,600     526,069   19,504    22,600     26,069
   5            47,322        524,407   529,131     534,630   24,407    29,131     34,630
   6            58,252        530,200   536,951     545,112   30,200    36,951     45,112
   7            69,728        535,790   544,990     556,541   35,790    44,990     56,541
   8            81,779        541,157   553,236     568,987   41,157    53,236     68,987
   9            94,432        546,285   561,674     582,531   46,285    61,674     82,531
  10           107,717        551,149   570,284     597,253   51,149    70,284     97,253
  11           121,667        556,199   579,546     613,774   56,199    79,546    113,774
  12           136,314        560,912   588,936     631,694   60,912    88,936    131,694
  13           151,694        565,242   598,408     651,100   65,242    98,408    151,100
  14           167,843        569,130   607,896     672,070   69,130   107,896    172,070
  15           184,799        572,507   617,323     694,682   72,507   117,323    194,682
  16           202,603        575,300   626,600     719,014   75,300   126,600    219,014
  17           221,297        577,391   635,592     745,104   77,391   135,592    245,104
  18           240,926        578,749   644,240     773,083   78,749   144,240    273,083
  19           261,536        579,248   652,388     802,995   79,248   152,388    302,995
  20           283,177        578,776   659,883     834,898   78,776   159,883    334,898
  25           408,735        556,489   680,148   1,025,130   56,489   180,148    525,130
  30           568,983             **   638,570   1,256,701       **   138,570    756,701
  35           773,504             **        **   1,499,160       **        **    999,160



 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              [LOGO APPEARS HERE]




       POLICIES ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                JOHN HANCOCK PLACE, BOSTON, MASSACHUSETTS 02117


S8143-M 5/98

[LOGO OF JOHN HANDCOCK APPEARS HERE]


                          John Hancock Variable Life
                               Insurance Company
                                       (JHVLICO)

          FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP INSURANCE POLICY
                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S

                               John Hancock Place
                          Boston, Massachusetts 02117

                         JOHN HANCOCK SERVICING OFFICE:
                                  P.O. Box 111
                          Boston, Massachusetts 02117

                   TELEPHONE 1-800-REAL LIFE (1-800-732-5543)
                                FAX 617-572-5410


                           PROSPECTUS MAY 1, 1998

  The flexible premium variable life survivorship policy ("Policy") described in this Prospectus can be funded, at the discretion of the Owner, by any of the variable subaccounts of John Hancock Variable Life Account S (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I, a "series" type mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock") or of M Fund, Inc., a "series" type mutual fund advised by M Financial Investment Advisers, Inc. (collectively, the "Funds"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The Prospectuses for the Funds, which are attached to this Prospectus, describe the investment objectives, policies and risks of investing in the Portfolios of the Funds: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth (formerly, Special Opportunities), Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index (formerly, International Equities), International Opportunities, Emerging Markets Equity, Short-Term Bond (formerly, Short-Term U.S. Government), Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, Money Market, Edinburgh Overseas Equity, Turner Core Growth, Frontier Capital Appreciation, and Enhanced U.S. Equity. Other variable Subaccounts and Portfolios may be added in the future.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

  THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT
          VALID UNLESS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR

ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                         Page
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
JHVLICO and JOHN HANCOCK  . . . . . . . . . . . . . . . . . . . . . .      7
THE ACCOUNT AND THE SERIES FUNDS  . . . . . . . . . . . . . . . . . .      7
  The Account . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
  The Series Funds  . . . . . . . . . . . . . . . . . . . . . . . . .      8
THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . .     12
POLICY PROVISIONS AND BENEFITS  . . . . . . . . . . . . . . . . . . .     13
  Requirements for Issuance of Policy . . . . . . . . . . . . . . . .     13
  Premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13
  Account Value and Surrender Value . . . . . . . . . . . . . . . . .     15
  Policy Split Option . . . . . . . . . . . . . . . . . . . . . . . .     16
  Death Benefits  . . . . . . . . . . . . . . . . . . . . . . . . . .     17
  Transfers Among Subaccounts . . . . . . . . . . . . . . . . . . . .     19
  Telephone Transfers and Policy Loans  . . . . . . . . . . . . . . .     19
  Loan Provisions and Indebtedness  . . . . . . . . . . . . . . . . .     20
  Default . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20
  Exchange Privilege  . . . . . . . . . . . . . . . . . . . . . . . .     21
CHARGES AND EXPENSES  . . . . . . . . . . . . . . . . . . . . . . . .     21
  Charges Deducted from Premiums  . . . . . . . . . . . . . . . . . .     21
  Sales Charge  . . . . . . . . . . . . . . . . . . . . . . . . . . .     22
  Reduced Charges for Eligible Groups . . . . . . . . . . . . . . . .     23
  Charges Deducted from Account Value or Assets . . . . . . . . . . .     23
  Guarantee of Premiums and Certain Charges . . . . . . . . . . . . .     25
DISTRIBUTION OF POLICIES  . . . . . . . . . . . . . . . . . . . . . .     25
TAX CONSIDERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .     26
  Policy Proceeds . . . . . . . . . . . . . . . . . . . . . . . . . .     27
  Charge for JHVLICO's Taxes  . . . . . . . . . . . . . . . . . . . .     28
  Policy Split Option . . . . . . . . . . . . . . . . . . . . . . . .     28
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO  . . . . . . . .     29
REPORTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     29
VOTING PRIVILEGES . . . . . . . . . . . . . . . . . . . . . . . . . .     30
CHANGES THAT JHVLICO CAN MAKE . . . . . . . . . . . . . . . . . . . .     30
STATE REGULATION  . . . . . . . . . . . . . . . . . . . . . . . . . .     31
LEGAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . .     31
REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .     31
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     31
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .     31
APPENDIX--OTHER POLICY PROVISIONS . . . . . . . . . . . . . . . . . .     65
APPENDIX--IMPACT OF YEAR 2000 . . . . . . . . . . . . . . . . . . . .     67
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, SURRENDER VALUES AND
 ACCUMULATED PREMIUMS . . . . . . . . . . . . . . . . . . . . . . . .     68



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                       INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:


                                                                         Page
Account..............................................................      7
Account Value........................................................      1
Additional Sum Insured...............................................     17
Age..................................................................     66
Basic Sum Insured....................................................      1
DAC Tax..............................................................     22
Death Benefit........................................................     17
Fixed Account........................................................     12
Funds...........................................................  Front Cover
Grace Period.........................................................     19
Guaranteed Minimum Death Benefit.....................................     17
Guaranteed Minimum Death Benefit Premium.............................     14
Indebtedness.........................................................     20
Investment Rule......................................................     14
Loan Assets..........................................................     20
Minimum First Premium................................................     13
Planned Premium......................................................     13
Policy Anniversary...................................................     66
Portfolio.......................................................  Front Cover
Servicing Office.....................................................      7
Subaccount......................................................  Front Cover
Surrender Value......................................................     15
Total Sum Insured....................................................     17
Target Premium.......................................................     22
Valuation Date.......................................................     12
Valuation Period.....................................................     12
Variable Subaccounts.................................................      2
7-Pay Limit..........................................................     15

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  JHVLICO issues variable life insurance policies. The Policies described in this Prospectus provide life insurance coverage on two insureds, with a death benefit payable only when the last surviving insured dies. The Policies also provide for premium flexibility. JHVLICO issues other variable life insurance policies. These other policies are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit survivorship life insurance in providing lifetime protection against economic loss resulting from the death of the second of two persons insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows. A premium payment is periodically made to JHVLICO. JHVLICO takes from each premium an amount for processing expenses, taxes, and sales expenses. JHVLICO then places the rest of the premium into Subaccounts as directed by the owner of the Policy (the "Owner"). The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Funds. The currently available Portfolios are identified on the cover of this Prospectus. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insureds and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the last surviving insured dies. The death benefit proceeds will equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit under Option A equals the Total Sum Insured less any withdrawals that the Owner has made. The death benefit under Option B equals the Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured. Under Option A, the Owner may also elect an Extra Death Benefit feature that may result in a higher death benefit in some cases. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  Within limits prescribed by JHVLICO, the Owner may also elect whether to purchase the coverage as part of the "Basic Sum Insured" or as an "Additional Sum Insured." The Basic Sum Insured will not lapse during the first ten Policy years, so long as (1) specified Guaranteed Minimum Death Benefit Premiums have been paid, and (2) the Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may elect for this Guaranteed Minimum Death Benefit feature to extend beyond ten years. The Additional Sum Insured is subject to lapse, but has certain cost and other advantages.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. The Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while either of the insureds is living. The Surrender Value is the Account Value less any Indebtedness. At issue, the Owner may elect to purchase an Enhanced Cash Value Rider which will provide a benefit payable in addition to the Surrender Value if the Policy is surrendered in the first nine Policy years. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The Total minimum Sum Insured that may be bought at issue is $1,000,000. All persons insured must meet specified age limits and certain health and other criteria called "underwriting standards." The smoking status of the insureds is generally reflected in the insurance charges made. Policies issued under certain circumstances will not directly reflect the sexes of the insureds in either the premium rates or the charges and values under the Policy.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible, and the Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets certain other requirements.

  The minimum amount of premium required at the time of Policy issue is determined by JHVLICO based on the characteristics of each insured, the Policy's Total Sum Insured at issue, and the Policy options selected by the Owner. Unless the Guaranteed Minimum Death Benefit is in effect, if the Policy Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

  The Policy has a Guaranteed Minimum Death Benefit provision which guarantees that the basic Sum Insured will not lapse during the first ten Policy years if
(1) prescribed amounts of premiums have been paid, based on the characteristics of each insured and the amount of the Basic Sum Insured at issue and (2) any Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may at the time of application elect for this feature to be extended beyond the first ten Policy years for an additional charge.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNT S?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. The Account is subdivided into a number of variable Subaccounts, each of which corresponds to one of the Portfolios of the Funds. The assets of each variable Subaccount within the Account are invested in a corresponding Portfolio of the Funds. The current Portfolios of the Funds are: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, Money Market, Edinburgh Overseas Equity, Turner Core Growth, Frontier Capital Appreciation, and Enhanced U.S. Equity.

  The figures in the following chart are expressed as a percentage of each Portfolio's average daily net assets. The figures reflect the investment management fees currently payable and the 1997 other fund expenses allocated to John Hancock Variable Series Trust I (except that other fund expenses for the Small/Mid Cap CORE, Global Equity, Emerging Markets Equity, Bond Index, and High Yield Bond Portfolios are based upon estimates for the current fiscal year).

                                                                      Other
                                                                       Fund
                                       Other Fund      Total         Expenses
                                        Expenses       Fund           Absent
                          Management  After Expense  Operating       Expense
    Fund Name                Fee      Reimbursement  Expenses    Reimbursement*
    ---------             ----------  -------------  ---------   --------------
Managed..................    0.33%        0.04%        0.37%            N/A
Growth & Income .........    0.25%        0.03%        0.28%            N/A
Equity Index.............    0.15%        0.25%        0.40%           0.40%
Large Cap Value..........    0.75%        0.25%        1.00%           0.31%
Large Cap Growth.........    0.39%        0.05%        0.44%            N/A
Mid Cap Value............    0.80%        0.25%        1.05%           0.34%
Mid Cap Growth...........    0.85%        0.25%        1.10%           0.57%
Diversified Mid Cap
 Growth..................    0.75%        0.10%        0.85%            N/A
Real Estate Equity.......    0.60%        0.09%        0.69%            N/A
Small/Mid Cap CORE.......    0.80%        0.25%        1.05%            N/A
Small Cap Value..........    0.80%        0.25%        1.05%           0.50%
Small Cap Growth.........    0.75%        0.25%        1.00%           0.37%
Global Equity............    0.90%        0.25%        1.15%            N/A
International Balanced...    0.85%        0.25%        1.10%           0.71%
International Equity
 Index...................    0.18%        0.19%        0.37%            N/A
International
 Opportunities...........    0.97%        0.25%        1.22%           0.60%
Emerging Markets
 Equity..................    1.30%        0.25%        1.55%            N/A
Short-Term Bond..........    0.30%        0.21%        0.51%            N/A
Bond Index...............    0.15%        0.25%        0.40%            N/A
Sovereign Bond...........    0.25%        0.06%        0.31%            N/A
Strategic Bond...........    0.75%        0.25%        1.00%           0.57%
High Yield Bond..........    0.65%        0.25%        0.90%            N/A
Money Market.............    0.25%        0.08%        0.33%            N/A


* John Hancock reimburses a Portfolio when the Portfolio's other fund expenses exceed 0.25% of the Portfolio's average daily net assets.

     M Fund, Inc., pays M Financial Investment Advisers, Inc. ("M Financial") a fee for providing investment management services to each of the Portfolios. The Fund also pays for certain other fund expenses. The figures in the following chart are expressed as a percentage of each Portfolio's average daily net assets. The figures reflect the investment management fees currently payable and the 1997 other fund expenses allocated to the Fund.


                                            Other    Total Fund
                             Investment      Fund    Operating     Other Fund Expenses
Portfolio                  Management Fee  Expenses   Expenses    Absent Reimbursement*
---------                  --------------  --------  ----------  -----------------------
Edinburgh Overseas
 Equity.................       1.05%        0.25%      1.30%                3.89%
Turner Core Growth......       0.45%        0.25%      0.70%                5.72%
Frontier Capital
 Appreciation...........       0.90%        0.25%      1.15%                1.96%
Enhanced U.S. Equity....       0.55%        0.25%      0.80%                4.87%


---------

 * M Financial reimburses a Portfolio when the Portfolio's other fund expenses exceed 0.25% of the Portfolio's average daily net assets.

     For a full description of the Funds, see the Prospectuses for the Funds attached to this Prospectus.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  Premium Processing Charge. A 1.25% charge deducted from each premium payment. This charge will be reduced for Policies with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge of .50%.

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge. A charge deducted from each premium payment in the amount of 30% of premiums paid in the first Policy year up to the "target premium" and 3.5% of premiums paid during the first Policy year in excess of that target. The current sales charge in subsequent Policy years on premiums paid up to target premium generally is: 15% of such premiums in each of years 2 through 5; 10% of such premiums in each of years 6 through 10; 3% of such premiums in years 11 through 20; and 0% of such premiums thereafter. The current sales charge in subsequent Policy years on premiums paid in excess of the target premium is 3.5%: of such excess premiums paid in years 2 through 10; 3% of such excess premiums paid in years 11 through 20; and 0% of such excess premiums paid thereafter. Subject to maximums set forth in the Policy, certain of these charges may be increased after the tenth Policy year.

  Issue Charge. A charge deducted monthly from Account Value in an amount equal to $55.55 for the first 5 Policy years, plus 2c per $1,000 of the Total Sum Insured at issue for the first 3 Policy years, except that the charge per $1,000 is guaranteed not to exceed $200 per month.

  Administrative Charge. A charge deducted monthly from Account Value in an amount equal to no more than $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue (currently $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000).

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of each of the insureds and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value.

  Guaranteed Minimum Death Benefit Charge. If the Guaranteed Minimum Death Benefit option is elected beyond the first 10 Policy years, a maximum charge starting at the beginning of the eleventh Policy year not to exceed 3c per $1,000 (currently 1c per $1000) of the Basic Sum Insured at issue, deducted monthly from Account Value.

  Charge for Mortality and Expense Risks. A charge made daily from the Variable Subaccounts at a maximum effective annual rate of .60% of the assets of each Variable Subaccount. The current level of this charge is an effective annual rate of .35% of the assets of the Account.

  Charge for Optional Enhanced Cash Value Rider. There is a charge for the rider equal to 2% of premium paid in the first Policy year up to the annual target premium. This charge is assessed in the first Policy year only.

  Charge for Extra Mortality Risks. An additional charge, depending upon the ages of the insureds and the degree of additional mortality risk, required if either of the insureds does not qualify for the standard underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Other Optional Rider Benefits. An additional charge required if the Owner elects to purchase any optional insurance benefits by rider (other than the Enhanced Cash Value Rider). Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 made against Account Value at the time of withdrawal.

  See "Charges and Expenses", for a fuller description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes; but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes."

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to the Money Market Subaccount on the date of issue of the Policy. The initial net premium is the gross Minimum First Premium, plus any additional amount of premium that has been paid prior to the date of issue, less the premium processing charge, and less the charges deducted for sales expenses, state premium taxes, and the Federal DAC Tax. These charges also apply to subsequent premium payments. Twenty days after the date of issue, the amount in the Money Market Subaccount is reallocated among the Subaccounts in accordance with the Owner's election. Net premiums derived from payments received after this reallocation date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any of the Subaccounts. The Owner may change the Investment Rule under which JHVLICO will allocate amounts to Subaccounts. See "Premiums--Billing, Allocation of Premium Payments (Investment Rule)."

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies." Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  The death benefit proceeds, payable when the last insured dies, will equal the death benefit of the Policy, plus any additional rider benefits included and then due, minus any Indebtedness. The death benefit payable depends on the Policy's Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

     OPTION A: The death benefit equals the Policy's current Total Sum Insured less any withdrawals of Account Value that the Owner has made. (The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured.) If this Option is elected, the Owner may also elect an optional Extra Death Benefit feature, under which the death benefit will increase if and when the Policy Account Value exceeds a certain predetermined amount.

     OPTION B: The death benefit is the Policy's current Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured, and varies in amount based on investment results.

  The death benefit of the Policy under either Option A or Option B will be increased if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits" and "Tax Considerations."

  Under the Guaranteed Minimum Death Benefit provision, the Policy is guaranteed not to lapse during the first 10 Policy years, provided the amount of premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums, accumulated at 4% interest. For an additional charge, the Owner also may elect for this benefit to continue beyond the tenth Policy year. However, the Guaranteed Minimum Death Benefit will not apply to any Policy if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. The Guaranteed Minimum Death Benefit feature applies only to the Basic Sum Insured and not to any amount of Additional Sum Insured.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account Value and by any partial withdrawal, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  The Owner may obtain a Policy loan in the maximum amount of 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5% in the first 20 Policy years and 4.5% thereafter. A loan plus accrued and compounded interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Total Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed for both insureds, or within 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Servicing Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Fund.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                            JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all other states, except New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $59 billion and it has invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

                        THE ACCOUNT AND THE SERIES FUNDS

THE ACCOUNT

  The Account, a separate account established under Massachusetts law in 1993, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount. Additional premiums are charged for Policies where the insured is classified as a substandard risk and a portion of these premiums is allocated to the Account.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in each variable Subaccount are invested in the corresponding Portfolio of the Funds, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Funds and made available to Owners.

THE SERIES FUNDS

  Each Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. Each Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectuses for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

 Managed Portfolio

  The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

 Growth & Income Portfolio

  The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and the long term.

 Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

 Large Cap Value Portfolio

  The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investments in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

 Large Cap Growth Portfolio

  The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

 Mid Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

 Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing primarily in common stocks of medium capitalization companies.

 Diversified Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of medium capitalization growth companies.

 Real Estate Equity Portfolio

  The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

 Small/Mid Cap CORE Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2500 Index at the time of investment.

 Small Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

 Small Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

 Global Equity Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, of both U.S. and foreign issuers.

 International Balanced Portfolio

  The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

 International Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the major developed international (non-U.S.) equity markets, as represented by the MSCI AEFE GDP Index.

 International Opportunities Portfolio

  The investment objective of this Portfolio is to provide capital appreciation through investments in common stocks of primarily well-established, non-United States companies.

 Emerging Markets Equity Portfolio

  The investment objective of this Portfolio is to achieve capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.

 Short-Term Bond Portfolio

  The investment objective of this Portfolio is to provide a high level of current income consistent with a low degree of share price fluctuation through investment primarily in a diversified portfolio of short- and intermediate-term investment-grade debt obligations.

 Bond Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return and risk characteristics of the U.S. investment grade fixed income market, as represented by a Lehman Brothers bond index that tracks the performance of investment grade debt securities.

 Sovereign Bond Portfolio

  The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk through investment primarily in a diversified portfolio of freely marketable debt securities.

 Strategic Bond Portfolio

  The investment objective of this Portfolio is to provide total return consistent with moderate risk of capital and maintenance of liquidity, through a portfolio of domestic and international fixed income securities.

 High Yield Bond Portfolio

  The investment objective of this Portfolio is to provide high current income and capital appreciation with capital preservation through investing primarily in high yield (below investment grade) debt securities.

 Money Market Portfolio

  The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity, through investment in high quality money market instruments.

  John Hancock acts as the investment manager for the above Portfolios, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc. ("IIA"), with its principal place of business at 53 State Street,

Boston, MA 02109, provides sub-investment advice with respect to the Managed, Growth & Income, Large Cap Growth, Real Estate Equity, and Short-Term Bond Portfolios. Independence International Associates, Inc., a subsidiary of IIA located at the same address as IIA, is sub-investment adviser to the International Equity Index Portfolio.

  Another indirectly owned subsidiary of John Hancock, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, MA 02199, provides sub-investment advice with respect to the Sovereign Bond, Diversified Mid Cap Growth, and Small Cap Growth Portfolios.

  T. Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and, its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson Partners, Inc., of 209 S. LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  Goldman Sachs & Company, located at One New York Plaza, New York, New York 10004, is sub-investment adviser to the Small/Mid Cap CORE Portfolio. Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, New York 10154, is the sub-investment adviser to the Global Equity Portfolio. Montgomery Asset Management, LLC, located at 101 California Street, San Francisco, California
 94111, is the sub-investment adviser to the Emerging Markets Equity Portfolio. Mellon Bond Associates, located at One Mellon Bank Center, Suite 4135,
Pittsburgh, Pennsylvania 15258, is the sub-investment adviser to the Bond Index Portfolio. Wellington Management Company, LLC, located at 75 State Street, Boston, Massachusetts 02109, is the sub-investment adviser to the High Yield Bond Portfolio.

  Edinburgh Overseas Equity Portfolio. The investment objective of this Portfolio is long-term capital appreciation with reasonable investment risk through active management and investment in common stock and common stock equivalents of foreign issuers. Current income, if any, is incidental.

  Turner Core Growth Portfolio. The investment objective of this Portfolio is to seek long-term capital appreciation through a diversified portfolio of common stocks that show strong earnings potential with reasonable market prices.

  Frontier Capital Appreciation Portfolio. The investment objective of this Portfolio is to maximum capital appreciation through investment in common stock of companies of all sizes, with emphasis on stocks of small-to medium-capitalization companies. Importance is placed on growth and price appreciation, rather than income.

  Enhanced U.S. Equity Portfolio. The investment objective of this Portfolio is to provide above market total return through investment in common stock of companies perceived to provide a return higher than that of the S&P 500 at approximately the same level of investment risk as the S&P 500.

  M Financial Investment Advisers, Inc., acts as the investment manager for the four Portfolios described above. Edinburgh Fund Managers PLC, provides sub-investment advice to the Edinburgh Overseas Equity Portfolio; Turner Investment Partners, Inc., provides sub-investment advice to the Turner Core Growth Portfolio; Frontier Capital Management Company, Inc., provides sub-investment advice to the Frontier Capital Appreciation Portfolio; and Franklin Portfolio Associates Trust provides sub-investment advice to the Enhanced U.S. Equity Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of each Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectuses and the statement of additional information referred to therein, which should be read together with this Prospectus.

                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account, and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Transfers from the Fixed Account are subject to certain limitations. See "Transfers Among Subaccounts."

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates. The rate of interest declared with respect to any amount in the Fixed Account may depend on when that amount was first allocated to the Fixed Account.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

                        POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Total Sum Insured at issue of $1,000,000 and a minimum Basic Sum Insured of $500,000. At the time of issue, each insured must be age 20 through 80. All persons insured must meet certain health and other criteria called "underwriting standards." The smoking status of each insured is reflected in the insurance charges made. Amounts of coverage that JHVLICO will accept under the Policies may be limited by JHVLICO's underwriting and reinsurance procedures as in effect from time to time.

  Policies issued in certain jurisdictions will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. The illustrations set forth in this Prospectus are sex distinct and, therefore, do not reflect the sex-neutral rates, charges, or values that would apply to such Policies.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets the other requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, smoking status, and underwriting class of each of the insureds at issue, the Policy's Total Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Servicing Office in order for the Policy to be in full force and effect. See "Death Benefits." There is no grace period for the payment of the Minimum First Premium.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a grace period, unless the Guaranteed Minimum Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. See "Default."

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen, at the frequency chosen. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO's standard procedures prohibit issuance of the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance." The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. Also, as described under "Death Benefits--Optional Extra Death Benefit Feature," the Optional Extra Death Benefit feature may result in a death benefit under Option A that is higher than the Total Sum Insured. If the payment of a given premium will cause the Policy

Account Value to increase to such an extent that an increase in death benefit is necessary either to satisfy federal tax law requirements or because of the way to the Optional Extra Death Benefit feature operates, JHVLICO has the right to not accept the excess portion of that premium payment or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to maintain the Guaranteed Minimum Death Benefit in effect under a Policy.

  Whether or not the Guaranteed Minimum Death Benefit is in effect, JHVLICO also reserves the right to limit premium payments above the amount of the cumulative Guaranteed Minimum Death Benefit Premiums. JHVLICO will not, however, refuse to accept any premium payment that is required to keep the Policy from lapsing.

  Guaranteed Minimum Death Benefit Premiums. A Guaranteed Minimum Death Benefit feature may apply during the first ten Policy years and, if the Owner has elected, thereafter. See "Death Benefits." The Guaranteed Minimum Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, smoking status, and underwriting class of each of the insureds at issue and the Basic Sum Insured at issue. This premium will be higher than the Minimum First Premium and is 85% of the target premium (discussed under "Sales Charge"). To keep the Guaranteed Minimum Death Benefit in effect, the amount of actual premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, must at each Policy anniversary be at least equal to the Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4% interest. If this test is not satisfied on any Policy anniversary, a 61-day grace period will commence as of that anniversary and JHVLICO will notify the Owner of the shortfall. This notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the grace period, the Guaranteed Minimum Death Benefit feature will lapse unless and until restored as described under "Default--Reinstatement." The Guaranteed Minimum Death Benefit will not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for an amount of premium other than the Guaranteed Minimum Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual or quarterly basis. An automatic check-writing ("premiumatic") program may be available to an Owner interested in making monthly premium payments. All premiums are payable at JHVLICO's Servicing Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the premium processing charge, the state premium tax charge, the sales charge, and the Federal DAC Tax charge. See "Charges and Expenses." The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to any of the Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Servicing Office of notice satisfactory to JHVLICO. Notwithstanding the Investment Rule, any net premium (or portion thereof) credited to Account Value as of a date prior to the end of the Valuation Period that includes the 20th day following the date of issue will automatically be allocated to the Money Market Subaccount. At the end of that Valuation Period (or of the premium's date of receipt, if later), the Policy's Account Value will be reallocated automatically among the Subaccounts in accordance with the Investment Rule chosen by the Owner.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

     (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

     (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

     (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or a material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations." If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact. When it identifies such an excess premium, JHVLICO sends the Owner immediate notice and refunds the excess premium if it has not received notice of the acknowledgment by the time the premium payment check has had a reasonable time to clear the banking system, but in no case longer than two weeks.



ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value, increased or decreased by the investment experience of the Subaccounts, increased by net premiums received and decreased by any partial withdrawal. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less any Indebtedness.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while either of the insureds is living and the Policy is not in a grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Servicing Office of a signed request or the surrendered Policy.

  If a Policy is surrendered during the second Policy year, a portion of the sales charge, equal to 5% of premiums paid in the second Policy year up to one target premium, will be refunded to the Owner.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time when at least one of the insureds is still living, provided that the Policy is not in a grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Servicing Office.

  A withdrawal will reduce any Option A death benefit by the amount withdrawn. JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's death benefit to fall below $1,000,000.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  A withdrawal may have significant tax consequences. See "Tax Considerations."

  Optional Enhanced Cash Value Rider. The Owner may elect an Enhanced Cash Value Rider to be attached to the Policy. This rider allows for the Owner to receive an Enhanced Cash Value benefit (in addition to the Surrender Value) if the Policy is surrendered within the first nine Policy years. The Enhanced Cash Value benefit is set forth in the specification pages of the Policy.

  There is a charge for the rider equal to 2% of premium paid in the first Policy year up to the annual target premium. This charge is assessed in the first Policy year only.

  The Enhanced Cash Value benefit is included in the Account Value when calculating the death benefit and insurance charges associated with the Policy. The amount available for withdrawal and the Loan Value of the Policy is based on the Surrender Value, and neither shall in any way be increased due to the Enhanced Cash Value Rider.

POLICY SPLIT OPTION

  The Owner may elect a rider that permits the Policy's current Total Sum Insured to be split on a "50/50" basis into two other individual life insurance policies on the lives of the insured persons. Such a split will not require evidence of insurability of either insured, but is permitted only upon the insureds' divorce or the occurrence of certain Federal tax law changes. This rider must be elected at the time of application for a Policy, but may be cancelled at any time by the Owner. The monthly charge for the rider is 3c per $1000 of current Sum Insured. Certain conditions, described in the rider, must be met prior to effecting a Policy split. The rider automatically terminates on the date of death of the first insured to die, the Policy anniversary nearest the older insured's 80th birthday, or the date the Policy terminates, whichever is earliest.

  Tax Considerations. See "Tax Considerations--Policy Split Option", for possible tax consequences of a Policy split under the option described above.

DEATH BENEFITS

  The death benefit proceeds are payable when the last surviving insured dies while the Policy is in effect. The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the last surviving insured dies during a grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

     OPTION A: The death benefit equals the current Total Sum Insured plus any increases in death benefit described below under "Optional Extra Death Benefit Feature" and "Definition of Life Insurance", and minus the amount of any partial withdrawals that have been made over the life of the Policy.

     OPTION B: The death benefit is the current Total Sum Insured, plus the Policy Account Value at the end of the Valuation Period in which the last surviving insured dies. This death benefit is a varying amount and fluctuates with the amount of the Account Value. This death benefit is also subject to any increase described below under "Definition of Life Insurance."

The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured (discussed below).

  Owners who prefer to have favorable investment experience reflected in increased insurance coverage should choose Option B. Owners who prefer to have insurance coverage that generally does not vary in amount and lower cost of insurance charges should choose Option A.

  Optional Extra Death Benefit Feature (Option M). If Option A is elected, the Owner may also elect an Optional Extra Death Benefit feature. Pursuant to this feature the death benefit under Option A will be no less than the amount of the Policy Account Value at the beginning of the Policy year in which the last surviving insured dies, multiplied by a factor specified in the Policy. The factor is based on the younger insured's age. The Optional Extra Death Benefit feature may result in an Option A death benefit that is higher than the minimum death benefit required under Federal tax law, as described below under "Definition of Life Insurance." Although there is no special charge for the optional Extra Death Benefit feature, the monthly cost of insurance deductions will be based on the amount of death benefit then in effect, including any additional death benefit pursuant to this option. An election of this option must be made at the time of application for the Policy, although the Owner may revoke the election at any time. There may be tax consequences involved, if revoking the Optional Extra Death Benefit feature under Option A causes a reduction in death benefit. See "Tax Considerations--Policy Proceeds."

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. The higher death benefit amount will be equal to the Policy Account Value on the date of death of the last surviving insured, times a percentage which declines with age and which is set out in the Policy. The monthly deductions for the cost of insurance will be based on the amount of death benefit then in effect, including any additional death benefit required to satisfy the definition of life insurance.

  Guaranteed Minimum Death Benefit. During the first 10 Policy years (and thereafter if the Owner elects), the Basic Sum Insured is guaranteed not to lapse, provided that (1) the amount of premiums paid through each Policy anniversary, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums accumulated at 4% interest and (2) any Additional Sum Insured under a Policy is not scheduled to exceed the Basic Sum Insured at any time. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed. The election to extend the Guaranteed Minimum

Death Benefit beyond ten Policy years must be made at the time of Policy issuance, and the Owner may revoke the election at any time. JHVLICO imposes a charge after the tenth Policy year if the Owner elects to extend this benefit.

  Additional Sum Insured. The Owner may apply for an amount of Additional Sum Insured under the Policy, pursuant to which an additional amount of death benefit will be paid upon the death of the last surviving insured under the Policy. Purchasers of a Policy should consider various factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The Basic Sum Insured generally cannot be increased or decreased after issue, whereas the amount of Additional Sum Insured can be decreased, or, upon application and submission of evidence of insurability, increased subsequent to Policy issuance. JHVLICO may refuse to accept any request to reduce the Additional Sum Insured (a) that would cause the Policy's current Total Sum Insured to fall below $1,000,000 or (b) if immediately following the reduction, the Policy's current death benefit would reflect an increase necessary for the Policy to continue to qualify as life insurance (see "Death Benefits--Definition of Life Insurance") or an increase pursuant to the Optional Extra Death Benefit feature. Any increase or decrease in Additional Sum Insured will become effective at the beginning of the first Policy month after JHVLICO receives in good order at its Servicing Office all information necessary to process the change, and, in the case of an increase in coverage, approves the change.

  Any decision by the Owner to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences. See "Tax Considerations--Policy Proceeds."

  Also, the Owner may elect among several forms of Additional Sum Insured coverage at the time the Owner applies for it: a level amount of coverage; an amount of coverage that increases on each Policy anniversary up to a prescribed limit; an amount of coverage that increases on each Policy anniversary to the amount of premiums paid during prior Policy years plus the Planned Premium for the current Policy year, subject to certain limits; or a combination of those forms of coverage.

  The amount of target premium under a Policy is not affected by the amount of the Additional Sum Insured. Accordingly, the amount of sales charge paid by the Owner and the amount of compensation paid to the selling insurance agent may be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured.

  The amount of any Additional Sum Insured is not included in any Guaranteed Minimum Death Benefit. Therefore, if the Policy's Account Value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured) the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the Guaranteed Minimum Death Benefit feature.

  The Additional Sum Insured is limited to 400% of the Basic Sum Insured. Generally, an Owner will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. On the other hand, for Owners that wish to take advantage of the Guaranteed Minimum Death Benefit, the proportion of the Policy's Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of Policy issue. The Guaranteed Minimum Death Benefit does not apply to either the Basic Sum Insured or any Additional Sum Insured if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. In such a case, it could be to the Owner's advantage either to increase the amount of coverage applied for as Basic Sum Insured in order that the Guaranteed Minimum Death Benefit will be available or, if such guarantee is not of value to the Owner, to maximize the proportion of the Additional Sum Insured.

  Temporary Coverage Prior to Policy Delivery. If a specified amount of premium is paid with the application for a Policy, temporary survivorship term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage under all applications with John Hancock and its affiliates will not exceed $1,000,000, and is subject to the terms and conditions described in the application for a Policy.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice satisfactory to JHVLICO.

  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Servicing Office. (JHVLICO reserves the right to defer such Fixed Account transfers for up to six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. If an Owner requests a change inconsistent with the transfer provisions, the portion of the request inconsistent with the transfer provisions will not be effective. No transfers among Subaccounts may be made while the Policy is in a grace period.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543 or sending a written request via fax to 1-800-621-0448. Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the Subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss to unauthorized or fraudulent instructions.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provisions. Loans may be made at any time a Loan Value is available, either of the insureds is alive and the Policy is not in a grace period. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed, by telephone. The Loan Value will be 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5% in the first 20 Policy years, and 4.5% thereafter.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness." A loan will not be permitted unless it is at least $1,000. A loan may be repaid in full or in part at any time before the last surviving insured's death and while the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to a portion of JHVLICO's general account called the "Loan Assets". Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. For example, if the entire loan outstanding is $3000 of which $1000 was borrowed from the Fixed Account, then upon a repayment of $1500, $500 would be allocated to the Fixed Account and the remaining $1000 would be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in Loan Assets is credited with interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and .5% less than the loan interest rate thereafter. The rate credited to Loan Assets will usually be different than the net return for the Subaccounts. Since Loan Assets and the remaining portion of the Account Value will generally have different rates of investment return, any death benefit above the Sum Insured, the Account Value, the Surrender Value and any death benefit above the Total Sum Insured are all permanently affected by any Indebtedness, whether or not it is repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds 90% of the Account Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses, specifying the minimum amount that must be paid to keep the Policy in force beyond that period, unless a repayment of at least the amount specified in the notice is made within that period.

  Tax Considerations. If the Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations."

DEFAULT

  Premium Grace Period, Default and Lapse. Unless the Guaranteed Minimum Death Benefit is in force, at the beginning of each Policy month, JHVLICO determines whether the Account Value, net of any Indebtedness, is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  If the Guaranteed Minimum Death Benefit is in effect and the Policy provides for an Additional Sum Insured, the grace period and lapse procedures set forth in the preceding paragraph will apply only to the Additional Sum Insured. Lapse of the Additional Sum Insured can have significant tax consequences. See "Tax Considerations--Policy Proceeds." If the Guaranteed Minimum Death Benefit has been in effect and lapses at the end of a grace period (as described in "Premiums--Guaranteed Minimum Death Benefit Premiums"), the usual default, grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the first Policy month following the lapse of the Guaranteed Minimum Death Benefit.

  The insurance under the Policy continues in full force during any grace period but, if the last surviving insured dies during the grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period, specifying the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the grace period.

  Reinstatement. A lapsed Policy (or a lapsed Additional Sum Insured, if the Basic Sum Insured remains in force or is reinstated) or the Guaranteed Minimum Death Benefit may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required (except as to a request to restore the Guaranteed Minimum Death Benefit within 1 year after the beginning of its grace period) and payment of the required premium and charges. The request must be received at JHVLICO's Servicing Office within 1 year after the beginning of the grace period (or 5 years if the request relates only to the Guaranteed Minimum Death Benefit). JHVLICO reserves the right to refuse Guaranteed Minimum Death Benefit restorations after the first. A reinstatement of the Basic Sum Insured or the Additional Sum Insured may be deemed a material change for Federal income tax purposes. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice of the transfer satisfactory to JHVLICO.

                              -----------------

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement and to any variations in Policy provisions required by the regulatory authorities of the state that has approved the Policy for issue.

                              CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to the sales charge (see "Sales Charge" below), the following charges are deducted from premiums:

  Premium Processing Charge. 1.25% of each premium payment will be deducted from each premium payment for collection and Policy processing costs. This charge will be reduced for a Policy with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge equal to .50%. The premium processing charge for these larger Policies will be the greater of .50% or the percentage computed pursuant to the following mathematical formula:

                                 (Total Sum Insured at
                               [  Issue - $5,000,000)   ]
             1.25% X  (   1-    ------------------------    X .25  )
                                      $10,000,000


  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. The 2.35% rate is the average rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the Policies' deferred acquisition costs--commonly referred to as the "DAC Tax." JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

  Charge for Optional Enhanced Cash Value Rider. There is a charge for the rider equal to 2% of premium paid in the first Policy year up to the annual target premium. This charge is assessed in the first Policy year only.

SALES CHARGE

  A charge is made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies."

  The sales charge in the first Policy year is equal to 30% of the premiums paid up to one "target premium" and 3.5% of all premiums in excess of the target premium in that year. The target premium is established at issue and is the amount of the level premium that would be necessary to support a whole life insurance policy in the amount of the Basic Sum Insured at the maximum guaranteed cost of insurance rates, assuming deductions or charges for the other policy expenses at the maximum levels guaranteed under the Policy and a net interest rate of 5%. Target premiums will vary based on the issue age, sex, smoking status and underwriting class of each of the insureds.

  The current sales charge for premiums paid up to one target premium in subsequent Policy years is 15% in years 2 through 5, 10% in years 6 through 10, 3% for years 11 through 20 and 0% thereafter. The current sales charge for premiums paid in excess of the target premium is 3.5% in years 2 through 10, 3% in years 11 through 20 and 0% thereafter.

  The guaranteed maximum sales charges under the Policy are no higher than the current sales charges, except that the guaranteed maximum sales charge for premiums paid up to one target premium is 4% in years 11 through 20 and 3% thereafter and, for premiums paid in excess of one target premium, is 3% after year 20. Because the Policies were first offered only in 1993, sales charges at the lower current rates are not yet applicable under any outstanding Policy.

  Notwithstanding the foregoing, if the younger insured is age 71 or older at the time of Policy issuance, the current and guaranteed sales charge in Policy year 12 and thereafter is 0%.

  An Owner may structure the timing and amount of premium payments to minimize the sales charges deducted from premium payments, although doing so involves certain risks. Paying less than one target premium in the first Policy year or paying more than one target premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten target premiums of $10,000 each, would pay total sales charges of $14,000 if he paid $10,000 in each of the first ten Policy years, but would pay total sales charges of only $9,750 if he paid $20,000 (i.e., two times the target premium amount) in every other Policy year up to the ninth Policy year. However, delaying the payment of target premiums to later Policy years could increase the risk that the Guaranteed Minimum Death Benefit may lapse and that the Account Value will be insufficient to pay monthly Policy charges as they come due. As a result, the Policy or any Additional Sum Insured may lapse. See "Default." Conversely, accelerating the payment of target premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit."

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charge and issue charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the Policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which justify a reduction in sales or administrative expenses. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Policy Owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct an issue charge from Account Value, currently at the rate of $55.55 per month for the first 5 Policy years, plus 2c per $1,000 of the Total Sum Insured at issue per month for the first 3 Policy years. The charge per $1,000 of Total Sum Insured at issue is guaranteed not to exceed $200 per month. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000, the aggregate amount deducted during the first 3 Policy years would be $2,719.80.

  The issue charge is to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Administrative Charge. JHVLICO will deduct from the Account Value a maximum charge of $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue. The current monthly charge is $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000 and using the current administrative charge, the aggregate amount deducted during the first 10 Policy years would be $2,100.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of each of the insureds and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value (after reflecting all charges against the Account Value). The amount at risk would also be affected if the Owner purchased the Enhanced Cash Value Rider. See "Optional Enhanced Cash Value Rider" under "Account Value and Surrender Value." The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of each of the insureds and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables, as set forth in the Policy. The insurance charge is not affected by the death of the first insured to die.

  If an insured's underwriting risk classification has worsened, any subsequently-added Additional Sum Insured coverage may have higher insurance charge rates than the Basic Sum Insured. If an insured's underwriting risk classification has improved, cost of insurance rates on the Total Sum Insured may be reduced, as may the target premium with respect to subsequent premium payments.

  Lower current insurance rates are offered at most ages for insureds who qualify as non-smokers. To qualify, an insured must meet additional requirements that relate to smoking habits.

  Guaranteed Minimum Death Benefit Charge. There is no charge for any Guaranteed Minimum Death Benefit during the first 10 Policy years. If the Guaranteed Minimum Death Benefit option is elected for a period beyond the first 10 Policy years, JHVLICO deducts a charge from Account Value beginning in the eleventh Policy year. The maximum monthly charge is 3c per $1000 of the Basic Sum Insured at issue and the current monthly charge is 1c per $1,000 of the Basic Sum Insured at issue. If the Guaranteed Minimum Death Benefit lapses due to failure to pay sufficient premiums, the charge will be discontinued. Because the Policies were first offered only in 1993, no Guaranteed Minimum Death Benefit charge is yet applicable to any Policy at the current rate.

  Charge for Mortality and Expense Risks. A daily charge is deducted from the variable Subaccounts for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of .60% of the value of the assets of each variable Subaccount attributable to the Policies. The current level of this charge is an effective annual rate of .35% of the assets of the Account. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.

  Charges for Extra Mortality Risks. An insured who does not qualify for the standard underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the ages of the insureds and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value.

  Charges for Other Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase any optional insurance benefit by Policy rider (other than the Enhanced Cash Value Rider). Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value." The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fee and Other Fund Expenses. The Account purchases shares of the Funds at net asset value, a value which reflects the deduction from the assets of each Fund of its investment management fees and certain non-advisory Fund operating expenses, which are described in the Summary of this Prospectus. For a full description of these deductions, see the attached Prospectuses for the Funds.

  The monthly deductions from Account Value described above are deducted on the date of issue and on the first day of each Policy month thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF PREMIUMS AND CERTAIN CHARGES

  The Policy's Guaranteed Minimum Death Benefit Premium is guaranteed not to increase. The premium processing charge, the state premium tax charge, the Federal DAC Tax charge, the issue charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The administrative charge, the Guaranteed Minimum Death Benefit Charge, the sales charge, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                            DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock Distributors, Inc. ("Distributors"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a Policy and each insured's risk classification. Pursuant to a sales agreement among John Hancock, Distributors, JHVLICO, and the Account, Distributors acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days' written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Distributors' representatives are compensated for sales of the Policies on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a Distributors representative for selling a Policy is 65% of the target premium paid in the first Policy year, 12% of the target premium paid in the second through fifth Policy years, 7.5% of the target premium paid in the sixth through tenth Policy years, and 3% of the target premium paid in each year thereafter. The maximum commission on any premium paid in any year in excess of the target premium is 3%.

  Representatives with less than four years of service with Distributors and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  Distributors is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc., and is a member of the Securities Investor Protection Corporation. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with Distributors and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Distributors' representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Distributors will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Distributors for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers. In addition, these representatives may earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  Distributors serves as principal underwriter for other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V. Distributors is also the principal underwriter for John Hancock Variable Series Trust I.

                               TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance." If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance and the investment diversification requirements mentioned below, as JHVLICO believes it will, the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if a Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age 59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as an increase in Additional Sum Insured, the addition of certain other Policy benefits after issue, or reinstatement of a lapsed Policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the Policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  The Code and Treasury Regulations set forth requirements for the diversification of the investments underlying variable life insurance policies. JHVLICO and the Portfolios intend to comply with these requirements with respect to the Policy. Failure to meet these requirements would mean that the Policy would not be treated as a life insurance contract, subjecting the Owner to Federal income tax on the income and gains under the Policy.

  The Treasury Department has said in the past that it may issue a regulation or a ruling prescribing the circumstances in which an Owner's control over investments underlying a variable life insurance policy may cause the Owner, rather than the insurance company, to be treated as the owner of the assets in the Account, with the effect that income and gains from the Account would be included in the Owner's income for Federal income tax purposes. Under current law, we believe that JHVLICO, and not the Policy Owner, would be considered the owner of the assets of the Account. However, JHVLICO has reserved certain rights to alter the Policy and the investment alternatives of the Account if necessary to comply with any such regulation or ruling.

  The United States Congress and the Treasury Department have in the past and may in the future consider new legislation that, if enacted, could change the Federal tax treatment of life insurance policy income or death benefits. Any such change could have a retroactive effect. We suggest you consult with your legal or tax adviser, if you have any questions about this.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

POLICY SPLIT OPTION

  An Owner may elect to split a Policy into two other individual life insurance policies, as described under "Policy Split Option." A Policy split could have adverse tax consequences including, but not limited to, the recognition of taxable income in an amount up to any taxable gain in the Policy at the time of the split.

              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:



Directors--Officers                         Principal Occupations
-------------------                         ---------------------
David F. D'Alessandro          Chairman of the Board and Chief Executive
                               Officer of JHVLICO; President and Chief
                               Operating Officer, John Hancock Mutual Life
                               Insurance Company.

Henry D. Shaw                  Vice Chairman of the Board and President of
                               JHVLICO; Senior Vice President, John Hancock
                               Mutual Life Insurance Company.

Thomas J. Lee                  Director of JHVLICO; Vice President, John
                               Hancock Mutual Life Insurance Company.

Robert R. Reitano              Director of JHVLICO; Vice President, John
                               Hancock Mutual Life Insurance Company.

Ronald J. Bocage               Director and Counsel, JHVLICO; Vice President
                               and Counsel, John Hancock Mutual Life Insurance
                               Company.

Joseph A. Tomlinson            Director and Vice President, JHVLICO; Vice
                               President, John Hancock Mutual Life Insurance
                               Company.

Michele G. VanLeer             Director of JHVLICO; Senior Vice President, John
                               Hancock Mutual Life Insurance Company.

Robert S. Paster               Director, JHVLICO; Second Vice President, John
                               Hancock Mutual Life Insurance Company.

Barbara L. Luddy               Director and Actuary of JHVLICO; Second Vice
                               President, John Hancock Mutual Life Insurance
                               Company.

Daniel L. Ouellette            Vice President, Marketing, JHVLICO; Second Vice
                               President, John Hancock Mutual Life Insurance
                               Company.

Patrick F. Smith               Controller of JHVLICO; Assistant Controller,
                               John Hancock Mutual Life Insurance Company.



  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Basic Sum Insured, Additional Sum Insured, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Funds, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account are invested in shares of the corresponding Portfolios of the Funds. JHVLICO will vote the shares of each of the Portfolios of the Funds which are deemed attributable to qualifying variable life insurance policies and variable annuity contracts at regular and special meetings of the Funds' shareholders in accordance with instructions received from owners of such policies or contracts. Shares of the Funds held in the Account which are not attributable to such policies or contracts and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all such policies and contracts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Funds' meetings.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of each Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios or to approve or disapprove an investment advisory or underwriting contract for the Funds. JHVLICO also may disregard voting instructions in favor of changes initiated by an owner or a Fund's Board of Trustees in an investment policy, investment adviser or principal underwriter of a Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the Portfolio shares held by a Subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                                STATE REGULATION

  JHVLICO is subject to regulation and supervision by the Massachusetts Commissioner of Insurance who periodically examines its affairs. It also is subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business.

  JHVLICO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations.

                                 LEGAL MATTERS

  The legal validity of the Policies described in this Prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                             REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of the Account and JHVLICO included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Deborah A. Poppel, F.S.A., an Actuary of JHVLICO.

                              FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S


STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

                                   Large Cap    Sovereign   International  Small Cap   International   Mid Cap    Large Cap
                                    Growth        Bond        Equities       Growth      Balanced       Growth      Value
                                  Subaccount   Subaccount    Subaccount    Subaccount   Subaccount    Subaccount  Subaccount
                                  -----------  -----------  -------------  ----------  -------------  ----------  ----------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value ............   $32,504,276  $19,461,475   $8,790,049    $2,504,952   $1,475,245    $3,614,752  $5,190,146
Investments in shares of
 portfolios of M Fund
 Inc., at value ...............            --           --           --            --           --            --          --
Receivable from:
 John Hancock Variable
  Series Trust I ..............       133,074       65,642       50,618        36,983           20         1,467      56,855
 M Fund Inc. ..................            --           --           --            --           --            --          --
                                  -----------  -----------   ----------    ----------   ----------    ----------  ----------
TOTAL ASSETS ..................    32,637,350   19,527,117    8,840,667     2,541,935    1,475,265     3,616,219   5,247,001
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company              132,745       65,444       50,522        36,949           --         1,429      56,794
 M Fund Inc. ..................            --           --           --            --           --            --          --
Asset charges payable .........           329          198           96            34           20            38          61
                                  -----------  -----------   ----------    ----------   ----------    ----------  ----------
TOTAL LIABILITIES .............       133,074       65,642       50,618        36,983           20         1,467      56,855
                                  -----------  -----------   ----------    ----------   ----------    ----------  ----------
NET ASSETS  ...................   $32,504,276  $19,461,475   $8,790,049    $2,504,952   $1,475,245    $3,614,752  $5,190,146
                                  ===========  ===========   ==========    ==========   ==========    ==========  ==========

                                     Money      Mid Cap       Special      Real Estate
                                    Market       Value     Opportunities     Equity
                                  Subaccount   Subaccount   Subaccount     Subaccount
                                  -----------  ----------  -------------  -------------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value ............   $14,171,123  $6,066,901   $8,833,185     $4,191,379
Investments in shares of
 portfolios of M Fund
 Inc., at value ...............            --          --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I ..............       907,716      32,571        1,906          4,723
 M Fund Inc. ..................            --          --           --             --
                                  -----------  ----------   ----------     ----------
TOTAL ASSETS ..................    15,078,839   6,099,472    8,835,091      4,196,102
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company              907,538      32,502        1,806          4,668
 M Fund Inc. ..................            --          --           --             --
Asset charges payable .........           178          69          100             55
                                  -----------  ----------   ----------     ----------
TOTAL LIABILITIES .............       907,716      32,571        1,906          4,723
                                  -----------  ----------   ----------     ----------
NET ASSETS ....................   $14,171,123  $6,066,901   $8,833,185     $4,191,379
                                  ===========  ==========   ==========     ==========

---------
See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

DECEMBER 31, 1997

                                                      Short-Term                                                         Turner
                             Growth &                    U.S.      Small Cap   International    Equity     Strategic      Core
                              Income       Managed    Government     Value     Opportunities     Index        Bond       Growth
                            Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount   Subaccount  Subaccount
                            -----------  -----------  -----------  ----------  -------------  -----------  ----------  ----------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value.......   $47,996,192  $21,775,321  $12,476,155  $3,972,890   $6,035,554    $16,437,919  $1,620,281  $       --
Investments in shares of
 portfolios of M Fund
 Inc., at value..........            --           --           --          --           --             --          --   1,014,974
Receivable from:
 John Hancock Variable
  Series Trust I.........        82,373      207,062       13,811      65,403       83,379         81,011      96,827          --
 M Fund Inc. ............            --           --           --          --           --             --          --       1,017
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
TOTAL ASSETS.............    48,078,565   21,982,383   12,489,966   4,038,293    6,118,933     16,518,930   1,717,108   1,015,991
LIABILITIES
Payable to:
John Hancock Variable Life
 Insurance Company.......        81,787      206,820       13,698      65,352       83,313         80,813      96,806          --
 M Fund Inc. ............            --           --           --          --           --             --          --       1,004
Asset charges payable....           586          242          113          51           66            198          21          13
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
TOTAL LIABILITIES........        82,373      207,062       13,811      65,403       83,379         81,011      96,827       1,017
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
NET ASSETS...............   $47,996,192  $21,775,321  $12,476,155  $3,972,890   $6,035,554    $16,437,919  $1,620,281  $1,014,974
                            ===========  ===========  ===========  ==========   ==========    ===========  ==========  ==========

                              Edinburgh      Frontier
                            International    Capital       Enhanced
                               Equity      Appreciation   U.S. Equity
                             Subaccount     Subaccount    Subaccount
                            -------------  ------------  -------------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value.......    $       --     $       --     $     --
Investments in shares of
 portfolios of M Fund
 Inc., at value..........     2,336,598      5,392,998      497,205
Receivable from:
 John Hancock Variable
  Series Trust I.........            --             --           --
 M Fund Inc. ............            81         13,180        6,438
                             ----------     ----------     --------
TOTAL ASSETS.............     2,336,679      5,406,178      503,643
LIABILITIES
Payable to:
John Hancock Variable Life
 Insurance Company.......            --             --           --
 M Fund Inc. ............            55         13,127        6,433
Asset charges payable....            26             53            5
                             ----------     ----------     --------
TOTAL LIABILITIES........            81         13,180        6,438
                             ----------     ----------     --------
NET ASSETS...............    $2,336,598     $5,392,998     $497,205
                             ==========     ==========     ========

---------
See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S


STATEMENTS OF OPERATIONS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                       Large Cap Growth Subaccount        Sovereign Bond Subaccount
                                    ----------------------------------  -----------------------------
                                       1997        1996         1995      1997      1996       1995
                                    ----------  ------------  --------  --------  ---------  --------
Investment income:
 Distribution received from:
 John Hancock Variable
  Series Trust I ................   $2,884,498  $ 2,452,382   $509,637  $855,742  $242,881   $ 66,972
 M Fund, Inc. ...................           --           --         --        --        --         --
                                    ----------  -----------   --------  --------  --------   --------
Total investment income .........    2,884,498    2,452,382    509,637   855,742   242,881     66,972
Expenses:
 Mortality and expense risks ....       91,256       49,880     17,330    39,184    14,129      4,148
                                    ----------  -----------   --------  --------  --------   --------
Net investment income (loss) ....    2,793,242    2,402,502    492,307   816,558   228,752     62,824
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses) ....      619,721      444,487    126,908    80,538     5,746     21,718
 Net unrealized appreciation
 (depreciation) during the
 period .........................    2,301,920   (1,104,574)   180,251    63,687   (69,973)    34,574
                                    ----------  -----------   --------  --------  --------   --------
Net realized and unrealized
 gain (loss) on investments .....    2,921,641     (660,087)   307,159   144,225   (64,227)    56,292
                                    ----------  -----------   --------  --------  --------   --------
Net increase (decrease) in
 net assets resulting from
 operations .....................   $5,714,883  $ 1,742,415   $799,466  $960,783  $164,525   $119,116
                                    ==========  ===========   ========  ========  ========   ========

                                                                               Small Cap
                                                                                Growth          International Balanced
                                     International Equities Subaccount        Subaccount              Subaccount
                                    ----------------------------------    -------------------   -----------------------
                                        1997         1996       1995        1997      1996*        1997         1996*
                                    -------------  ---------  ----------  ---------  ---------  ----------    ---------
Investment income:
 Distribution received from:
 John Hancock Variable
  Series Trust I ................   $   422,913    $ 52,188   $ 19,501    $    473   $    512    $ 61,249      $2,947
 M Fund, Inc. ...................            --          --         --          --         --          --          --
                                    -----------    --------   --------    --------   --------    --------      ------
Total investment income .........       422,913      52,188     19,501         473        512      61,249       2,947
Expenses:
 Mortality and expense risks ....        33,893      23,132     10,434       6,547      1,547       4,443         356
                                    -----------    --------   --------    --------   --------    --------      ------
Net investment income (loss) ....       389,020      29,056      9,067      (6,074)    (1,035)     56,806       2,591
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses) ....       244,810     165,730    (25,931)     21,707    (40,018)      8,667          56
 Net unrealized appreciation
 (depreciation) during the
 period .........................    (1,219,540)    137,729    153,715     126,699     (2,665)    (67,714)      5,307
                                    -----------    --------   --------    --------   --------    --------      ------
Net realized and unrealized
 gain (loss) on investments .....      (974,730)    303,459    127,784     148,406    (42,683)    (59,047)      5,363
                                    -----------    --------   --------    --------   --------    --------      ------
Net increase (decrease) in
 net assets resulting from
 operations .....................   $  (585,710)   $332,515   $136,851    $142,332   $(43,718)   $ (2,241)     $7,954
                                    ===========    ========   ========    ========   ========    ========      ======

                                     Mid Cap Growth         Large Cap
                                       Subaccount             Value
                                         Manage             Subbcount
                                    -----------------   -----------------
                                      1997     1996*      1997      1996*
                                    ---------  -------  --------  ---------

Investment income:
 Distribution received from:
 John Hancock Variable
  Series Trust I. ...............   $     --   $1,177   $194,199   $13,644
 M Fund, Inc. ...................         --       --         --        --
                                    --------   ------   --------   -------
Total investment income .........               1,177    194,199    13,644
Expenses:
 Mortality and expense risks ....      8,287      719     11,163       964
                                    --------   ------   --------   -------
Net investment income (loss) ....     (8,287)     458    183,036    12,680
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses) ....      1,235     (391)   164,821     1,327
 Net unrealized appreciation
 (depreciation) during the
 period .........................    486,186    6,440    279,449    23,553
                                    --------   ------   --------   -------
Net realized and unrealized
 gain (loss) on investments .....    487,421    6,049    444,270    24,880
                                    --------   ------   --------   -------
Net increase (decrease) in
 net assets resulting from
 operations .....................   $479,134   $6,507   $627,306   $37,560
                                    ========   ======   ========   =======

---------
* From May 1, 1996 (commencement of operations).
See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                   Mid Cap Value
                                     Money Market Subaccount        Subaccount       Special Opportunities Subaccount
                                   ----------------------------  ------------------  ---------------------------------
                                     1997      1996      1995      1997      1996*      1997        1996       1995
                                   --------  --------  --------  ---------  -------  -----------  ---------  ---------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I......................   $758,434  $287,321  $119,746  $446,081   $ 6,878  $ 878,600    $238,163   $ 40,159
  M Fund Inc. ..................         --        --        --        --        --         --          --         --
                                   --------  --------  --------  --------   -------  ---------    --------   --------
Total investment income.........    758,434   287,321   119,746   446,081     6,878    878,600     238,163     40,159

Expenses:
 Mortality and expense risks....     66,882    30,722    12,117    11,421       377     35,934      21,146      4,949
                                   --------  --------  --------  --------   -------  ---------    --------   --------
Net investment income...........    691,552   256,599   107,629   434,660     6,501    842,666     217,017     35,210

Net realized and unrealized gain
 (loss) on investments:
  Net realized gains............         --        --        --   101,787       845    297,666     317,400     28,812
  Net unrealized appreciation
   (depreciation) during the
   period.......................         --        --        --   (39,717)   13,910   (730,748)    344,786    185,349
                                   --------  --------  --------  --------   -------  ---------    --------   --------
  Net realized and unrealized
   gain (loss) on investments...         --        --        --    62,070    14,755   (433,082)    662,186    214,161
                                   --------  --------  --------  --------   -------  ---------    --------   --------
Net increase in net assets
 resulting from operations......   $691,552  $256,599  $107,629  $496,730   $21,256  $ 409,584    $879,203   $249,371
                                   ========  ========  ========  ========   =======  =========    ========   ========

                                   Real Estate Equity Subaccount        Growth & Income Subaccount
                                   ------------------------------   -----------------------------------
                                     1997        1996       1995       1997        1996          1995
                                   ----------  ---------  --------  ----------  -----------  ------------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I......................   $246,677    $ 50,204   $32,578   $5,917,063  $3,056,625    $  669,643
  M Fund Inc. ..................         --          --        --           --          --            --
                                   --------    --------   -------   ----------  ----------    ----------
Total investment income.........    246,677      50,204    32,578    5,917,063   3,056,625       669,643

Expenses:
 Mortality and expense risks....     13,879       4,547     2,766      169,135      89,391        23,428
                                   --------    --------   -------   ----------  ----------    ----------
Net investment income...........    232,798      45,657    29,812    5,747,928   2,967,234       646,215

Net realized and unrealized gain
 (loss) on investments:
  Net realized gains............    252,095      19,122       613    2,390,414     512,402       170,322
  Net unrealized appreciation
   (depreciation) during the
   period.......................    (13,488)    191,067    25,077      435,778    (496,647)      322,628
                                   --------    --------   -------   ----------  ----------    ----------
  Net realized and unrealized
   gain (loss) on investments...    238,607     210,189    25,690    2,826,192      15,755       492,950
                                   --------    --------   -------   ----------  ----------    ----------
Net increase in net assets
 resulting from operations......   $471,405    $255,846   $55,502   $8,574,120  $2,982,989    $1,139,165
                                   ========    ========   =======   ==========  ==========    ==========

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                       Short-Term U.S.
                                                     Managed Subaccount             Government Subaccount
                                             ---------------------------------  -----------------------------
                                                 1997        1996       1995      1997       1996      1995
                                             ----------  -----------  --------  --------   --------   -------
Investment income:
 Distributions received from:
 John Hancock Variable Series Trust I.....   $1,879,954  $1,281,149   $316,774  $415,542   $181,937   $64,502
  M Fund Inc..............................           --          --         --        --         --        --
                                             ----------  ----------   --------  --------   --------   -------
Total investment income...................    1,879,954   1,281,149    316,774   415,542    181,937    64,502

Expenses:
 Mortality and expense risks..............       65,383      35,103     10,978    20,551      9,277     2,917
                                             ----------  ----------   --------  --------   --------   -------
Net investment income.....................    1,814,571   1,246,046    305,796   394,991    172,660    61,585

Net realized and unrealized gain (loss) on
 investments:
  Net realized gains......................      171,318     124,493    179,131    35,294    (52,888)    8,251
  Net unrealized appreciation
   (depreciation) during the
   year...................................      715,231    (507,517)    51,622   (25,976)    (7,734)   22,112
                                             ----------  ----------   --------  --------   --------   -------
  Net realized and unrealized gain (loss)
   on investments.........................      886,549    (383,024)   230,753     9,318    (60,622)   30,363
                                             ----------  ----------   --------  --------   --------   -------
Net increase (decrease) in net assets
 resulting from operations................   $2,701,120  $  863,022   $536,549  $404,309   $112,038   $91,948
                                             ==========  ==========   ========  ========   ========   =======

                                                                     International
                                               Small Cap Value       Opportunities          Equity Index
                                                  Subaccount           Subaccount           Subaccount
                                             -------------------  -------------------  --------------------
                                               1997      1996*      1997        1996*      1997      1996*
                                             --------   -------   ---------   -------  ----------  --------
Investment income:
 Distributions received from:
 John Hancock Variable Series Trust I.....   $299,278   $ 8,296   $  69,078   $ 2,965  $  409,920   $23,300
  M Fund Inc..............................         --        --          --        --          --        --
                                             --------   -------   ---------   -------  ----------   -------
Total investment income...................    299,278     8,296      69,078     2,965     409,920    23,300

Expenses:
 Mortality and expense risks .............      8,494       523      13,177     1,439      31,223     1,962
                                             --------   -------   ---------   -------  ----------   -------
Net investment income.....................    290,784     7,773      55,901     1,526     378,697    21,338

Net realized and unrealized gain (loss) on
 investments:
  Net realized gains......................     75,149        58      80,782       242     901,978    17,398
  Net unrealized appreciation
   (depreciation) during the
   year...................................    (18,626)   14,046    (260,664)   36,666     392,256    55,782
                                             --------   -------   ---------   -------  ----------   -------
  Net realized and unrealized gain (loss)
   on investments.........................     56,523    14,104    (179,882)   36,908   1,294,234    73,180
                                             --------   -------   ---------   -------  ----------   -------
Net increase (decrease) in net assets
 resulting from operations................   $347,307   $21,877   $(123,981)  $38,434  $1,672,931   $94,518
                                             ========   =======   =========   =======  ==========   =======

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                    Strategic                                   Edinburgh              Frontier          Enhanced
                                      Bond           Turner Core Growth   International Equity   Capital Appreciation      U.S.
                                   Subaccount            Subaccount            Subaccount             Subaccount          Equity
                                -----------------   -------------------   ---------------------  ---------------------  Subaccount
                                  1997      1996*     1997       1996*       1997        1996*      1997       1996*       1997**
                                ---------  -------  ---------  ---------  ----------  ---------- ----------  ---------  ----------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I..................... $ 74,850   $7,425   $     --   $    --    $     --    $     --   $      --   $     --    $    --
  M Fund Inc. .................       --       --     91,360    21,778      32,677       5,263     128,190         --     15,335
                                --------   ------   --------   -------    --------    --------   ---------   --------    -------
Total investment income........   74,850    7,425     91,360    21,778      32,677       5,263     128,190                15,335

Expenses:
 Mortality and expense risks...    3,820      349      4,071     2,140       7,502       2,280      10,040      1,679        478
Net investment income (loss)...   71,030    7,076     87,289    19,638      25,175       2,983     118,150     (1,679)    14,857

Net realized and unrealized
 gain (loss) on investments:
  Net realized gains (losses)..    8,335       22     76,711    (9,767)     12,541      (2,433)    614,358    (21,044)     4,177
  Net unrealized appreciation
   (depreciation) during the
   year........................  (11,727)    (591)    32,626    16,054     (26,022)    (12,286)   (368,570)     5,101      6,844
                                --------   ------   --------   -------    --------    --------   ---------   --------    -------
Net realized and unrealized
 gain (loss) on investments....   (3,392)    (569)   109,337     6,287     (13,481)    (14,719)    245,788    (15,943)    11,021
                                --------   ------   --------   -------    --------    --------   ---------   --------    -------
Net increase (decrease) in
 net assets resulting from
 operations.................... $ 67,638   $6,507   $196,626   $25,925    $ 11,694    $(11,736)  $ 363,938   $(17,622)   $25,878
                                ========   ======   ========   =======    ========    ========   =========   ========    =======

---------
*  From May 1, 1996 (commencement of operations).
** From July 1, 1997 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                               Large Cap Growth Subaccount                Sovereign Bond Subaccount
                                         ----------------------------------------   -------------------------------------
                                             1997          1996           1995          1997         1996         1995
                                         -------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss)........    $  2,793,242   $ 2,402,502   $   492,307   $   816,558   $  228,752   $   62,824
 Net realized gains (losses).........         619,721       444,487       126,908        80,538        5,746       21,718
 Net unrealized appreciation
 (depreciation) during the period....       2,301,920    (1,104,574)      180,251        63,687      (69,973)      34,574
                                         ------------   -----------   -----------   -----------   ----------   ----------
Net increase (decrease) in net
 assets resulting from operations....       5,714,883     1,742,415       799,466       960,783      164,525      119,116

From policyholder transactions:
 Net premiums from policyholders.....      20,264,849    13,036,922     8,115,186    21,324,560    4,312,776    1,370,188
 Net benefits to policyholders.......     (10,390,849)   (4,928,834)   (2,752,131)   (8,009,615)    (679,839)    (318,068)
                                         ------------   -----------   -----------   -----------   ----------   ----------
 Net increase in net assets
 resulting from policyholder
 transactions........................       9,874,000     8,108,088     5,363,055    13,314,945    3,632,937    1,052,120
                                         ------------   -----------   -----------   -----------   ----------   ----------
Net increase in net assets...........      15,588,883     9,850,503     6,162,521    14,275,728    3,797,462    1,171,236

Net assets at beginning of period....      16,915,393     7,064,890       902,369     5,185,747    1,388,285      217,049
                                         ------------   -----------   -----------   -----------   ----------   ----------

Net assets at end of period..........    $ 32,504,276   $16,915,393   $ 7,064,890   $19,461,475   $5,185,747   $1,388,285
                                         ============   ===========   ===========   ===========   ==========   ==========

                                                                                     Small Cap Growth       International Balanced
                                          International Equities Subaccount             Subaccount                Subaccount
                                       ---------------------------------------   ------------------------   -----------------------
                                           1997          1996          1995          1997         1996*         1997         1996*
                                       ------------  ------------  ------------  ------------  -----------  ------------  ---------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss).......   $   389,020   $    29,056   $     9,067   $    (6,074)  $   (1,035)  $   56,806    $  2,591
 Net realized gains (losses)........       244,810       165,730       (25,931)       21,707      (40,018)       8,667          56
 Net unrealized appreciation
 (depreciation) during the period...    (1,219,540)      137,729       153,715       126,699       (2,665)     (67,714)      5,307
                                       -----------   -----------   -----------   -----------   ----------   ----------    --------
Net increase (decrease) in net
 assets resulting from operations...      (585,710)      332,515       136,851       142,332      (43,718)      (2,241)      7,954

From policyholder transactions:
 Net premiums from policyholders....     8,150,400     4,750,218     2,620,265     2,870,481    1,120,880    1,608,069     148,617
 Net benefits to policyholders......    (4,505,840)   (1,906,352)   (1,194,625)   (1,005,386)    (579,637)    (282,878)     (4,276)
                                       -----------   -----------   -----------   -----------   ----------   ----------    --------
 Net increase in net assets
 resulting from policyholder
 transactions.......................     3,644,560     2,843,866     1,425,640     1,865,095      541,243    1,325,191     144,341
                                       -----------   -----------   -----------   -----------   ----------   ----------    --------
Net increase in net assets..........     3,058,850     3,176,381     1,562,491     2,007,427      497,525    1,322,950     152,295

Net assets at beginning of period...     5,731,199     2,554,818       992,327       497,525           --      152,295          --
                                       -----------   -----------   -----------   -----------   ----------   ----------    --------

Net assets at end of period.........   $ 8,790,049   $ 5,731,199   $ 2,554,818   $ 2,504,952   $  497,525   $1,475,245    $152,295
                                       ===========   ===========   ===========   ===========   ==========   ==========    ========

                                           Mid Cap Growth          Large Cap Value
                                             Subaccount               Subaccount
                                        ---------------------   -----------------------
                                            1997       1996*        1997        1996*
                                        -----------  ---------  ------------  ---------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss).......    $   (8,287)  $    458   $   183,036    $ 12,680
 Net realized gains (losses)........         1,235       (391)      164,821       1,327
 Net unrealized appreciation
 (depreciation) during the period...       486,186      6,440       279,449      23,553
                                        ----------   --------   -----------    --------
Net increase (decrease) in net
 assets resulting from operations...       479,134      6,507       627,306      37,560

From policyholder transactions:
 Net premiums from policyholders....     3,212,754    858,546     5,421,062     767,660
 Net benefits to policyholders......      (915,459)   (26,730)   (1,620,578)    (42,864)
                                        ----------   --------   -----------    --------
 Net increase in net assets
 resulting from policyholder
 transactions.......................     2,297,295    831,816     3,800,484     724,796
                                        ----------   --------   -----------    --------
Net increase in net assets..........     2,776,429    838,323     4,427,790     762,356

Net assets at beginning of period...       838,323         --       762,356          --
                                        ----------   --------   -----------    --------

Net assets at end of period.........    $3,614,752   $838,323   $ 5,190,146    $762,356
                                        ==========   ========   ===========    ========

---------
*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                    Mid Cap
                                                                                     Value
                                         Money Market Subaccount                   Subaccount
                               --------------------------------------------  -----------------------
                                   1997            1996           1995          1997        1996*
                               --------------  -------------  -------------  ------------  ---------

Increase in net assets from
 operations:
 Net investment income . . .   $     691,552   $    256,599   $    107,629   $   434,660   $  6,501
 Net realized gains                       --             --             --       101,787        845
 Net unrealized appreciation
 (depreciation) during the
 period. . . . . . . . . . .              --             --             --       (39,717)    13,910
                               -------------   ------------   ------------   -----------   --------
Net increase in net assets
 resulting from operations .         691,552        256,599        107,629       496,730     21,256

From policyholder
 transactions:
 Net premiums from
 policyholders . . . . . . .     103,737,470     36,814,029     19,983,940     6,323,061    324,248
 Net benefits to
 policyholders . . . . . . .    (100,296,756)   (31,658,283)   (17,720,190)   (1,089,206)    (9,188)
                               -------------   ------------   ------------   -----------   --------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . .       3,440,714      5,155,746      2,263,750     5,233,855    315,060
                               -------------   ------------   ------------   -----------   --------
Net increase in net assets .       4,132,266      5,412,345      2,371,379     5,730,585    336,316

Net assets at beginning of
 period. . . . . . . . . . .      10,038,857      4,626,512      2,255,133       336,316         --
                               -------------   ------------   ------------   -----------   --------

Net assets at end of period.   $  14,171,123   $ 10,038,857   $  4,626,512   $ 6,066,901   $336,316
                               =============   ============   ============   ===========   ========


                                  Special Opportunities Subaccount         Real Estate Equity Subaccount
                               ---------------------------------------  -------------------------------------
                                  1997          1996          1995         1997          1996        1995
                               ------------  ------------  -----------  ------------  -----------  ----------

Increase in net assets from
 operations:
 Net investment income . . .   $   842,666   $   217,017   $   35,210   $   232,798   $   45,657   $  29,812
 Net realized gains                297,666       317,400       28,812       252,095       19,122         613
 Net unrealized appreciation
 (depreciation) during the
 period. . . . . . . . . . .      (730,748)      344,786      185,349       (13,488)     191,067      25,077
                               -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets
 resulting from operations .       409,584       879,203      249,371       471,405      255,846      55,502

From policyholder
 transactions:
 Net premiums from
 policyholders . . . . . . .     8,511,081     4,939,686    1,639,491     4,833,914      748,683     466,306
 Net benefits to
 policyholders . . . . . . .    (6,274,668)   (1,301,761)    (551,692)   (2,393,463)    (295,788)   (370,910)
                               -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . .     2,236,413     3,637,925    1,087,799     2,440,451      452,895      95,396
                               -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets .     2,645,997     4,517,128    1,337,170     2,911,858      708,741     150,898

Net assets at beginning of
 period. . . . . . . . . . .     6,187,188     1,670,060      332,890     1,279,523      570,782     419,884
                               -----------   -----------   ----------   -----------   ----------   ---------

Net assets at end of period.   $ 8,833,185   $ 6,187,188   $1,670,060   $ 4,191,379   $1,279,523   $ 570,782
                               ===========   ===========   ==========   ===========   ==========   =========


                                      Growth & Income Subaccount
                               -------------------------------------------
                                   1997          1996           1995
                               -------------  ------------  --------------

Increase in net assets from
 operations:
 Net investment income . . .   $  5,747,928   $ 2,967,234    $   646,215
 Net realized gains               2,390,414       512,402        170,322
 Net unrealized appreciation
 (depreciation) during the
 period. . . . . . . . . . .        435,778      (496,647)       322,628
                               ------------   -----------    -----------
Net increase in net assets
 resulting from operations .      8,574,120     2,982,989      1,139,165

From policyholder
 transactions:
 Net premiums from
 policyholders . . . . . . .     35,535,599    19,263,021      8,168,426
 Net benefits to
 policyholders . . . . . . .    (21,776,809)   (5,502,524)    (1,740,418)
                               ------------   -----------    -----------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . .     13,758,790    13,760,497      6,428,008
                               ------------   -----------    -----------
Net increase in net assets .     22,332,910    16,743,486      7,567,173

Net assets at beginning of
 period. . . . . . . . . . .     25,663,282     8,919,796      1,352,623
                               ------------   -----------    -----------

Net assets at end of period.   $ 47,996,192   $25,663,282    $ 8,919,796
                               ============   ===========    ===========


---------
*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                 Short-Term U.S.
                                                      Managed Subaccount                      Government Subaccount
                                            ----------------------------------------  ---------------------------------------
                                               1997          1996          1995          1997          1996          1995
                                            ------------  ------------  ------------  ------------  ------------  -----------

Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $ 1,814,571   $ 1,246,046   $   305,796   $   394,991   $   172,660   $   61,585
 Net realized gains (losses). . . . . . .       171,318       124,493       179,131        35,294       (52,888)       8,251
 Net unrealized appreciation
  (depreciation) during the period. . . .       715,231      (507,517)       51,622       (25,976)       (7,734)      22,112
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . .     2,701,120       863,022       536,549       404,309       112,038       91,948

From policyholder transactions:
 Net premiums from policyholders. . . . .    16,914,475     9,996,216     5,502,408    12,911,228     8,757,242    2,439,840
 Net benefits to policyholders. . . . . .    (9,357,535)   (3,151,700)   (2,875,967)   (4,234,624)   (7,683,085)    (364,204)
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . .     7,556,940     6,844,516     2,626,441     8,676,604     1,074,157    2,075,636
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase in net assets. . . . . . . .    10,258,060     7,707,538     3,162,990     9,080,913     1,186,195    2,167,584

Net assets at beginning of period . . . .    11,517,261     3,809,723       646,733     3,395,242     2,209,047       41,463
                                            -----------   -----------   -----------   -----------   -----------   ----------

Net assets at end of period . . . . . . .   $21,775,321   $11,517,261   $ 3,809,723   $12,476,155   $ 3,395,242   $2,209,047
                                            ===========   ===========   ===========   ===========   ===========   ==========

                                               Small Cap Value      International Opportunities
                                                 Subaccount                  Subaccount
                                            ---------------------   ----------------------------
                                               1997       1996*          1997            1996*
                                            -----------  ---------  ---------------  --------------

Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $  290,784   $  7,773    $    55,901       $  1,526
 Net realized gains (losses). . . . . . .       75,149         58         80,782            242
 Net unrealized appreciation
  (depreciation) during the period. . . .      (18,626)    14,046       (260,664)        36,666
                                            ----------   --------    -----------       --------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . .      347,307     21,877       (123,981)        38,434

From policyholder transactions:
 Net premiums from policyholders. . . . .    4,182,527    335,271      8,906,153        960,081
 Net benefits to policyholders. . . . . .     (897,951)   (16,141)    (3,655,731)       (89,402)
                                            ----------   --------    -----------       --------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . .    3,284,576    319,130      5,250,422        870,679
                                            ----------   --------    -----------       --------
Net increase in net assets. . . . . . . .    3,631,883    341,007      5,126,441        909,113

Net assets at beginning of period . . . .      341,007         --        909,113             --
                                            ----------   --------    -----------       --------

Net assets at end of period . . . . . . .   $3,972,890   $341,007    $ 6,035,554       $909,113
                                            ==========   ========    ===========       ========


---------
*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                           Equity                  Strategic
                                                           Index                     Bond              Turner Core Growth
                                                         Subaccount               Subaccount               Subaccount
                                                  -------------------------  ----------------------  ------------------------
                                                     1997         1996*         1997       1996*        1997        1996*
                                                  ------------  -----------  -----------  ---------  -----------  -----------

Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $   378,697   $   21,338   $   71,030   $  7,076   $   87,289   $   19,638
 Net realized gains (losses). . . . . . . . . .       901,978       17,398        8,335         22       76,711       (9,767)
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       392,256       55,782      (11,727)      (591)      32,626       16,054
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase (decrease) in net assets resulting
 from operations. . . . . . . . . . . . . . . .     1,672,931       94,518       67,638      6,507      196,626       25,925

From policyholder transactions:
 Net premiums from policyholders. . . . . . . .    23,412,687    1,282,798    1,828,179    259,231      743,622    1,135,180
 Net benefits to policyholders. . . . . . . . .    (9,622,006)    (403,009)    (534,164)    (7,110)    (580,027)    (506,352)
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . . . . .    13,790,681      879,789    1,294,015    252,121      163,595      628,828
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets. . . . . . . . . . .    15,463,612      974,307    1,361,653    258,628      360,221      654,753

Net assets at beginning of period . . . . . . .       974,307           --      258,628         --      654,753           --
                                                  -----------   ----------   ----------   --------   ----------   ----------

Net assets at end of period . . . . . . . . . .   $16,437,919   $  974,307   $1,620,281   $258,628   $1,014,974   $  654,753
                                                  ===========   ==========   ==========   ========   ==========   ==========


                                                         Edinburgh                   Frontier             Enhanced
                                                    International Equity       Capital Appreciation          US
                                                         Subaccount                 Subaccount             Equity
                                                  -------------------------  -------------------------    Subaccount
                                                     1997         1996*         1997         1996*         1997**
                                                  ------------  -----------  ------------  -----------  ------------

Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $    25,175   $    2,983   $   118,150   $   (1,679)   $ 14,857
 Net realized gains (losses). . . . . . . . . .        12,541       (2,433)      614,358      (21,044)      4,177
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       (26,022)     (12,286)     (368,570)       5,101       6,844
                                                  -----------   ----------   -----------   ----------    --------
Net increase (decrease) in net assets resulting
 from operations. . . . . . . . . . . . . . . .        11,694      (11,736)      363,938      (17,622)     25,878

From policyholder transactions:
 Net premiums from policyholders. . . . . . . .     2,484,010    1,021,041    10,030,418    1,535,063     475,503
 Net benefits to policyholders. . . . . . . . .    (1,088,249)     (80,162)   (5,969,436)    (549,363)     (4,176)
                                                  -----------   ----------   -----------   ----------    --------
Net increase in net assets resulting from
 policyholder transactions. . . . . . . . . . .     1,395,761      940,879     4,060,982      985,700     471,327
                                                  -----------   ----------   -----------   ----------    --------
Net increase in net assets. . . . . . . . . . .     1,407,455      929,143     4,424,920      968,078     497,205

Net assets at beginning of period . . . . . . .       929,143           --       968,078           --          --
                                                  -----------   ----------   -----------   ----------    --------

Net assets at end of period . . . . . . . . . .   $ 2,336,598   $  929,143   $ 5,392,998   $  968,078    $497,205
                                                  ===========   ==========   ===========   ==========    ========


---------
*    From May 1, 1996 (commencement of operations).
**   From July 1, 1997 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

  John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-two subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-two Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity, Frontier Capital Appreciation, and Enhanced U.S. Equity Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
 Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date.
 Realized gains and losses on sales of Fund shares are determined on the basis of identified cost.

FEDERAL INCOME TAXES

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

2. SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

POLICY LOANS

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1997, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1997 were as follows:


                                           Shares
Subaccount                                  Owned       Cost          Value
----------                                 ------       ----          -----
Large Cap Growth.......................   1,561,287  $31,151,210   $32,504,276
Sovereign Bond.........................   1,956,128   19,437,026    19,461,475
International Equities.................     578,299    9,765,082     8,790,049
Small Cap Growth.......................     220,819    2,380,918     2,504,952
International Balanced.................     145,916    1,537,651     1,475,245
Mid Cap Growth.........................     303,110    3,122,126     3,614,752
Large Cap Value........................     382,482    4,887,145     5,190,146
Money Market...........................   1,417,112   14,171,123    14,171,123
Mid Cap Value..........................     437,535    6,092,708     6,066,901
Special Opportunities..................     574,138    9,030,644     8,833,185
Real Estate Equity.....................     263,435    3,978,788     4,191,379
Growth & Income........................   2,890,378   47,801,795    47,996,192
Managed................................   1,517,509   21,524,241    21,775,321
Short-Term U.S. Government.............   1,237,301   12,488,078    12,476,155
Small Cap Value........................     320,361    3,977,470     3,972,890
International Opportunities............     567,935    6,259,552     6,035,554
Equity Index...........................   1,156,526   15,989,880    16,437,919
Strategic Bond.........................     158,189    1,632,599     1,620,281
Turner Core Growth.....................      75,183      966,293     1,014,974
Edinburgh International Equity.........     234,598    2,374,907     2,336,598
Frontier Capital Appreciation..........     361,461    5,756,467     5,392,998
Enhanced U.S. Equity...................      32,949      490,361       497,205

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS--CONTINUED

  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund and of M Fund for the period ended December 31, 1997, were as follows:

Subaccount                                        Purchases       Sales
----------                                        ---------       -----
Large Cap Growth..............................   $20,094,623   $ 7,427,382
Sovereign Bond................................    21,367,667     7,236,163
International Equities........................     8,130,858     4,097,278
Small Cap Growth..............................     2,578,061       719,040
International Balanced........................     1,670,073       288,058
Mid Cap Growth................................     3,122,169       833,161
Large Cap Value...............................     5,031,714     1,048,194
Money Market..................................    59,512,461    55,380,195
Mid Cap Value.................................     6,426,342       757,826
Special Opportunities.........................     8,664,245     5,585,165
Real Estate Equity............................     4,202,541     1,529,291
Growth & Income...............................    37,713,543    18,206,825
Managed.......................................    17,294,008     7,922,497
Short-Term U.S. Government....................    13,060,114     3,988,519
Small Cap Value...............................     4,303,961       728,601
International Opportunities...................     8,336,576     3,030,253
Equity Index..................................    22,483,862     8,314,485
Strategic Bond................................     1,944,789       579,743
Turner Core Growth............................       830,019       579,134
Edinburgh International Equity................     2,552,366     1,131,429
Frontier Capital Appreciation.................     9,434,861     5,293,298
Enhanced U.S. Equity..........................       561,076        74,892


5. IMPACT OF YEAR 2000 (UNAUDITED)

  The John Hancock Variable Life Account S, along with John Hancock Mutual Life Insurance Company, its ultimate parent (together, John Hancock), have developed a plan to modify or replace significant portions of the Account's computer information and automated technologies so that its systems will function properly with respect to the dates in the year 2000 and thereafter. The Account presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Account.

  John Hancock as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with its significant business partners and customers to determine the extent to which John Hancock's interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While John Hancock is developing alternative third party processing arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which the Account's systems rely will be converted timely or will not have an adverse effect on the Account's systems.

  The Account expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this completion target will be achieved.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account S
   of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity, Frontier Capital Appreciation and Enhanced U.S. Equity Subaccounts) as of December 31, 1997, and the related statements of operations, and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.


                                                               Ernst & Young LLP

Boston, MA

February 6, 1998

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                               Ernst & Young LLP

Boston, MA

February 18, 1998

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                             December 31
                                                         -------------------
                                                           1997        1996
                                                           ----        ----
                                                            (In millions)
ASSETS
Bonds--Note 6.........................................   $1,092.7    $  753.5
Preferred stocks......................................       17.2         9.6
Common stocks.........................................        2.3         1.4
Investment in affiliates..............................       79.1        72.0
Mortgage loans on real estate--Note 6.................      273.9       212.1
Real estate...........................................       39.9        38.8
Policy loans..........................................      106.8        80.8
Cash items:
  Cash in banks.......................................       83.1        26.7
  Temporary cash investments..........................       60.1         5.2
                                                         --------    --------
                                                            143.2        31.9
Premiums due and deferred.............................       33.8        36.8
Investment income due and accrued.....................       24.7        22.6
Other general account assets..........................       16.8        17.8
Assets held in separate accounts......................    4,691.1     3,290.5
                                                         --------    --------
TOTAL ASSETS..........................................   $6,521.5    $4,567.8
                                                         ========    ========
OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves.....................................   $1,124.3    $  877.8
  Federal income and other taxes payable--Note 1......       36.1        29.4
  Other accrued expenses..............................      335.1        75.1
  Asset valuation reserve--Note 1.....................       18.6        16.6
  Obligations related to separate accounts............    4,685.7     3,285.8
                                                         --------    --------
TOTAL OBLIGATIONS.....................................    6,199.8     4,284.7
STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares; issued and outstanding 50,000 shares......        2.5         2.5
  Paid-in capital.....................................      377.5       377.5
Unassigned deficit....................................      (58.3)      (96.9)
                                                         --------    --------
TOTAL STOCKHOLDER'S EQUITY............................      321.7       283.1
                                                         --------    --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY............   $6,521.5    $4,567.8
                                                         ========    ========



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                     Year ended December 31
                                                     -----------------------
                                                        1997          1996
                                                        ----          ----
                                                          (In millions)
INCOME
  Premiums........................................    $  872.7      $  820.6
  Net investment income--Note 3...................        89.7          76.1
  Other, net......................................       420.1         406.0
                                                      --------      --------
                                                       1,382.5       1,302.7
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries.....       264.0         236.1
  Additions to reserves to provide for future
    payments to policyholders and beneficiaries...       814.2         790.1
  Expenses of providing service to policyholders
    and obtaining new insurance--
    Note 5........................................       216.2         183.8
  State and miscellaneous taxes...................        19.1          17.3
                                                      --------      --------
                                                       1,313.5       1,227.3
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE FEDERAL INCOME
      TAXES AND NET REALIZED CAPITAL LOSSES.......        69.0          75.4
Federal income taxes--Note 1                              38.5          38.6
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE NET REALIZED
      CAPITAL LOSSES..............................        30.5          36.8
Net realized capital losses--Note 4...............        (3.0)         (1.5)
                                                      --------      --------
     NET INCOME...................................        27.5          35.3
Unassigned deficit at beginning of year...........       (96.9)       (131.3)
Net unrealized capital gains and other
 adjustments--Note 4..............................         5.0           2.5
Other reserves and adjustments....................         6.1          (3.4)
                                                      --------      --------
     UNASSIGNED DEFICIT AT END OF YEAR............    $  (58.3)     $  (96.9)
                                                      ========      ========



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS



                                                     Year ended December 31
                                                     -----------------------
                                                        1997          1996
                                                        ----          ----
                                                          (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums..............................    $ 877.0       $ 824.2
  Net investment income...........................       89.9          73.4
  Benefits to policyholders and beneficiaries.....     (245.2)       (212.7)
  Dividends paid to policyholders.................      (18.7)        (15.7)
  Insurance expenses and taxes....................     (250.2)       (196.6)
  Net transfers to separate accounts..............     (703.2)       (524.2)
  Other, net......................................      379.9         386.7
                                                      -------       -------
     NET CASH PROVIDED FROM OPERATIONS............      129.5         335.1
                                                      -------       -------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases..................................     (621.6)       (489.9)
  Bond sales......................................      197.3         228.3
  Bond maturities and scheduled redemptions.......       34.1          27.8
  Bond prepayments................................       51.6          31.9
  Stock purchases.................................      (15.7)         (6.5)
  Proceeds from stock sales.......................        6.7           0.4
  Real estate purchases...........................       (1.3)        (10.5)
  Real estate sales...............................        0.4           8.5
  Other invested assets purchases.................       (1.0)          0.0
  Proceeds from the sale of other invested assets         0.3           1.5
  Mortgage loans issued...........................      (94.5)        (84.4)
  Mortgage loan repayments........................       32.4          17.7
  Other, net......................................      393.1        (104.6)
                                                      -------       -------
     NET CASH USED IN INVESTING ACTIVITIES........      (18.2)       (379.8)
                                                      -------       -------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
 INVESTMENTS......................................      111.3         (44.7)
Cash and temporary cash investments at beginning of
 year.............................................       31.9          76.6
                                                      -------       -------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR    $ 143.2       $  31.9
                                                      =======       =======

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES


John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary;
(7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and
(9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions or increased benefits, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be approved by the NAIC in 1998 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED


Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

    Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

    Investments in affiliates are included on the statutory equity method.

    Goodwill is amortized on a straight-line basis over a ten year period.

    Mortgage loans are carried at outstanding principal balance or amortized cost.

    Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $2.1 million in 1997 and $1.2 million in 1996.

    Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

    Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve (IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At
December 31, 1997, the IMR, net of 1997 amortization of $1.2 million, amounted to $7.8 million, which is included in policy reserves. The corresponding 1996 amounts were $1.2 million and $5.9 million, respectively.

Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $13.1 million and $15.1 million at December 31, 1997 and 1996, respectively, and generally is amortized over a ten-year period using a straight-line method.

Accumulated amortization was $8.8 million and $6.7 million at December 31, 1997 and 1996, respectively.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED


Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

    The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

    Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

    The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

    The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

    The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

    The carrying amount in the statement of financial position for policy loans approximates their fair value.

    The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1997. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED


Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 through 1997.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $29.6 million in 1997 and $33.5 million in 1996.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions or increased benefits. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. During 1997, the Company refined certain assumptions inherent in the calculation of reserves related to AIDS claims under individual life policies resulting in a $6.4 million increase in stockholder's equity at December 31, 1997.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED


premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.


NOTE 2--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately
$42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1997 and 1996. Unamortized goodwill at December 31, 1997 was $13.1 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.


NOTE 3--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                               1997       1996
                                                               ----       ----
                                                                (In millions)

Investment expenses.......................................     $5.0       $7.0
Interest expense..........................................      0.7        0.0
Depreciation expense......................................      1.1        0.9
Investment taxes..........................................      0.4        0.5
                                                               ----       ----
                                                               $7.2       $8.4
                                                               ====       ====


NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital losses consist of the following items:


                                                               1997       1996
                                                               ----       ----
                                                                (In millions)

Net gains (losses) from asset sales.......................      0.8      $(0.2)
Capital gains tax.........................................     (0.7)      (1.0)
Net capital gains transferred to IMR......................     (3.1)      (0.3)
                                                               ----      -----
Realized Capital Losses...................................     (3.0)     $(1.5)
                                                               ====      =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS--CONTINUED


Net unrealized capital gains and other adjustments consist of the following items:


                                                               1997      1996
                                                               ----      ----
                                                                (In millions)
Net gains from changes in security values and book
 value adjustments........................................     $7.0      $3.7
Increase in asset valuation reserve.......................     (2.0)     (1.2)
                                                               ----      ----
Net Unrealized Capital Gains and Other Adjustments........     $5.0      $2.5
                                                               ====      ====


NOTE 5--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1997 and 1996 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $123.6 million and $111.7 million in 1997 and 1996, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $0.9 million and $1.6 million in 1997 and 1996, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1997 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $22.0 million and $24.5 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $10.1 million and $15.7 million in 1997 and 1996, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 through 1997 issues of certain retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, the Company made a net cash payment of $1.1 million and received a net cash payment of $35.0 million for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $9.8 million and $15.1 million and in 1997 and 1996, respectively.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1997 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock transferred $2.4 million of cash for mortality claims to the Company, which increased the Company's net gain from operations by $1.3 million.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS


The statement value and fair value of bonds are shown below:


                                                                                    Gross        Gross
                                                                      Statement   Unrealized   Unrealized     Fair
Year ended December 31, 1997                                            Value       Gains        Losses       Value
----------------------------                                          ---------   ----------   ----------   ---------
                                                                                       (In millions)
U.S. Treasury securities and obligations of U.S. government
  corporations and agencies.........................................   $  254.5      $ 0.2        $0.1      $  254.6
Obligations of states and political subdivisions....................       12.1        1.0         0.0          13.1
Debt securities issued by foreign governments.......................        0.2        0.0         0.0           0.2
Corporate securities................................................      712.7       43.9         2.7         753.9
Mortgage-backed securities..........................................      113.2        3.5         0.0         116.7
                                                                       --------      -----        ----      --------
Total bonds.........................................................   $1,092.7      $48.6        $2.8      $1,138.5
                                                                       ========      =====        ====      ========

                                                                                    Gross        Gross
                                                                      Statement   Unrealized   Unrealized     Fair
Year ended December 31, 1996                                            Value       Gains        Losses       Value
----------------------------                                          ---------   ----------   ----------   ---------
                                                                                       (In millions)
U.S. Treasury securities and obligations of U.S.
 government corporations and agencies...............................   $   44.4      $ 0.2        $0.2      $   44.4
Obligations of states and political subdivisions....................       12.6        0.4         0.0          13.0
Debt securities issued by foreign governments.......................        0.8        0.1         0.0           0.9
Corporate securities................................................      623.2       29.8         3.4         649.6
Mortgage-backed securities..........................................       72.5       10.2         0.1          82.6
                                                                       --------      -----        ----      --------
Total bonds.........................................................   $  753.5      $40.7        $3.7      $  790.5
                                                                       ========      =====        ====      ========


The statement value and fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                                                                               Statement      Fair
                                                                                                 Value        Value
                                                                                               ----------   ---------
                                                                                                   (In millions)

Due in one year or less.....................................................................    $   89.1     $   90.7
Due after one year through five years.......................................................       466.8        477.0
Due after five years through ten years......................................................       284.2        299.2
Due after ten years.........................................................................       139.4        154.9
                                                                                                --------     --------
                                                                                                   979.5      1,021.8
Mortgage-backed securities..................................................................       113.2        116.7
                                                                                                --------     --------
                                                                                                $1,092.7     $1,138.5
                                                                                                ========     ========


Gross gains of $1.1 million in 1997 and $1.3 million in 1996 and gross losses of $4.5 million in 1997 and $2.1 million in 1996 were realized from the sale of bonds.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS--CONTINUED


At December 31, 1997, bonds with an admitted asset value of $3.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

The cost of common stocks was $0.0 million at December 31, 1997 and 1996, respectively. Gross unrealized appreciation on common stocks totaled
$2.3 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1997. The fair value of preferred stock totaled $17.2 million at December 31, 1997 and $9.6 million at December 31, 1996.

Bonds with amortized cost of $2.0 million were nonincome producing for the twelve months ended December 31, 1997.

At December 31, 1997, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.


                          Statement           Geographic           Statement
     Property Type          Value            Concentration           Value
     -------------        ---------          -------------         ---------
                        (In millions)                            (In millions)

Apartments.............    $104.1      East North Central.......    $ 32.7
Hotels.................       3.8      Middle Atlantic..........      11.3
Industrial.............      51.3      Mountain.................      17.9
Office buildings.......      32.2      New England..............      35.8
Retail.................      33.2      Pacific..................      64.2
Agricultural...........      38.8      South Atlantic...........      67.9
Other..................      10.5      West North Central.......       2.5
                                       West South Central.......      41.6
                           ------                                   ------
                           $273.9                                   $273.9
                           ======                                   ======


At December 31, 1997, the fair values of the commercial and agricultural mortgage loans portfolios were $243.8 million and $42.0 million, respectively. The corresponding amounts as of December 31, 1996 were approximately
$189.0 million and $30.4 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1997 were 10.49% and 8.14% for agricultural loans and 8.53% and 7.42% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation.
 Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--REINSURANCE


The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1997 were $427.4 million, $18.3 million, and $10.1 million, respectively. The corresponding amounts in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business.
 No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1997 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.


NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include swaps, caps, and future contracts.

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2007.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED


but not in the future cash requirements, as the Company intends to close the open positions prior to settlement. Net deferred losses on financial contracts were $2.8 million and $0.0 million at December 31, 1997 and 1996, respectively.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2009. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:


                                                               December 31
                                                          ----------------------
                                                            1997         1996
                                                            ----         ----
                                                              (In millions)

Futures contracts to sell securities...................   $  40.8      $  73.0
                                                          =======      =======
Notional amount of interest rate swaps, currency rate
 swaps, and interest rate caps to:
  Receive variable rates...............................   $ 323.7      $ 215.9
                                                          =======      =======
  Receive fixed rates..................................   $  25.0      $  26.6
                                                          =======      =======

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would not be material.

Based on the market rates in effect at December 31, 1997, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $7.8 million, $2.1 million and $(1.4) million, respectively. The corresponding amounts as of December 31, 1996 were $2.3 million, $(8.2) million, and $(2.0) million, respectively. The fair values of the swap agreements are not recognized in the financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:

                                                   December 31, 1997   Percent
                                                   -----------------   -------
                                                     (In millions)

Subject to discretionary withdrawal (with
 adjustment)
With market value adjustment.......................    $    0.4           0.0%
At book value less surrender charge................       970.3          88.7
                                                       --------         -----
Total with adjustment..............................       970.7          88.7
Subject to discretionary withdrawal at book value
 (without adjustment)..............................       118.9          10.9
Not subject to discretionary withdrawal--general
 account...........................................         4.1           0.4
                                                       --------         -----
Total annuity reserves and deposit liabilities.....    $1,093.7         100.0%
                                                       ========         =====

NOTE 10--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totalling $168.6 million and $28.3 million, respectively, at December 31, 1997. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $194.5 million at December 31, 1997. The majority of these commitments expire in 1998.

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1997. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                             Year ended December 31
                                   -----------------------------------------
                                            1997                  1996
                                   -----------------------  ----------------
                                    Carrying      Fair      Carrying    Fair
                                     Amount      Value       Amount    Value
                                    --------     -----      --------   -----
                                                 (In millions)
Assets
  Bonds--Note 6...................  $1,092.7    $1,138.5     $753.5    $790.5
  Preferred stocks--Note 6........      17.2        17.2        9.6       9.6
  Common stocks--Note 6...........       2.3         2.3        1.4       1.4
  Mortgage loans on real
    estate--Note 6................     273.9       285.8      212.1     219.4
  Policy loans--Note 1............     106.8       106.8       80.8      80.8
  Cash and cash equivalents--Note
    1.............................     143.2       143.2       31.9      31.9
Derivatives liabilities relating
 to:--Note 8
  Interest rate swaps.............        --         7.8         --       2.3
  Currency rate swaps.............        --         2.1         --      (8.2)
  Interest rate caps..............        --        (1.4)        --      (2.0)
Liabilities
  Commitments--Note 10............        --       194.5         --      76.2

The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.


NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)

The Company relies on John Hancock, its parent company, for information processing services. John Hancock has developed a plan to modify or replace significant portions of its computer information and automated technologies so that its systems, including those relied upon by the Company, will function properly with respect to the dates in the year 2000 and thereafter. The Company, along with John Hancock, presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for the computer systems upon which the Company relies. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Company.

John Hancock as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with significant business partners and customers to determine the extent to which interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While John Hancock is developing alternative third party processing arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which John Hancock's systems rely will be converted timely or will not have an adverse effect on John Hancock's systems, including those upon which the Company relies.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

John Hancock expects the project to be substantially complete by early 1999.
 This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors.
However, there can be no guarantee that this completion target will be achieved.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

  In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

  The following options are subject to the restrictions and limitations stated in the Policy.

     Option 1--Interest Income at the declared rate but not less than 3 1/2% a year on proceeds held on deposit.

     Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than 3 1/2% a year on unpaid balances, are fully paid.

     Option 2B--Income for a Fixed Period, with each payment as declared.

     Option 3--Life Income with Payments for a Guaranteed Period.

     Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

     Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

  No election of an option may provide for income payments of less than $50.

  Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

  The tax treatment of the Policy proceeds may vary, depending on which settlement option is chosen and when. You should consult your tax advisor in this regard.


ADDITIONAL INSURANCE BENEFITS

  On payment of an additional premium or charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as the yearly renewable term benefits discussed below, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

  YEARLY RENEWABLE TERM INSURANCE. This is term insurance on the life of one of the insureds under the base Policy and payable upon the death of the covered insured person. This insurance is level or decreasing in amount and may be applied for, or increased, at any time upon evidence of insurability and any other underwriting requirements. The yearly coverage also may be cancelled by the Owner at any time. The charges for this coverage will be separately billed to and paid by the Owner and not out of Account Value. An increase or a decrease in this insurance may have significant tax consequences. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."


GENERAL PROVISIONS

  BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if on the death of the last surviving insured there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the Owner was one of the insureds, his or her estate will be the Beneficiary.

  OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Servicing Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

  If a Policy has joint Owners, both Owners must join in any request or instructions to JHVLICO under the Policy.

  MISSTATEMENT OF AGE OR SEX. If the age or sex of an insured has been misstated, JHVLICO will adjust the Policy benefits to those which would have been purchased at the correct age or sex by the most recent insurance charge deducted from Account Value.

  SUICIDE. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, the Policy will terminate and JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and less any withdrawals. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, the death benefit will be limited as described in the Policy. Subject to terms and conditions set forth in the Policy, we will make coverage available to any surviving insured, if the surviving insured elects such coverage within 60 days after the suicide.

  AGE AND POLICY ANNIVERSARIES. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months, Policy years and Policy anniversaries are calculated from the date of issue.

  INCONTESTABILITY. The Policy shall be incontestable, other than for nonpayment of premiums, after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force during the life time of an insured for 2 years from the increase date.

  DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Servicing Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

  JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement and to any variations in Policy provisions required by the regulatory authorities of the state that has approved the Policy for issue.

                         APPENDIX--IMPACT OF YEAR 2000
                         -----------------------------


  The advent of the Year 2000 presents a technological challenge to JHVLICO. In close cooperation with John Hancock Mutual Life Insurance Company, its ultimate parent, JHVLICO has developed a plan to modify or replace significant portions of JHVLICO's computer information and automated technologies so that its systems will function properly with respect to dates in the year 2000 and thereafter. The plan also involves coordination and testing with business partners to ensure that external factors do not adversely impact JHVLICO's systems. JHVLICO presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed on time, the year 2000 issue could have an adverse impact on the operations of JHVLICO.

  JHVLICO expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this estimate will be achieved, that these steps will be sufficient or that actual results may not differ materially from those anticipated.

                   APPENDIX--ILLUSTRATION OF DEATH BENEFITS
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for identified issue ages, Planned Premium schedule and Sum Insured and shows how the death benefit and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the death benefit and surrender value figures set forth in the tables with those under other variable life insurance policies which may be issued by JHVLICO or other companies. Tables are provided for Option A, without the Extra Death Benefit feature, as well as for Option B death benefits. The death benefit and Surrender Value for a Policy would be different from those shown if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued in a state in which no distinctions are made based on the gender of the insureds.

  The amounts shown for the death benefit and Surrender Value are as of the end of each Policy year. The first two tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges will apply in each year illustrated. The two tables headed "Using Maximum Charges" assumes that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of
 .61%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Funds (equivalent to an effective annual rate of .19%). For a description of expenses charged to the Portfolios, see the attached Prospectuses for the Funds. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

  The tables reflect that no charge is currently made to the Accounts for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge in the amount of 1.25% of all premiums paid and a state premium tax charge in the amount of 2.35% of all premiums paid.

  The tables assume that the Guaranteed Minimum Death Benefit has not been elected beyond the tenth Policy year and that no Additional Sum Insured or optional rider benefits have been elected.

  The second column of each table shows the amount to which the total premiums paid to the end of a Policy year during the premium paying period would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

  JHVLICO will furnish upon request a comparable illustration reflecting the proposed insureds' ages, sexes, underwriting risk classifications and the Total Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING CURRENT CHARGES


                                       Death Benefit                     Surrender Value
                             ----------------------------------  --------------------------------
                                   Assuming hypothetical              Assuming hypothetical
End of    Planned Premiums         gross annual return of             gross annual return of
Policy     accumulated at    ----------------------------------  --------------------------------
 Year    5% annual interest      0%          6%         12%         0%         6%           12%
-------  ------------------  ----------  ----------  ----------  --------  ----------  ------------
   1         $   16,768      $1,000,000  $1,000,000  $1,000,000  $  9,141  $    9,722   $   10,303
   2             34,374       1,000,000   1,000,000   1,000,000    21,268      23,138       25,079
   3             52,861       1,000,000   1,000,000   1,000,000    31,576      35,467       39,658
   4             72,271       1,000,000   1,000,000   1,000,000    42,682      49,353       56,820
   5             92,653       1,000,000   1,000,000   1,000,000    53,526      63,767       75,681
   6            114,053       1,000,000   1,000,000   1,000,000    65,537      80,229       97,989
   7            136,524       1,000,000   1,000,000   1,000,000    77,222      97,290      122,502
   8            160,118       1,000,000   1,000,000   1,000,000    88,551     114,948      149,428
   9            184,891       1,000,000   1,000,000   1,000,000    99,493     133,201      179,005
  10            210,904       1,000,000   1,000,000   1,000,000   110,055     152,086      211,536
  11            238,217       1,000,000   1,000,000   1,000,000   121,839     173,300      249,067
  12            266,895       1,000,000   1,000,000   1,000,000   133,539     195,593      290,709
  13            297,008       1,000,000   1,000,000   1,000,000   145,140     219,004      336,894
  14            328,626       1,000,000   1,000,000   1,000,000   156,614     243,559      388,089
  15            361,825       1,000,000   1,000,000   1,000,000   167,949     269,302      444,828
  16            396,684       1,000,000   1,000,000   1,000,000   179,111     296,263      507,695
  17            433,286       1,000,000   1,000,000   1,073,599   190,070     324,475      577,246
  18            471,718       1,000,000   1,000,000   1,178,247   200,788     353,971      654,086
  19            512,072       1,000,000   1,000,000   1,290,287   211,219     384,783      738,947
  20            554,444       1,000,000   1,000,000   1,410,453   221,309     416,943      832,624
  25            800,279       1,000,000   1,000,000   2,169,551   266,150     601,962    1,469,174
  30          1,114,034       1,000,000   1,095,354   3,294,582   283,957     827,217    2,488,085
  35          1,514,473       1,000,000   1,322,051   4,950,690   224,669   1,083,410    4,057,048


* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING CURRENT CHARGES

                                       Death Benefit                    Surrender Value
                             ----------------------------------  ------------------------------
                                   Assuming Hypothetical             Assuming Hypothetical
End of    Planned Premiums         Gross Annual Return of            Gross Annual Return of
Policy     Accumulated at    ----------------------------------  ------------------------------
 Year    5% Annual Interest      0%          6%         12%         0%        6%         12%
-------  ------------------  ----------  ----------  ----------  --------  --------  ------------
   1         $   16,768      $1,009,141  $1,009,721  $1,010,302  $  9,141  $  9,721   $   10,302
   2             34,374       1,020,467   1,022,337   1,024,277    21,266    23,135       25,075
   3             52,861       1,031,567   1,035,457   1,039,646    31,567    35,457       39,646
   4             72,271       1,042,659   1,049,326   1,056,788    42,659    49,326       56,788
   5             92,653       1,053,478   1,063,708   1,075,610    53,478    63,709       75,610
   6            114,053       1,065,447   1,080,116   1,097,848    65,447    80,116       97,848
   7            136,524       1,077,067   1,097,088   1,122,240    77,067    97,088      122,240
   8            160,118       1,088,298   1,114,607   1,148,971    88,298   114,607      148,971
   9            184,891       1,099,102   1,132,655   1,178,246    99,102   132,655      178,246
  10            210,904       1,109,479   1,151,252   1,210,332   109,479   151,252      210,332
  11            238,217       1,121,073   1,172,148   1,247,334   121,073   172,148      247,334
  12            266,895       1,132,572   1,194,080   1,288,336   132,572   194,080      288,336
  13            297,008       1,143,961   1,217,082   1,333,749   143,961   217,082      333,749
  14            328,626       1,155,205   1,241,167   1,384,005   155,205   241,167      384,005
  15            361,825       1,166,290   1,266,371   1,439,606   166,290   266,371      439,606
  16            396,684       1,177,176   1,292,703   1,501,078   177,176   292,703      501,078
  17            433,286       1,187,821   1,320,172   1,569,004   187,821   320,172      569,004
  18            471,718       1,198,177   1,348,779   1,644,018   198,177   348,779      644,018
  19            512,072       1,208,180   1,378,510   1,726,807   208,180   378,510      726,807
  20            554,444       1,217,754   1,409,335   1,818,118   217,754   409,335      818,118
  25            800,279       1,257,443   1,579,921   2,436,261   257,443   579,921    1,436,261
  30          1,114,034       1,259,543   1,755,204   3,418,340   259,543   755,204    2,418,340
  35          1,514,473       1,159,379   1,860,323   4,918,693   159,379   860,323    3,918,693


* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING MAXIMUM CHARGES


                                       Death Benefit                    Surrender Value
                             ----------------------------------  ------------------------------
                                   Assuming hypothetical             Assuming hypothetical
End of    Planned Premiums         gross annual return of            gross annual return of
Policy     accumulated at    ----------------------------------  ------------------------------
 Year    5% annual interest      0%          6%         12%         0%        6%         12%
-------  ------------------  ----------  ----------  ----------  --------  --------  ------------
   1         $   16,768      $1,000,000  $1,000,000  $1,000,000  $  8,849  $  9,419   $    9,990
   2             34,374       1,000,000   1,000,000   1,000,000    20,659    22,488       24,386
   3             52,861       1,000,000   1,000,000   1,000,000    30,627    34,421       38,508
   4             72,271       1,000,000   1,000,000   1,000,000    41,370    47,858       55,120
   5             92,653       1,000,000   1,000,000   1,000,000    51,827    61,765       73,326
   6            114,053       1,000,000   1,000,000   1,000,000    63,428    77,657       94,856
   7            136,524       1,000,000   1,000,000   1,000,000    74,679    94,078      118,445
   8            160,118       1,000,000   1,000,000   1,000,000    85,549   111,020      144,283
   9            184,891       1,000,000   1,000,000   1,000,000    96,009   128,478      172,580
  10            210,904       1,000,000   1,000,000   1,000,000   106,021   146,435      203,565
  11            238,217       1,000,000   1,000,000   1,000,000   116,483   165,871      238,552
  12            266,895       1,000,000   1,000,000   1,000,000   126,381   185,803      276,874
  13            297,008       1,000,000   1,000,000   1,000,000   135,643   206,190      318,853
  14            328,626       1,000,000   1,000,000   1,000,000   144,175   226,973      364,847
  15            361,825       1,000,000   1,000,000   1,000,000   151,867   248,086      415,267
  16            396,684       1,000,000   1,000,000   1,000,000   158,603   269,458      470,596
  17            433,286       1,000,000   1,000,000   1,000,000   164,194   290,962      531,353
  18            471,718       1,000,000   1,000,000   1,076,750   168,587   312,599      597,741
  19            512,072       1,000,000   1,000,000   1,169,773   171,573   334,249      669,928
  20            554,444       1,000,000   1,000,000   1,267,630   172,957   355,815      748,312
  25            800,279       1,000,000   1,000,000   1,843,220   145,711   458,373    1,248,189
  30          1,114,034       1,000,000   1,000,000   2,598,281     4,933   530,486    1,962,234
  35          1,514,473              **   1,000,000   3,597,869        **   523,423    2,948,422


 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $1,000,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $15,969*
      USING MAXIMUM CHARGES


                                       Death Benefit                    Surrender Value
                             ----------------------------------  ------------------------------
                                   Assuming hypothetical             Assuming hypothetical
End of    Planned Premiums         gross annual return of            gross annual return of
Policy     accumulated at    ----------------------------------  ------------------------------
 Year    5% annual interest      0%          6%         12%         0%        6%         12%
-------  ------------------  ----------  ----------  ----------  --------  --------  ------------
   1         $   16,768      $1,008,849  $1,009,419  $1,009,990  $  8,849  $  9,419   $    9,990
   2             34,374       1,019,858   1,021,687   1,023,585    20,657    22,486       24,383
   3             52,861       1,030,619   1,034,411   1,038,496    30,619    34,411       38,496
   4             72,271       1,041,347   1,047,831   1,055,089    41,347    47,831       55,089
   5             92,653       1,051,781   1,061,708   1,073,258    51,781    61,708       73,258
   6            114,053       1,063,341   1,077,547   1,094,719    63,341    77,547       94,719
   7            136,524       1,074,528   1,093,882   1,118,192    74,528    93,882      118,192
   8            160,118       1,085,304   1,110,692   1,143,842    85,304   110,692      143,842
   9            184,891       1,095,632   1,127,952   1,171,848    95,632   127,952      171,848
  10            210,904       1,105,460   1,145,624   1,202,395   105,460   145,624      202,395
  11            238,217       1,115,671   1,164,658   1,236,734   115,671   164,658      236,734
  12            266,895       1,125,235   1,184,029   1,274,114   125,235   184,029      274,114
  13            297,008       1,134,058   1,203,646   1,314,743   134,058   203,646      314,743
  14            328,626       1,142,019   1,223,385   1,358,820   142,019   223,385      358,820
  15            361,825       1,148,977   1,243,095   1,406,541   148,977   243,095      406,541
  16            396,684       1,154,782   1,262,603   1,458,111   154,782   262,603      458,111
  17            433,286       1,159,196   1,281,638   1,513,662   159,196   281,638      513,662
  18            471,718       1,162,150   1,300,087   1,573,511   162,150   300,087      573,511
  19            512,072       1,163,389   1,317,640   1,637,814   163,389   317,640      637,814
  20            554,444       1,162,680   1,333,991   1,706,763   162,680   333,991      706,763
  25            800,279       1,118,975   1,382,841   2,126,046   118,975   382,841    1,126,046
  30          1,114,034              **   1,309,852   2,661,121        **   309,852    1,661,121
  35          1,514,473              **          **   3,273,460        **        **    2,273,460


 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

      [LOGO OF JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY APPEARS HERE]



       POLICIES ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                JOHN HANCOCK PLACE, BOSTON, MASSACHUSETTS 02117

S8143-MP 5/98

[LOGO OF JOHN HANCOCK
APPEARS HERE]                           John Hancock Variable Life
                                            Insurance Company
                                                    (JHVLICO)



          FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP INSURANCE POLICY
                      JOHN HANCOCK VARIABLE LIFE ACCOUNTS

                               John Hancock Place
                          Boston, Massachusetts 02117

                         JOHN HANCOCK SERVICING OFFICE:
                                  P.O. Box 111
                          Boston, Massachusetts 02117

                   TELEPHONE 1-800-REAL LIFE (1-800-732-5543)
                                FAX 617-572-5410

                           PROSPECTUS MAY 1, 1998

  The flexible premium variable life survivorship policy ("Policy") described in this Prospectus can be funded, at the discretion of the Owner, by any of the variable subaccounts of John Hancock Variable Life Account S (the "Account"), by a fixed subaccount (the "Fixed Account"), or by any combination of the Fixed Account and the variable subaccounts (collectively, the "Subaccounts"). The assets of each variable Subaccount will be invested in a corresponding investment portfolio ("Portfolio") of John Hancock Variable Series Trust I ("Fund"), a "series" type mutual fund advised by John Hancock Mutual Life Insurance Company ("John Hancock"). The assets of the Fixed Account will be invested in the general account of John Hancock Variable Life Insurance Company ("JHVLICO").

  The Prospectuses for the Funds, which are attached to this Prospectus, describe the investment objectives, policies and risks of investing in the Portfolios of the Funds: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth (formerly, Special Opportunities), Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index (formerly, International Equities), International Opportunities, Emerging Markets Equity, Short-Term Bond (formerly, Short-Term U.S. Government), Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, and Money Market. Other variable Subaccounts and Portfolios may be added in the future.

  Replacing existing insurance with a Policy described in this Prospectus may not be to your advantage.

  THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. IT IS NOT
          VALID UNLESS ATTACHED TO CURRENT PROSPECTUSES FOR THE FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR

ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                        Page
SUMMARY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
JHVLICO and JOHN HANCOCK . . . . . . . . . . . . . . . . . . . . . .      7
THE ACCOUNT AND THE SERIES FUND  . . . . . . . . . . . . . . . . . .      7
  The Account  . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
  The Series Fund  . . . . . . . . . . . . . . . . . . . . . . . . .      7
THE FIXED ACCOUNT  . . . . . . . . . . . . . . . . . . . . . . . . .     11
POLICY PROVISIONS AND BENEFITS . . . . . . . . . . . . . . . . . . .     12
  Requirements for Issuance of Policy  . . . . . . . . . . . . . . .     12
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12
  Account Value and Surrender Value  . . . . . . . . . . . . . . . .     14
  Policy Split Option  . . . . . . . . . . . . . . . . . . . . . . .     15
  Death Benefits . . . . . . . . . . . . . . . . . . . . . . . . . .     15
  Transfers Among Subaccounts  . . . . . . . . . . . . . . . . . . .     18
  Loan Provisions and Indebtedness . . . . . . . . . . . . . . . . .     18
  Default  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19
  Exchange Privilege . . . . . . . . . . . . . . . . . . . . . . . .     20
CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . .     20
  Charges Deducted from Premiums . . . . . . . . . . . . . . . . . .     20
  Sales Charge . . . . . . . . . . . . . . . . . . . . . . . . . . .     21
  Reduced Charges for Eligible Groups  . . . . . . . . . . . . . . .     22
  Charges Deducted from Account Value or Assets  . . . . . . . . . .     22
  Guarantee of Premiums and Certain Charges  . . . . . . . . . . . .     24
DISTRIBUTION OF POLICIES . . . . . . . . . . . . . . . . . . . . . .     24
TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . . .     25
  Policy Proceeds  . . . . . . . . . . . . . . . . . . . . . . . . .     26
  Charge for JHVLICO's Taxes . . . . . . . . . . . . . . . . . . . .     27
  Policy Split Option  . . . . . . . . . . . . . . . . . . . . . . .     27
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO . . . . . . . .     28
REPORTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     28
VOTING PRIVILEGES  . . . . . . . . . . . . . . . . . . . . . . . . .     29
CHANGES THAT JHVLICO CAN MAKE  . . . . . . . . . . . . . . . . . . .     29
STATE REGULATION . . . . . . . . . . . . . . . . . . . . . . . . . .     30
LEGAL MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . .     30
REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . .     30
EXPERTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     30
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . .     30
APPENDIX--OTHER POLICY PROVISIONS  . . . . . . . . . . . . . . . . .     64
APPENDIX--IMPACT OF YEAR 2000  . . . . . . . . . . . . . . . . . . .     66
APPENDIX--ILLUSTRATION OF DEATH BENEFITS, SURRENDER VALUES AND
 ACCUMULATED PREMIUMS  . . . . . . . . . . . . . . . . . . . . . . .     67

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY

REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                       INDEX OF DEFINED WORDS AND PHRASES

  Below are listed certain words and phrases used in this Prospectus, together with identification of the page on which each is defined or explained:

                                                                        Page
Account  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7
Account Value  . . . . . . . . . . . . . . . . . . . . . . . . . . .      1
Additional Sum Insured . . . . . . . . . . . . . . . . . . . . . . .     17
Age  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     65
Basic Sum Insured  . . . . . . . . . . . . . . . . . . . . . . . . .      1
DAC Tax  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     21
Death Benefit  . . . . . . . . . . . . . . . . . . . . . . . . . . .     15
Fixed Account  . . . . . . . . . . . . . . . . . . . . . . . . . . .     11
Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Front Cover
Grace Period . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19
Guaranteed Minimum Death Benefit . . . . . . . . . . . . . . . . . .     17
Guaranteed Minimum Death Benefit Premium . . . . . . . . . . . . . .     13
Indebtedness . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19
Investment Rule  . . . . . . . . . . . . . . . . . . . . . . . . . .     13
Loan Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     19
Minimum First Premium  . . . . . . . . . . . . . . . . . . . . . . .     12
Planned Premium  . . . . . . . . . . . . . . . . . . . . . . . . . .     12
Policy Anniversary . . . . . . . . . . . . . . . . . . . . . . . . .     65
Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . Front Cover
Servicing Office . . . . . . . . . . . . . . . . . . . . . . . . . .      6
Subaccount  . . . . . . . . . . . . . . . . . . . . . . . . . . Front Cover
Surrender Value  . . . . . . . . . . . . . . . . . . . . . . . . . .     14
Target Premium . . . . . . . . . . . . . . . . . . . . . . . . . . .     21
Total Sum Insured  . . . . . . . . . . . . . . . . . . . . . . . . .     16
Valuation Date . . . . . . . . . . . . . . . . . . . . . . . . . . .     11
Valuation Period . . . . . . . . . . . . . . . . . . . . . . . . . .     11
Variable Subaccounts . . . . . . . . . . . . . . . . . . . . . . . .      1
7-Pay Limit  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14

                                    SUMMARY

WHAT IS THE VARIABLE LIFE POLICY BEING OFFERED?

  JHVLICO issues variable life insurance policies. The Policies described in this Prospectus provide life insurance coverage on two insureds, with a death benefit payable only when the last surviving insured dies. The Policies also provide for premium flexibility. JHVLICO issues other variable life insurance policies. These other policies are offered by means of other Prospectuses.

  As explained below, the death benefit and Surrender Value under the Policy may increase or decrease daily. The Policies differ from ordinary fixed-benefit life insurance in the way they work. However, the Policies are like fixed-benefit survivorship life insurance in providing lifetime protection against economic loss resulting from the death of the second of two persons insured. The Policies are primarily insurance and not investments.

  The Policies work generally as follows. A premium payment is periodically made to JHVLICO. JHVLICO takes from each premium an amount for processing expenses, taxes, and sales expenses. JHVLICO then places the rest of the premium into Subaccounts as directed by the owner of the Policy (the "Owner"). The assets allocated to each variable Subaccount are invested in shares of the corresponding Portfolio of the Fund. The currently available Portfolios are identified on the cover of this Prospectus. The assets allocated to the Fixed Account are invested in the general account of JHVLICO. During the year, JHVLICO takes charges from each Subaccount and credits or charges each Subaccount with its respective investment performance. The insurance charge, which is deducted from the invested assets attributable to each Policy ("Account Value"), varies monthly with the then attained age of the insureds and with the amount of insurance provided at the start of each month.

  The Policy provides for payment of death benefit proceeds when the last surviving insured dies. The death benefit proceeds will equal the death benefit, plus any additional benefit included by rider and then due, minus any Indebtedness. The death benefit under Option A equals the Total Sum Insured less any withdrawals that the Owner has made. The death benefit under Option B equals the Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured. Under Option A, the Owner may also elect an Extra Death Benefit feature that may result in a higher death benefit in some cases. The Policy also increases the death benefit if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax laws.

  Within limits prescribed by JHVLICO, the Owner may also elect whether to purchase the coverage as part of the "Basic Sum Insured" or as an "Additional Sum Insured." The Basic Sum Insured will not lapse during the first ten Policy years, so long as (1) specified Guaranteed Minimum Death Benefit Premiums have been paid, and (2) the Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may elect for this Guaranteed Minimum Death Benefit feature to extend beyond ten years. The Additional Sum Insured is subject to lapse, but has certain cost and other advantages.

  The initial Account Value is the amount of the premium that JHVLICO credits to the Policy, after deduction of the initial charges. The Account Value increases or decreases daily depending on the investment experience of the Subaccounts to which the amounts are allocated at the direction of the Owner. JHVLICO does not guarantee a minimum amount of Account Value. The Owner bears the investment risk for that portion of the Account Value allocated to the variable Subaccounts. The Owner may surrender a Policy at any time while either of the insureds is living. The Surrender Value is the Account Value less any Indebtedness. The Owner may also make partial withdrawals from a Policy, subject to certain restrictions and an administrative charge. If the Owner surrenders in the early Policy years, the amount of Surrender Value would be low (as compared with other investments without sales charges) and, consequently, the insurance protection provided prior to surrender would be costly.

  The minimum Total Sum Insured that may be bought at issue is $500,000. All persons insured must meet specified age limits and certain health and other criteria called "underwriting standards." The smoking status of the insureds is generally reflected in the insurance charges made. Policies issued under certain circumstances will not directly reflect the sexes of the insureds in either the premium rates or the charges and values under the Policy.

WHAT IS THE AMOUNT OF THE PREMIUMS?

  Premiums are flexible, and the Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets certain other requirements.

  The minimum amount of premium required at the time of Policy issue is determined by JHVLICO based on the characteristics of each insured, the Policy's Total Sum Insured at issue, and the Policy options selected by the Owner. Unless the Guaranteed Minimum Death Benefit is in effect, if the Policy Account Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will estimate the amount of additional premiums necessary to keep the Policy in force for three months. The Owner will have a 61 day grace period to pay at least that amount or the Policy will lapse.

  At the time of Policy issue, the Owner may designate the amount and frequency of Planned Premium payments. The Owner may pay premiums other than the Planned Premium payments, subject to certain limitations.

  The Policy has a Guaranteed Minimum Death Benefit provision which guarantees that the basic Sum Insured will not lapse during the first ten Policy years if
(1) prescribed amounts of premiums have been paid, based on the characteristics of each insured and the amount of the Basic Sum Insured at issue and (2) any Additional Sum Insured is not scheduled to exceed the Basic Sum Insured at any time. The Owner may at the time of application elect for this feature to be extended beyond the first ten Policy years for an additional charge.

WHAT IS JOHN HANCOCK VARIABLE LIFE ACCOUNTS?

  The Account is a separate investment account of JHVLICO, operated as a unit investment trust, which supports benefits payable under the Policies. The Account is subdivided into a number of variable Subaccounts, each of which corresponds to one of the Portfolios of the Fund. The assets of each variable Subaccount within the Account are invested in a corresponding Portfolio of the Fund. The current Portfolios of the Fund are: Managed, Growth & Income, Equity Index, Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Diversified Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small Cap Value, Small Cap Growth, Global Equity, International Balanced, International Equity Index, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Sovereign Bond, Strategic Bond, High Yield Bond, and Money Market.


  The figures in the following chart are expressed as a percentage of each Portfolio's average daily net assets. The figures reflect the investment management fees currently payable and the 1997 other fund expenses allocated to John Hancock Variable Series Trust I (except that other fund expenses for the Small/Mid Cap CORE, Global Equity, Emerging Markets Equity, Bond Index, and High Yield Bond Portfolios are based upon estimates for the current fiscal year).

                                                                    Other
                                                                     Fund
                                     Other Fund      Total         Expenses
                                      Expenses       Fund           Absent
                        Management  After Expense  Operating       Expense
    Fund Name              Fee      Reimbursement  Expenses     Reimbursement/*/
    ---------           ----------  -------------  ---------    ----------------
Managed . . . . . . .      0.33%        0.04%        0.37%           N/A
Growth & Income . . .      0.25%        0.03%        0.28%           N/A
Equity Index. . . . .      0.15%        0.25%        0.40%           0.40%
Large Cap Value . . .      0.75%        0.25%        1.00%           0.31%
Large Cap Growth. . .      0.39%        0.05%        0.44%           N/A
Mid Cap Value . . . .      0.80%        0.25%        1.05%           0.34%
Mid Cap Growth. . . .      0.85%        0.25%        1.10%           0.57%
Diversified Mid Cap
 Growth . . . . . . .      0.75%        0.10%        0.85%           N/A
Real Estate Equity. .      0.60%        0.09%        0.69%           N/A
Small/Mid Cap CORE. .      0.80%        0.25%        1.05%           N/A
Small Cap Value . . .      0.80%        0.25%        1.05%           0.50%
Small Cap Growth. . .      0.75%        0.25%        1.00%           0.37%
Global Equity . . . .      0.90%        0.25%        1.15%           N/A
International Balanced     0.85%        0.25%        1.10%           0.71%
International Equity
 Index. . . . . . . .      0.18%        0.19%        0.37%           N/A
International
 Opportunities. . . .      0.97%        0.25%        1.22%           0.60%
Emerging Markets
 Equity . . . . . . .      1.30%        0.25%        1.55%           N/A
Short-Term Bond . . .      0.30%        0.21%        0.51%           N/A
Bond Index. . . . . .      0.15%        0.25%        0.40%           N/A
Sovereign Bond. . . .      0.25%        0.06%        0.31%           N/A
Strategic Bond. . . .      0.75%        0.25%        1.00%           0.57%
High Yield Bond . . .      0.65%        0.25%        0.90%           N/A
Money Market. . . . .      0.25%        0.08%        0.33%           N/A


* John Hancock reimburses a Portfolio when the Portfolio's other fund expenses exceed 0.25% of the Portfolio's average daily net assets.

  For a full description of the Fund see the Prospectus for the Fund attached to this Prospectus.

WHAT ARE THE CHARGES MADE BY JHVLICO?

  Premium Processing Charge. A 1.25% charge deducted from each premium payment. This charge will be reduced for Policies with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge of .50%.

  State Premium Tax Charge and Federal DAC Tax Charge. Charges deducted from each premium payment, currently 2.35% for state premium taxes and 1.25% as a Federal deferred acquisition cost or "DAC Tax" charge.

  Sales Charge. A charge deducted from each premium payment in the amount of 30% of premiums paid in the first Policy year up to the "target premium" and 3.5% of premiums paid during the first Policy year in excess of that target. The current sales charge in subsequent Policy years on premiums paid up to the target premium generally is: 15% of such premiums in each of years 2 through 5; 10% of such premiums in each of years 6 through 10; 3% of such premiums in years 11 through 20; and 0% of such premiums thereafter. The current sales charge in subsequent Policy years on premiums paid in excess of the target premium is 3.5%: of such excess premiums paid in years 2 through 10; 3% of such excess premiums paid in years 11 through 20; and 0% of such excess premiums paid thereafter. Subject to maximums set forth in the Policy, certain of these charges may be increased after the tenth Policy year.

  Issue Charge. A charge deducted monthly from Account Value in an amount equal to $55.55 for the first 5 Policy years, plus 2c per $1,000 of the Total Sum Insured at issue for the first 3 Policy years, except that the charge per $1,000 is guaranteed not to exceed $200 per month.

  Administrative Charge. A charge deducted monthly from Account Value in an amount equal to no more than $10 all Policy years plus 3c per $1,000 of the Total Sum Insured at issue (currently $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000).

  Insurance Charge. A charge based upon the amount for which JHVLICO is at risk, considering the attained age and risk classification of each of the insureds and JHVLICO's then current monthly insurance rates (never to exceed rates set forth in the Policy) deducted monthly from Account Value.

  Guaranteed Minimum Death Benefit Charge. If the Guaranteed Minimum Death Benefit option is elected beyond the first 10 Policy years, a maximum charge starting at the beginning of the eleventh Policy year not to exceed 3c per $1,000 (currently 1c per $1,000) of the Basic Sum Insured at issue, deducted monthly from Account Value.

  Charge for Mortality and Expense Risks. A charge deducted daily from the variable Subaccounts at a maximum effective annual rate of .90% of the assets of each variable Subaccount. The current charges are: for a Policy with Sum Insured at issue of at least $500,000 but less than $5 million, .625% of assets; at least $5 million but less than $15 million, .575% of assets; and $15 million or more, .525% of assets.

  Charge for Extra Mortality Risks. An additional charge, depending upon the ages of the insureds and the degree of additional mortality risk, required if either of the insureds does not qualify for the standard underwriting class. This additional charge is deducted monthly from Account Value.

  Charge for Optional Rider Benefits. An additional charge required if the Owner elects to purchase any optional insurance benefits by rider. Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charge for Partial Withdrawal. A charge of $20 deducted from Account Value at the time of withdrawal.

  See "Charges and Expenses" for a fuller description of the charges under the Policy.

IS THERE A CHARGE AGAINST THE ACCOUNT FOR FEDERAL INCOME TAX?

  Currently no charge is made against any Subaccount for Federal income taxes; but if JHVLICO incurs, or expects to incur, income taxes attributable to any Subaccount or this class of Policies in future years, it reserves the right to make a charge. JHVLICO expects that it will continue to be taxed as a life insurance company. See "Charge for JHVLICO's Taxes."

WHAT IS THE RELATIONSHIP BETWEEN THE PREMIUM AND THE AMOUNT ALLOCATED TO THE SUBACCOUNTS?

  The initial net premium is allocated by JHVLICO from its general account to the Money Market Subaccount on the date of issue of the Policy. The initial net premium is the gross Minimum First Premium, plus any additional amount of premium that has been paid prior to the date of issue, less the premium processing charge, and less the charges deducted for sales expenses, state premium taxes, and the Federal DAC Tax. These charges also apply to subsequent premium payments. Twenty days after the date of issue, the amount in the Money Market Subaccount is reallocated among the Subaccounts in accordance with the Owner's election. Net premiums derived from payments received after this reallocation date are allocated, generally on the date of receipt, to one or more of the Subaccounts as elected by the Owner.

HOW ARE AMOUNTS ALLOCATED TO EACH SUBACCOUNT?

  At issue and subsequently thereafter, the Owner will provide us with the rule ("Investment Rule") we will follow to invest net premiums or other amounts in any of the Subaccounts. The Owner may change the Investment Rule under which JHVLICO will allocate amounts to Subaccounts. See "Premiums--Billing, Allocation of Premium Payments (Investment Rule)."

WHAT COMMISSIONS ARE PAID TO AGENTS?

  The Policies are sold through agents who are licensed by state authorities to sell JHVLICO's insurance policies. Commissions payable to agents are described under "Distribution of Policies." Sales expenses in any year are not equal to the deduction for sales expenses in that year. Rather, total sales expenses under the Policies are intended to be recovered over the lifetimes of the insureds covered by the Policies.

WHAT IS THE DEATH BENEFIT?

  The death benefit proceeds, payable when the last insured dies, will equal the death benefit of the Policy, plus any additional rider benefits included and then due, minus any Indebtedness. The death benefit payable depends on the Policy's Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

     OPTION A: The death benefit equals the Policy's current Total Sum Insured less any withdrawals of Account Value that the Owner has made. (The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured.) If this option is elected, the Owner may also elect an optional Extra Death Benefit feature, under which the death benefit will increase if and when the Policy Account Value exceeds a certain predetermined amount.

     OPTION B: The death benefit is the Policy's current Total Sum Insured plus the Policy Account Value on the date of death of the last surviving insured, and varies in amount based on investment results.

  The death benefit of the Policy under either Option A or Option B will be increased if necessary to ensure that the Policy will continue to qualify as life insurance under the Federal tax law. See "Death Benefits" and "Tax Considerations."

  Under the Guaranteed Minimum Death Benefit provision, the Policy is guaranteed not to lapse during the first 10 Policy years, provided the amount of premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums, accumulated at 4% interest. For an additional charge, the Owner also may elect for this benefit to continue beyond the tenth Policy year. However, the Guaranteed Minimum Death Benefit will not apply to any Policy if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. The Guaranteed Minimum Death Benefit feature applies only to the Basic Sum Insured and not to any amount of Additional Sum Insured.

HOW DOES THE ACCOUNT VALUE OF A POLICY VARY IN RELATION TO THE SUBACCOUNTS' INVESTMENT EXPERIENCE?

  In general, the Account Value for any day equals the Account Value for the previous day, increased by any net premium placed in the Subaccounts for the Policy, decreased by any charges made against the Account Value and by any partial withdrawal, and increased or decreased by the investment experience of the Subaccounts. No minimum Account Value for the Policy is guaranteed.

WHAT IS THE LOAN PROVISION AND HOW DOES A LOAN AFFECT THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE?

  The Owner may obtain a Policy loan in the maximum amount of 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5% in the first 20 Policy years and 4.5% thereafter. A loan plus accrued interest ("Indebtedness") may be repaid at the discretion of the Owner in whole or in part in accordance with the terms of the Policy.

  While a loan is outstanding, the rate of interest credited to the Account Value because of the loan will usually be different than the net investment experience of the Subaccounts. Therefore, the Account Value, the Surrender Value and any death benefit above the current Total Sum Insured are permanently affected by any loan.

IS THERE A SHORT-TERM CANCELLATION RIGHT?

  The Owner may surrender a Policy by delivering or mailing it within 45 days after the date Part A of the application has been completed for both insureds, or within 10 days after receipt of the Policy by the Owner, or within 10 days after mailing by JHVLICO of a Notice of Withdrawal Right, whichever is latest, to JHVLICO's Servicing Office, or to the agent or agency office through which it was delivered. Coverage under the Policy will be cancelled immediately as of the date of such mailing or delivery. Any premium paid on it will be refunded. If required by state law, the refund will equal the Account Value at the end of the Valuation Period in which the Policy is received plus all charges or deductions made against premiums plus an amount reflecting charges against the Subaccounts and the investment management fee of the Fund.

WHAT INVESTMENT TRANSFERS ARE ALLOWED AN OWNER?

  The Owner may transfer the Account Value among the variable Subaccounts or into the Fixed Account at any time. Transfers out of the Fixed Account, however, are subject to restrictions.

ARE THE BENEFITS UNDER A POLICY SUBJECT TO FEDERAL INCOME TAX?

  The benefits under Policies described in this Prospectus are expected to receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed-benefit life insurance policies. Thus, death benefits payable under the Policies will not be included in the beneficiary's gross income. Also, the Owner is not taxed on interest and gains under the Policy unless and until values are actually received through withdrawal, surrender, or other distributions.

  Under Federal tax law, distributions from Policies on which premiums greater than a "7-pay" premium limit (as defined in the law) have been paid, will be subject to special taxation. See "Premiums--7-Pay Premium Limit" and "Policy Proceeds" for a discussion of how the "7-pay" premium limit may be exceeded under a Policy. A distribution on such a Policy (called a "modified endowment") will be taxed to the extent there is any income (gain) to the Owner and an additional penalty tax may be imposed on the taxable amount.

                           JHVLICO AND JOHN HANCOCK

  JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, is authorized to transact a life insurance and annuity business in Massachusetts and all other states, except New York. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is a wholly-owned subsidiary of John Hancock, a company chartered in Massachusetts in 1862. Its Home Office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $59 billion and it has invested over $380 million in JHVLICO in connection with JHVLICO's organization and operations. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable it to meet its reserve requirements and expenses in connection with its business, and John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.


                        THE ACCOUNT AND THE SERIES FUND

THE ACCOUNT

  The Account, a separate account established under Massachusetts law in 1993, meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

  The Account's assets are the property of JHVLICO. Each Policy provides that the portion of the Account's assets equal to the reserves and other liabilities under the Policy shall not be chargeable with liabilities arising out of any other business JHVLICO may conduct. In addition to the assets attributable to variable life policies, the Account's assets include assets derived from charges made by JHVLICO. From time to time these additional assets may be transferred in cash by JHVLICO to its general account. Before making any such transfer, JHVLICO will consider any possible adverse impact the transfer might have on any Subaccount. Additional premiums are charged for Policies where the insured is classified as a substandard risk and a portion of these premiums is allocated to the Account.

  The Account is registered with the Securities and Exchange Commission (the "Commission") under the 1940 Act. Such registration does not involve supervision by the Commission of the management or policies of the Account, JHVLICO or John Hancock.

  The assets in each variable Subaccount are invested in the corresponding Portfolio of the Fund, but the assets of one variable Subaccount are not necessarily legally insulated from liabilities associated with another variable Subaccount. New variable Subaccounts may be added or existing variable Subaccounts may be deleted as new Portfolios are added to or deleted from the Funds and made available to Owners.

THE SERIES FUND

  The Fund is a "series" type of mutual fund registered with the Commission under the 1940 Act as an open-end diversified management investment company. The Fund serves as the investment medium for the Account and other unit investment trust separate accounts established for other variable life insurance policies and variable annuity contracts. (See the attached Fund Prospectus for a description of a need to monitor for possible conflicts and other consequences.) A very brief summary of the investment objectives of each Portfolio is set forth below.

 Managed Portfolio

  The investment objective of this Portfolio is to achieve maximum long-term total return consistent with prudent investment risk. Investments will be made in common stocks, convertibles and other equity investments, in bonds and other fixed income securities and in money market instruments.

 Growth & Income Portfolio

  The investment objective of this Portfolio is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. This objective will be pursued by investments principally in common stocks (and securities convertible into or with rights to purchase common stocks) of companies believed to offer growth potential over both the intermediate and the long term.

 Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the U.S. market as represented by the S&P 500 utilizing common stocks that are publicly traded in the United States.

 Large Cap Value Portfolio

  The investment objective of this Portfolio is to provide substantial dividend income, as well as long-term capital appreciation, through investments in the common stocks of established companies believed to offer favorable prospects for increasing dividends and capital appreciation.

 Large Cap Growth Portfolio

  The investment objective of this Portfolio is to achieve above-average capital appreciation through the ownership of common stocks (and securities convertible into with rights to purchase common stocks) of companies believed to offer above-average capital appreciation opportunities. Current income is not an objective of the Portfolio.

 Mid Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital primarily through investment in the common stocks of medium capitalization companies believed to sell at a discount to their intrinsic value.

 Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a non-diversified portfolio investing primarily in common stocks of medium capitalization companies.

 Diversified Mid Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of medium capitalization growth companies.

 Real Estate Equity Portfolio

  The investment objective of this Portfolio is to provide above-average income and long-term growth of capital by investment principally in equity securities of companies in the real estate and related industries.

 Small/Mid Cap CORE Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2500 Index at the time of investment.

 Small Cap Value Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital by investing in a well diversified portfolio of equity securities of small capitalization companies exhibiting value characteristics.

 Small Cap Growth Portfolio

  The investment objective of this Portfolio is to provide long-term growth of capital through a diversified portfolio investing primarily in common stocks of small capitalization emerging growth companies.

 Global Equity Portfolio

  The investment objective of this Portfolio is to achieve long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, of both U.S. and foreign issuers.

 International Balanced Portfolio

  The investment objective of this Portfolio is to maximize total U.S. dollar return, consisting of capital appreciation and current income, through investment in non-U.S. equity and fixed income securities.

 International Equity Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return of the major developed international (non-U.S.) equity markets, as represented by the MSCI AEFE GDP Index.

 International Opportunities Portfolio

  The investment objective of this Portfolio is to provide capital appreciation through investments in common stocks of primarily well-established, non-United States companies.

 Emerging Markets Equity Portfolio

  The investment objective of this Portfolio is to achieve capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.

 Short-Term Bond Portfolio

  The investment objective of this Portfolio is to provide a high level of current income consistent with a low degree of share price fluctuation through investment primarily in a diversified portfolio of short- and intermediate-term investment-grade debt obligations.

 Bond Index Portfolio

  The investment objective of this Portfolio is to provide investment results that correspond to the total return and risk characteristics of the U.S. investment grade fixed income market, as represented by a Lehman Brothers bond index that tracks the performance of investment grade debt securities.

 Sovereign Bond Portfolio

  The investment objective of this Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk through investment primarily in a diversified portfolio of freely marketable debt securities.

 Strategic Bond Portfolio

  The investment objective of this Portfolio is to provide total return consistent with moderate risk of capital and maintenance of liquidity, through a portfolio of domestic and international fixed income securities.

 High Yield Bond Portfolio

  The investment objective of this Portfolio is to provide high current income and capital appreciation with capital preservation through investing primarily in high yield (below investment grade) debt securities.

 Money Market Portfolio

  The investment objective of this Portfolio is to provide maximum current income consistent with capital preservation and liquidity, through investment in high quality money market instruments.

  John Hancock acts as the investment manager for the above Portfolios, and John Hancock's indirectly owned subsidiary, Independence Investment Associates, Inc. ("IIA"), with its principal place of business at 53 State Street, Boston, MA 02109, provides sub-investment advice with respect to the Managed, Growth & Income, Large Cap Growth, Real Estate Equity and Short-Term Bond Portfolios. Independence International Associates, Inc., a subsidiary of IIA located at the same address as IIA, is a sub-investment adviser to the International Equity Index Portfolio.

  Another indirectly owned subsidiary of John Hancock, John Hancock Advisers, Inc., located at 101 Huntington Avenue, Boston, MA 02199, provides sub-investment advice with respect to the Sovereign Bond, Diversified Mid Cap Growth, and Small Cap Growth Portfolios.

  T.Rowe Price Associates, Inc., located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the Large Cap Value Portfolio and its subsidiary, Rowe Price-Fleming International, Inc., also located at 100 East Pratt St., Baltimore, MD 21202, provides sub-investment advice with respect to the International Opportunities Portfolio.

  State Street Bank & Trust, N.A., at Two International Place, Boston, MA 02110, is the Sub-investment adviser to the Equity Index Portfolio. INVESCO Management & Research located at 101 Federal Street, Boston, MA 02110, is the sub-investment adviser to the Small Cap Value Portfolio. Janus Capital Corporation, with its principal place of business at 100 Filmore Street, Denver, CO 80206, is the sub-investment adviser to the Mid Cap Growth Portfolio. Neuberger & Berman, LLC, of 605 Third Avenue, New York, NY 10158, provides sub-investment advice to the Mid Cap Value Portfolio. J.P. Morgan Investment Management Inc., located at 522 Fifth Avenue, New York, NY 10036, provides sub-investment advice with respect to the Strategic Bond Portfolio and Brinson

Partners, Inc., of 209 S. LaSalle Street, Chicago, IL 60604, does likewise with respect to the International Balanced Portfolio.

  Goldman Sachs & Company, located at One New York Plaza, New York, New York 10004, is sub-investment adviser to the Small/Mid Cap CORE Portfolio. Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, New York 10154, is the sub-investment adviser to the Global Equity Portfolio. Montgomery Asset Management, LLC, located at 101 California Street, San Francisco, California 94111, is the sub-investment adviser to the Emerging Markets Equity Portfolio. Mellon Bond Associates, located at One Mellon Bank Center, Suite 4135, Pittsburgh, Pennsylvania 15258, is the sub-investment adviser to the Bond Index Portfolio. Wellington Management Company, LLC, located at 75 State Street, Boston, Massachusetts 02109, is the sub-investment adviser to the High Yield Bond Portfolio.

  JHVLICO will purchase and redeem Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of the Fund represent an interest in one of the Portfolios which corresponds to a variable Subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in Fund shares at their net asset value as of the dates paid.

  On each Valuation Date, shares of each Portfolio are purchased or redeemed by JHVLICO for each variable Subaccount based on, among other things, the amount of net premiums allocated to the variable Subaccount, distributions reinvested, transfers to, from and among variable Subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at the net asset value per Fund share for each Portfolio determined on that same Valuation Date. A Valuation Date is any date on which the New York Stock Exchange is open for trading and on which the Fund values its shares. A Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

  A full description of the Fund, its investment objectives, policies and restrictions, its charges, expenses and all other aspects of its operation is contained in the attached Prospectus and the statement of additional information referred to therein, which should be read together with this Prospectus.


                               THE FIXED ACCOUNT

  An Owner may allocate premiums to the Fixed Account or transfer all or a part of the Account Value under a Policy to the Fixed Account. The amount so allocated or transferred will become a part of JHVLICO's general account assets. JHVLICO's general account consists of assets owned by JHVLICO other than those in the Account and in other separate accounts that have been or may be established by JHVLICO. Subject to applicable law, JHVLICO has sole discretion over the investment of assets of the general account, and Owners do not share in the investment experience of those assets. Instead, JHVLICO guarantees that the Account Value allocated to the Fixed Account will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account. Transfers from the Fixed Account are subject to certain limitations. See "Transfers Among Subaccounts."

  The Account Value in the Fixed Account is equal to the portion of the net premiums allocated to it, plus any amounts transferred to it and interest credited to it, minus any charges deducted from it or partial withdrawals or amounts transferred from it. JHVLICO guarantees that interest credited to the Account Value in the Fixed Account will not be less than an effective annual rate of 4%. JHVLICO may, in its sole discretion, credit higher rates although it is not obligated to do so. The Owner assumes the risk that interest credited will not exceed 4% per year. Upon request and in the annual statement, JHVLICO will inform Owners of the then-applicable rates. The rate of interest declared with respect to any amount in the Fixed Account may depend on when that amount was first allocated to the Fixed Account.

  Because of exemptive and exclusionary provisions, interests in JHVLICO's general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts, and JHVLICO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.


                         POLICY PROVISIONS AND BENEFITS

REQUIREMENTS FOR ISSUANCE OF POLICY

  The Policy is generally available with a minimum Total Sum Insured at issue of $500,000 and a minimum Basic Sum Insured of $250,000. At the time of issue, each insured must be age 20 through 80. All persons insured must meet certain health and other criteria called "underwriting standards." The smoking status of each insured is reflected in the insurance charges made. Policies issued in certain jurisdictions will not directly reflect the sex of the insured in either the premium rates or the charges or values under the Policy. Amounts of coverage that JHVLICO will accept under the Policies may be limited by JHVLICO's underwriting and reinsurance procedures as in effect from time to time.

  The illustrations set forth in this Prospectus are sex distinct and, therefore, do not reflect the sex-neutral rates, changes, or values that would apply to such Policies.

PREMIUMS

  Payment Flexibility. Premiums are flexible. The Owner may choose the amount and frequency of premium payments, so long as each premium payment is at least $100 and meets the other requirements described below.

  Minimum First Premium. The amount of premium required at the time of issue is determined by JHVLICO, and depends on the age, sex, smoking status, and underwriting class of each of the insureds at issue, the Total Policy's Sum Insured at issue, and any additional benefits selected. The Minimum First Premium must be received by JHVLICO at its Servicing Office in order for the Policy to be in full force and effect. See "Death Benefits." There is no grace period for the payment of the Minimum First Premium.

  Minimum Premiums. If the Policy's Surrender Value at the beginning of any Policy month is insufficient to pay the monthly Policy charges then due, JHVLICO will notify the Owner and the Policy will enter a grace period, unless the Guaranteed Minimum Death Benefit is in effect. If premiums sufficient to pay at least three months' estimated charges are not paid by the end of the grace period, the Policy will lapse. See "Default."

  Planned Premium Schedule. At the time of issue, the Owner may designate a Planned Premium schedule for the amount and frequency of premium payments. JHVLICO will send billing statements for the amount chosen, at the frequency chosen. The Owner may change the Planned Premium after issue. The Owner may also pay a premium in excess of the Planned Premium, subject to the limitations described below. At the time of Policy issuance, JHVLICO will determine whether the Planned Premium schedule will exceed the 7-Pay limit discussed below. If so, JHVLICO's standard procedures prohibit issuance of the Policy unless the Owner signs a form acknowledging that fact.

  Other Premium Limitations. Federal tax law requires a minimum death benefit in relation to Account Value. See "Death Benefits--Definition of Life Insurance." The death benefit of the Policy will be increased if necessary to ensure that the Policy will continue to satisfy this requirement. Also, as described under "Death Benefits--Optional Extra Death Benefit Feature," the Optional Extra Death Benefit feature may result in a death benefit under Option A that is higher than the Total Sum Insured. If the payment of a given premium will cause the Policy Account Value to increase to such an extent that an increase in death benefit is necessary either to satisfy federal tax law requirements or because of the way the Optional Extra Death Benefit feature operates, JHVLICO has the right to not accept the excess portion of that premium payment, or to require evidence of insurability before that portion is accepted. In no event, however, will JHVLICO refuse to accept any premium necessary to maintain the Guaranteed Minimum Death Benefit in effect under a Policy.

  Whether or not the Guaranteed Minimum Death Benefit is in effect, JHVLICO also reserves the right to limit premium payments above the amount of the cumulative Guaranteed Minimum Death Benefit Premiums. JHVLICO will not, however, refuse to accept any premium payment that is required to keep the Policy from lapsing.

  Guaranteed Minimum Death Benefit Premiums. A Guaranteed Minimum Death Benefit feature may apply during the first ten Policy years and, if the Owner has elected, thereafter. See "Death Benefits." The Guaranteed Minimum Death Benefit Premiums required to maintain this benefit in force depend on the issue age, sex, smoking status, and underwriting class of each of the insureds at issue and the Basic Sum Insured at issue. This premium will be higher than the Minimum First Premium and is 85% of the target premium (discussed under "Sales Charge"). To keep the Guaranteed Minimum Death Benefit in effect, the amount of actual premiums paid, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, must at each Policy anniversary be at least equal to the Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4% interest. If this test is not satisfied on any Policy anniversary, a 61-day grace period will commence as of that anniversary and JHVLICO will notify the Owner of the shortfall. This notice will be mailed to the Owner's last-known address at least 31 days prior to the end of the grace period. If JHVLICO does not receive payment for the amount of the deficiency by the end of the grace period, the Guaranteed Minimum Death Benefit feature will lapse unless and until restored as described under "Default--Reinstatement." The Guaranteed Minimum Death Benefit will not apply if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time.

  Billing, Allocation of Premium Payments (Investment Rule). The Owner may at any time elect to be billed by JHVLICO for an amount of premium other than the Guaranteed Minimum Death Benefit Premium. The Owner may also elect to be billed for premiums on an annual, semi-annual or quarterly basis. An automatic check-writing ("premiumatic") program may be available to an Owner interested in making monthly premium payments. All premiums are payable at JHVLICO's Servicing Office.

  Any premium payment will be processed by JHVLICO as of the end of the Valuation Period in which it is received, unless one of the three exceptions noted below is applicable. Each premium payment will be reduced by the premium processing charge, the state premium tax charge, the sales charge, and the Federal DAC Tax charge. See "Charges and Expenses." The remainder is the net premium.

  The Owner at the time of application must elect an Investment Rule which will allocate net premiums and any credits to any of the Subaccounts. The Owner must select allocation percentages in whole numbers, and the total allocated must equal 100%. The Owner may thereafter change the Investment Rule prospectively at any time. The change will be effective as to any net premiums and credits applied after receipt at JHVLICO's Servicing Office of notice satisfactory to JHVLICO. Notwithstanding the Investment Rule, any net premium (or portion thereof) credited to Account Value as of a date prior to the end of the Valuation Period that includes the 20th day following the date of issue will automatically be allocated to the Money Market Subaccount. At the end of that Valuation Period (or of the premium's date of receipt, if later), the Policy's Account Value will be reallocated automatically among the Subaccounts in accordance with the Investment Rule chosen by the Owner.

  There are three exceptions to the normal practice of processing a premium payment as of the end of the Valuation Period in which it is received:

     (1) A payment received prior to a Policy's date of issue will be processed as if received on the Valuation Date immediately preceding the date of issue.

     (2) If the Minimum First Premium is not received prior to the date of issue, each payment received thereafter will be processed as if received on the Valuation Date immediately preceding the date of issue until all of the Minimum First Premium is received.

     (3) That portion of any premium that we delay accepting as described under "Other Premium Limitations" above, or "7-Pay Premium Limit" below, will be processed as of the end of the Valuation Period in which we accept that amount.

  7-Pay Premium Limit. Federal tax law modifies the tax treatment of certain Policy distributions such as loans, surrenders, partial surrenders, and withdrawals. The application of this modified treatment to any Owner depends upon whether premiums have been paid at any time during the first 7 Policy years that exceed a "7-pay" premium limit as defined in the law. The 7-pay limit is the total of net level premiums that would have been payable at any time for the Policy to be fully paid-up after the payment of 7 level annual premiums. If the total premiums paid exceed the 7-pay limit, the Policy will be treated as a "modified endowment", which means that the Owner will be subject to tax to the extent of any income (gain) on any distributions made from the Policy. A material change in the Policy will result in a new 7-pay limit and test period. A reduction in the Policy's benefits within the 7-year period following issuance of, or a material change in, the Policy may also result in the application of the modified endowment treatment. See "Policy Proceeds" under "Tax Considerations." If JHVLICO receives any premium payment that will cause a Policy to become a modified endowment, the excess portion of that premium payment will not be accepted unless the Owner signs an acknowledgment of that fact. When it identifies such an excess premium, JHVLICO sends the Owner immediate notice and refunds the excess premium if it has not received notice of the acknowledgment by the time the premium payment check has had a reasonable time to clear the banking system, but in no case longer than two weeks.

ACCOUNT VALUE AND SURRENDER VALUE

  Amount of Account Value. The Account Value increases or decreases depending upon a number of factors, such as the applicable Subaccount's investment experience, the proportion of the Account Value invested in each Subaccount and the interest credited to any Loan Account established upon the making of a Policy loan. In general the Account Value for any day equals the Account Value for the previous day, decreased by charges against the Account Value, increased or decreased by the investment experience of the Subaccounts, increased by net premiums received and decreased by any partial withdrawal. No minimum amount of Account Value is guaranteed.

  A Policy loan will not affect the total amount of Account Value at the time the loan is made but will result in a different rate of return being credited to the Loan Account portion of the Account Value.

  Amount of Surrender Value. The Surrender Value will be the Account Value less any Indebtedness.

  When Policy May Be Surrendered. A Policy may be surrendered for its Surrender Value at any time while either of the insureds is living and the Policy is not in a grace period. Surrender takes effect and the Surrender Value is determined as of the end of the Valuation Period in which occurs the later of receipt at JHVLICO's Servicing Office of a signed request or the surrendered Policy.

  If a Policy is surrendered during the second Policy year, a portion of the sales charge, equal to 5% of premiums paid in the second Policy year up to one target premium, will be refunded to the Owner.

  Partial Withdrawal of Surrender Value. The Owner may request withdrawal of part of the Surrender Value in accordance with JHVLICO's rules then in effect. Any withdrawal must be at least $1,000 and is subject to an administrative charge of $20.

  An Owner may request a partial withdrawal of Surrender Value at any time when at least one of the insureds is still living, provided that the Policy is not in a grace period. This privilege, which reduces the Account Value by the amount of the withdrawal and the associated charge, may not be used to reduce the Account Value below the amount JHVLICO estimates will be required to pay three months' charges under the Policy as they fall due. The withdrawal will be effective as of the end of the Valuation Period in which JHVLICO receives written notice satisfactory to it at its Servicing Office.

  A withdrawal will reduce any Option A death benefit by the amount withdrawn. JHVLICO reserves the right to refuse any withdrawal request that would cause the Policy's death benefit to fall below $500,000.

  An amount equal to the Account Value withdrawn will be removed from each Subaccount in the same proportion as the Account Value is then allocated among the Subaccounts. A withdrawal is not a loan and, once made, cannot be repaid.

  A withdrawal may have significant tax consequences. See "Tax Considerations."

POLICY SPLIT OPTION

  The Owner may elect a rider that permits the Policy's current Total Sum Insured to be split on a "50/50" basis into two other individual life insurance policies on the lives of the insured persons. Such a split will not require evidence of insurability of either insured, but is permitted only upon the insureds' divorce or the occurrence of certain Federal tax law changes. This rider must be elected at the time of application for a Policy, but may be cancelled at any time by the Owner. The monthly charge for the rider is 3c per $1000 of current Sum Insured. Certain conditions, described in the rider, must be met prior to effecting a Policy split. The rider automatically terminates on the date of death of the first insured to die, the Policy anniversary nearest the older insured's 80th birthday, or the date the Policy terminates, whichever is earliest.

  Tax Considerations. See "Tax Considerations--Policy Split Option", for possible tax consequences of a Policy split under the option described above.

DEATH BENEFITS

  The death benefit proceeds are payable when the last surviving insured dies while the Policy is in effect. The death benefit proceeds will equal the death benefit of the Policy, plus any additional rider benefits then due, minus any Indebtedness. If the last surviving insured dies during a grace period, JHVLICO will also deduct any overdue monthly deductions.

  The death benefit payable depends on the current Total Sum Insured and the death benefit option selected by the Owner at the time the Policy is issued, as follows:

     OPTION A: The death benefit equals the current Total Sum Insured plus any increases in death benefit described below under "Optional Extra Death Benefit Feature" and "Definition of Life Insurance", and minus the amount of any partial withdrawals that have been made over the life of the Policy.

     OPTION B: The death benefit is the current Total Sum Insured, plus the Policy Account Value at the end of the Valuation Period in which the last surviving insured dies. This death benefit is a varying amount and fluctuates with the amount of the Account Value. This death benefit is also subject to any increase described below under "Definition of Life Insurance."

The Total Sum Insured is the Basic Sum Insured plus the amount of any Additional Sum Insured (discussed below).

  Owners who prefer to have favorable investment experience reflected in increased insurance coverage should choose Option B. Owners who prefer to have insurance coverage that generally does not vary in amount and lower cost of insurance charges should choose Option A.

  Optional Extra Death Benefit Feature (Option M). If Option A is elected, the Owner may also elect an Optional Extra Death Benefit feature. Pursuant to this feature the death benefit under Option A will be no less than the amount of the Policy Account Value at the beginning of the Policy year in which the last surviving insured dies, multiplied by a factor specified in the Policy. The factor is based on the younger insured's age. The Optional Extra Death Benefit feature may result in an Option A death benefit that is higher than the minimum death benefit required under Federal tax law, as described below under "Definition of Life Insurance." Although there is no special charge for the optional Extra Death Benefit feature, the monthly cost of insurance deductions will be based on the amount of death benefit then in effect, including any additional death benefit pursuant to this option. An election of this option must be made at the time of application for the Policy, although the Owner may revoke the election at any time. There may be tax consequences involved, if revoking the Optional Extra Death Benefit feature under Option A causes a reduction in death benefit. See "Tax Considerations--Policy Proceeds."

  Definition of Life Insurance. Federal tax law requires a minimum death benefit in relation to cash value for a Policy to qualify as life insurance. The death benefit of a Policy will be increased if necessary to ensure that the Policy will continue to qualify as life insurance. The higher death benefit amount will be equal to the Policy Account Value on the date of death of the last surviving insured, times a percentage which declines with age and which is set out in the Policy. The monthly deductions for the cost of insurance will be based on the amount of death benefit then in effect, including any additional death benefit required to satisfy the definition of life insurance.

  Guaranteed Minimum Death Benefit. During the first 10 Policy years (and thereafter if the Owner elects), the Basic Sum Insured is guaranteed not to lapse, provided that (1) the amount of premiums paid through each Policy anniversary, accumulated at 4% interest, minus any withdrawals, also accumulated at 4% interest, is at least equal to the Guaranteed Minimum Death Benefit Premiums accumulated at 4% interest and (2) any Additional Sum Insured under a Policy is not scheduled to exceed the Basic Sum Insured at any time. At any time when this feature is not in force, the death benefit of the Policy is not guaranteed. The election to extend the Guaranteed Minimum Death Benefit beyond ten Policy years must be made at the time of Policy issuance, and the Owner may revoke the election at any time. JHVLICO imposes a charge after the tenth Policy year if the Owner elects to extend this benefit.

  Additional Sum Insured. The Owner may apply for an amount of Additional Sum Insured under the Policy, pursuant to which an additional amount of death benefit will be paid upon the death of the last surviving insured under the Policy. Purchasers of a Policy should consider various factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.

  The Basic Sum Insured generally cannot be increased or decreased after issue, whereas the amount of Additional Sum Insured can be decreased, or, upon application and submission of evidence of insurability, increased subsequent to Policy issuance. JHVLICO may refuse to accept any request to reduce the Additional Sum Insured (a) that would cause the Policy's current Total Sum Insured to fall below $500,000 or (b) if immediately following the reduction, the Policy's current death benefit would reflect an increase necessary for the Policy to continue to qualify as life insurance (see "Death Benefits--Definition of Life Insurance") or an increase pursuant to the Optional Extra Death Benefit feature. Any increase or decrease in Additional Sum Insured will become effective at the beginning of the first Policy month after JHVLICO receives in good order at its Servicing Office all information necessary to process the change, and, in the case of an increase in coverage, approves the change.

  Any decision by the Owner to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences. See "Tax Considerations--Policy Proceeds."

  Also, the Owner may elect among several forms of Additional Sum Insured coverage at the time the Owner applies for it: a level amount of coverage; an amount of coverage that increases on each Policy anniversary up to a prescribed limit; an amount of coverage that increases on each Policy anniversary to the amount of premiums paid during prior Policy years plus the Planned Premium for the current Policy year, subject to certain limits; or a combination of those forms of coverage.

  The amount of target premium under a Policy is not affected by the amount of the Additional Sum Insured. Accordingly, the amount of sales charge paid by the Owner and the amount of compensation paid to the selling insurance agent may be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured.

  The amount of any Additional Sum Insured is not included in any Guaranteed Minimum Death Benefit. Therefore, if the Policy's Account Value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured) the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the Guaranteed Minimum Death Benefit feature.

  The Additional Sum Insured is limited to 400% of the Basic Sum Insured. Generally, an Owner will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. On the other hand, for Owners that wish to take advantage of the Guaranteed Minimum Death Benefit, the proportion of the Policy's Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of Policy issue. The Guaranteed Minimum Death Benefit does not apply to either the Basic Sum Insured or any Additional Sum Insured if the Additional Sum Insured is scheduled to exceed the Basic Sum Insured at any time. In such a case, it could be to the Owner's advantage either to increase the amount of coverage applied for as Basic Sum Insured in order that the Guaranteed Minimum Death Benefit will be available or, if such guarantee is not of value to the Owner, to maximize the proportion of the Additional Sum Insured.

  Temporary Coverage Prior to Policy Delivery. If a specified amount of premium is paid with the application for a Policy, temporary survivorship term coverage may be available prior to the time that coverage under the Policy takes effect. Temporary term coverage under all applications with John Hancock and its affiliates will not exceed $1,000,000, and is subject to the terms and conditions described in the application for a Policy.

TRANSFERS AMONG SUBACCOUNTS

  The Owner may reallocate the amounts held for the Policy in the Subaccounts with no charge at any time, except as noted below. The Owner may either (1) use percentages (in whole numbers) to be transferred among Subaccounts or (2) designate the dollar amount of funds to be transferred among Subaccounts. The reallocation must be such that the total in the Subaccounts after reallocation equals 100% of Account Value. Transfers out of a variable Subaccount will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice satisfactory to JHVLICO.

  Transfers out of the Fixed Account to the variable Subaccounts are permitted only once each Policy year and only during the 31-day period beginning on the Policy anniversary. Transfers out of the Fixed Account may be requested from 60 days before to 30 days after the Policy anniversary. If received on or before the Policy anniversary, requests for transfer out of the Fixed Account will be processed on the Policy anniversary (or the next Valuation Date if the Policy anniversary does not occur on a Valuation Date); if received after the Policy anniversary, they will be processed at the end of the Valuation Period in which JHVLICO receives the request at its Servicing Office. (JHVLICO reserves the right to defer such Fixed Account transfers for up to six months.) If an Owner requests a transfer out of the Fixed Account 61 days or more prior to the Policy anniversary, that portion of the reallocation will not be processed and the Owner's confirmation statement will not reflect a transfer out of the Fixed Account as to such request. Transfers among variable Subaccounts and transfers into the Fixed Account may be requested at any time. A maximum of 20% of Fixed Account assets or, if greater, $500 may be transferred out of the Fixed Account in any Policy year. Currently, there is no minimum amount limit on transfers out of the Fixed Account, but JHVLICO reserves the right to impose such a limit in the future. No transfers among Subaccounts may be made while the Policy is in a grace period. If an Owner requests a change inconsistent with the transfer provisions, the portion of the request inconsistent with the transfer provisions will not be effective.

  Telephone Transfers and Policy Loans. Once a written authorization is completed by the Owner, the Owner may request a transfer or policy loan by telephoning 1-800-732-5543 or sending a written request via fax to 1-800-621-0448. Any fax request should include the Owner's name, daytime telephone number, Policy number and, in the case of transfers, the names of the Subaccounts from which and to which money will be transferred. The right to discontinue telephone transactions at any time without notice to Owners is specifically reserved. If the fax request option becomes unavailable, another means of telecommunication will be substituted.

  An Owner who authorizes telephone transactions will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which JHVLICO reasonably believes to be genuine, unless such loss, expense or cost is the result of JHVLICO's mistake or negligence. JHVLICO employs procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the Owner. If JHVLICO does not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any loss due to unauthorized or fraudulent instructions.

LOAN PROVISIONS AND INDEBTEDNESS

  Loan Provisions. Loans may be made at any time a Loan Value is available, either of the insureds is alive, and the Policy is not in a grace period. The Owner may borrow money, assigning the Policy as the only security for the loan, by completion of a form satisfactory to JHVLICO or, if the telephone transaction authorization form has been completed, by telephone. The Loan Value will be 90% of the Surrender Value. Interest charged on any loan will accrue and compound daily at an effective annual rate of 5% in the first 20 Policy years, and 4.5% thereafter.

  The amount of any outstanding loan plus accrued interest is called the "Indebtedness." A loan will not be permitted unless it is at least $1,000. A loan may be repaid in full or in part at any time before the last surviving insured's death and while the Policy is not in a grace period. When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Fixed Account, as applicable. This amount is allocated to a portion of JHVLICO's general account called the "Loan Assets." Each Subaccount will be reduced in the same proportion as the Account Value is then allocated among the Subaccounts. Upon each loan repayment, the same proportionate amount of the entire loan as was borrowed from the Fixed Account will be repaid to the Fixed Account. The remainder of the loan repayment will be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. For example, if the entire loan outstanding is $3000 of which $1000 was borrowed from the Fixed Account, then upon a repayment of $1500, $500 would be allocated to the Fixed Account and the remaining $1000 would be allocated to the appropriate Subaccounts as stipulated in the then current Investment Rule. If an Owner wishes any payment to constitute a loan repayment (rather than a premium payment), the Owner must so specify.

  Effect of Loan and Indebtedness. While the Indebtedness is outstanding, that portion of the Account Value that is in Loan Assets is credited with interest at a rate that is 1% less than the loan interest rate for the first 20 Policy years and .5% less than the loan interest rate. Thereafter, the rate credited the Loan Assets will usually be different than the net return for the Subaccounts. Since Loan Assets and the remaining portion of the Account Value will generally have different rates of investment return, the Account Value, the Surrender Value and any death benefit above the Total Sum Insured are all permanently affected by any Indebtedness, whether or not it is repaid in whole or in part. The amount of any Indebtedness is subtracted from the amount otherwise payable when the Policy proceeds become payable.

  Whenever the Indebtedness equals or exceeds 90% of the Account Value, the Policy terminates 31 days after notice has been mailed by JHVLICO to the Owner and any assignee of record at their last known addresses, specifying the amount that must be paid to keep the Policy in force beyond that period. Unless a repayment of at least the amount specified in the notice is made within that period.

  Tax Considerations. If the Policy is a modified endowment at the time a loan is made, that loan may have significant tax consequences. See "Tax Considerations."

DEFAULT

  Premium Grace Period, Default and Lapse. Unless the Guaranteed Minimum Death Benefit is in force, at the beginning of each Policy month, JHVLICO determines whether the Account Value, net of any Indebtedness, is sufficient to pay all monthly charges then due under the Policy. If not, the Policy is in default and JHVLICO will notify the Owner of the amount estimated to be necessary to pay three months' deductions, and a grace period will be in effect until 61 days after the date the notice was mailed. If JHVLICO does not receive payment of at least this amount by the end of the grace period, the Policy will lapse, and any remaining amount owed to the Owner as of the date of lapse will be paid to the Owner.

  If the Guaranteed Minimum Death Benefit is in effect and the Policy provides for an Additional Sum Insured, the grace period and lapse procedures set forth in the preceding paragraph will apply only to the Additional Sum Insured. Lapse of the Additional Sum Insured can have significant tax consequences. See "Tax Considerations--Policy Proceeds." If the Guaranteed Minimum Death Benefit has been in effect and lapses at the end of a grace period (as described in "Premiums--Guaranteed Minimum Death Benefit Premiums"), the usual default, grace period and lapse procedures described in the preceding paragraph will be applied commencing with the first day of the first Policy month following the lapse of the Guaranteed Minimum Death Benefit.

  The insurance under the Policy continues in full force during any grace period but, if the last surviving insured dies during the grace period, the amount in default is deducted from the death benefit otherwise payable.

  Written notice will be furnished to the Owner at his or her last known address, at least 31 days prior to the end of any grace period, specifying the minimum amount which must be paid to continue the Policy in force on a premium paying basis after the end of the grace period.

  Reinstatement. A lapsed Policy (or a lapsed Additional Sum Insured, if the Basic Sum Insured remains in force or is reinstated) or the Guaranteed Minimum Death Benefit may be reinstated in accordance with the Policy's terms. Evidence of insurability satisfactory to JHVLICO will be required (except as to a request to restore the Guaranteed Minimum Death Benefit within 1 year after the beginning of its grace period) and payment of the required premium and charges. The request must be received at JHVLICO's Servicing Office within 1 year after the beginning of the grace period (or 5 years if the request relates only to the Guaranteed Minimum Death Benefit). JHVLICO reserves the right to refuse Guaranteed Minimum Death Benefit restorations after the first. A reinstatement of the Basic Sum Insured or the Additional Sum Insured may be deemed a material change for Federal income tax purposes. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."

EXCHANGE PRIVILEGE

  The Owner may transfer the entire Account Value under the Policy to the Fixed Account at any time, creating a non-variable policy. The exchange will be effective at the end of the Valuation Period in which JHVLICO receives at its Servicing Office notice of the transfer satisfactory to JHVLICO.

                              -----------------

  The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement and to any variations in Policy provisions required by the regulatory authorities of the state that has approved the Policy for issue.

                              CHARGES AND EXPENSES

CHARGES DEDUCTED FROM PREMIUMS

  In addition to the sales charge (see "Sales Charge" below), the following charges are deducted from premiums:

  Premium Processing Charge. 1.25% of each premium payment will be deducted from each premium payment for collection and Policy processing costs. This charge will be reduced for a Policy with a Total Sum Insured at issue of more than $5,000,000, subject to a minimum charge equal to .50%. The premium processing charge for these larger Policies will be the greater of .50% or the percentage computed pursuant to the following mathematical formula:


                      (Total Sum Insured at Issue -- $5,000,000)
   1.25%  X  ( 1-  [  ------------------------------------------  X .25  ]  )
                                      $10,000,000

  State Premium Tax Charge. A charge currently equal to 2.35% of each premium payment will be deducted from each premium payment. The 2.35% rate is the average rate currently expected to be paid on premiums received in all states over the lifetimes of the insureds covered by the Policies. JHVLICO will not increase this charge under outstanding Policies, but reserves the right to change this charge for Policies not yet issued in order to correspond with changes in the state premium tax levels.

  Federal DAC Tax Charge. A charge currently equal to 1.25% of each premium payment will be deducted from each premium payment to cover the estimated cost to JHVLICO of the Federal income tax treatment of the Policies' deferred acquisition costs--commonly referred to as the "DAC Tax." JHVLICO has determined that this charge is reasonable in relation to JHVLICO's increased Federal income tax burden under the Internal Revenue Code resulting from the receipt of premiums. JHVLICO will not increase this charge under outstanding Policies, but reserves the right, subject to any required regulatory approval, to change this charge for Policies not yet issued in order to correspond with changes in the Federal income tax treatment of the Policies' deferred acquisition costs.

SALES CHARGE

  A charge is made to compensate JHVLICO for the cost of selling the Policy. This cost includes agents' commissions, commission overrides, advertising, and the printing of Prospectuses and sales literature. The amount of the charge in any Policy year cannot be specifically related to sales expenses for that year. JHVLICO expects to recover its total sales expenses over the period the Policies are in effect. To the extent that sales charges are insufficient to cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from JHVLICO's general assets. See "Distribution of Policies."

  The sales charge in the first Policy year is equal to 30% of the premiums paid up to one "target premium" and 3.5% of all premiums in excess of the target premium in that year. The target premium is established at issue and is the amount of the level premium that would be necessary to support a whole life insurance policy in the amount of the Basic Sum Insured at the maximum guaranteed cost of insurance rates, assuming deductions or charges for the other policy expenses at the maximum levels guaranteed under the Policy, and a net interest rate of 5%. Target premiums will vary based on the issue age, sex, smoking status and underwriting class of each of the insureds.

  The current sales charge for premiums paid up to one target premium in subsequent Policy years is 15% in years 2 through 5, 10% in years 6 through 10, 3% for years 11 through 20 and 0% thereafter. The current sales charge for premiums paid in excess of the target premium is 3.5% in years 2 through 10, 3% in years 11 through 20 and 0% thereafter.

  The guaranteed maximum sales charges under the Policy are no higher than the current sales charges, except that the guaranteed maximum sales charge for premiums paid up to one target premium is 4% in years 11 through 20 and 3% thereafter and, for premiums paid in excess of one target premium, is 3% after year 20. Because the Policies were first offered only in 1993, sales charges at the lower current rates are not yet applicable under any outstanding Policy.

  Notwithstanding the foregoing, if the younger insured is age 71 or older at the time of Policy issuance, the current and guaranteed sales charge in Policy year 12 and thereafter is 0%.

  An Owner may structure the timing and amount of premium payments to minimize the sales charges deducted from premium payments, although doing so involves certain risks. Paying less than one target premium in the first Policy year or paying more than one target premium in any Policy year could reduce the Owner's total sales charges over time. For example, an Owner, paying ten target premiums of $10,000 each, would pay total sales charges of $14,000 if he paid $10,000 in each of the first ten Policy years, but would pay total sales charges of only $9,750 if he paid $20,000 (i.e., two times the target premium amount) in every other Policy year up to the ninth Policy year. However, delaying the payment of target premiums to later Policy years could increase the risk that the Guaranteed Minimum Death Benefit may lapse and that the Account Value will be insufficient to pay monthly Policy charges as they come due. As a result, the Policy or any Additional Sum Insured may lapse. See "Default." Conversely, accelerating the payment of target premiums to earlier Policy years could cause aggregate premiums paid to exceed the Policy's 7-pay premium limit and, as a result, cause the Policy to become a modified endowment, with adverse tax consequences to the Owner upon receipt of Policy distributions. See "Premiums--7-Pay Premium Limit."

REDUCED CHARGES FOR ELIGIBLE GROUPS

  The sales charge and issue charge (described below) otherwise applicable may be reduced with respect to Policies issued to a class of associated individuals or to a trustee, employer or similar entity where JHVLICO anticipates that the sales to the members of the class will result in lower than normal sales or administrative expenses. These reductions will be made in accordance with JHVLICO's rules in effect at the time of the application for a Policy. The factors considered by JHVLICO in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association's capabilities with respect to administrative tasks; the anticipated persistency of the Policies; the size of the class of associated individuals and the number of years it has been in existence; and any other such circumstances which justify a reduction in sales or administrative expenses. Any reduction will be reasonable and will apply uniformly to all prospective Policy purchasers in the class and will not be unfairly discriminatory to the interests of any Policy Owner.

CHARGES DEDUCTED FROM ACCOUNT VALUE OR ASSETS

  The following charges are deducted from Account Value or assets:

  Issue Charge. JHVLICO will deduct an issue charge from Account Value, currently at the rate of $55.55 per month for the first 5 Policy years, plus 2c per $1,000 of the Total Sum Insured at issue per month for the first 3 Policy years. The charge per $1,000 of Total Sum Insured at issue is guaranteed not to exceed $200 per month. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000, the aggregate amount deducted during the first 3 Policy years would be $2,719.80.

  The issue charge is to compensate JHVLICO for expenses incurred in connection with the issuance of the Policy, other than sales expenses. Such expenses include medical examinations, insurance underwriting costs and costs incurred in processing applications and establishing permanent Policy records.

  Administrative Charge. JHVLICO will deduct from the Account Value a maximum charge of $10 for all Policy years plus 3c per $1,000 of the Total Sum Insured at issue per month. The current monthly charge is $7.50 for all Policy years, plus 1c per $1,000 of the Total Sum Insured at issue for the first 10 Policy years, except that the $7.50 charge currently is zero for any Policy with a Total Sum Insured at issue of at least $5,000,000. Thus, for a Policy with a Total Sum Insured at issue of $1,000,000 and using the current administrative charge, the aggregate amount deducted during the first 10 Policy years would be $2,100.

  This charge is to compensate JHVLICO for administrative expenses, including recordkeeping, processing death claims and surrenders, making Policy changes, reporting and other communications to Owners and other similar expense and overhead costs.

  Insurance Charge. The insurance charge deducted monthly from Account Value is based on the attained age of each of the insureds and the amount at risk. The amount at risk is the difference between the current death benefit and the Account Value (after reflecting all charges against the Account Value). The amount of the insurance charge is determined by multiplying JHVLICO's then current monthly rate for insurance by the amount at risk.

  Current monthly rates for insurance are based on the sex, age, smoking status and underwriting class of each of the insureds and the length of time the Policy has been in effect. JHVLICO will review these rates at least every 5 years, and may change these rates from time to time based on JHVLICO's expectations of future experience. However, these rates will never be more than the guaranteed maximum rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables, as set forth in the Policy. The insurance charge is not affected by the death of the first insured to die.

  If an insured's underwriting risk classification has worsened, any subsequently-added Additional Sum Insured coverage may have higher insurance charge rates than the Basic Sum Insured. If an insured's underwriting risk classification has improved, cost of insurance rates on the total Sum Insured may be reduced, as may the target premium with respect to subsequent premium payments.

  Lower current insurance rates are offered at most ages for insureds who qualify as non-smokers. To qualify, an insured must meet additional requirements that relate to smoking habits.

  Guaranteed Minimum Death Benefit Charge. There is no charge for any Guaranteed Minimum Death Benefit during the first 10 Policy years. If the Guaranteed Minimum Death Benefit option is elected for a period beyond the first 10 Policy years, JHVLICO deducts a charge from Account Value beginning in the eleventh Policy year. The maximum monthly charge is 3c per $1000 of the Basic Sum Insured at issue and the current monthly charge is 1c per $1,000 of the Basic Sum Insured at issue. If the Guaranteed Minimum Death Benefit lapses due to failure to pay sufficient premiums, the charge will be discontinued. Because the Policies were first offered only in 1993, no Guaranteed Minimum Death Benefit charge is yet applicable to any Policy at the current rate.

  Charge for Mortality and Expense Risks. A daily charge is deducted from the variable Subaccounts for mortality and expense risks assumed by JHVLICO at a maximum effective annual rate of .90% of the value of the assets of each variable Subaccount attributable to the Policy. The effective annual rate of this charge will vary, depending upon the Total Sum Insured at issue. The table below shows the current levels of this charge. This charge begins when amounts under a Policy are first allocated to the Account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit than expected will be payable in relation to the amount of premiums received. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated. JHVLICO will realize a gain from this charge to the extent it is not needed to provide for benefits and expenses under the Policies.



                                                 Current Charge For
         Total Sum Insured at Issue          Mortality and Expense Risks
         --------------------------         ----------------------------
      $500,000 but less than
          $5 million                               .625% of assets
      $5 million but less than
          $15 million                              .575% of assets
      Greater than $15 million                     .525% of assets

  Charges for Extra Mortality Risks. An insured who does not qualify for the standard underwriting class must pay an additional charge because of the extra mortality risk. The level of the charge depends upon the ages of the insureds and the degree of extra mortality risk. This additional charge is deducted monthly from Account Value.

  Charges for Optional Rider Benefits. An additional charge must be paid if the Owner elects to purchase any optional insurance benefit by Policy rider. Any such additional charge may be deducted from premiums when paid or deducted monthly from Account Value.

  Charges for Taxes. Currently no charge is made against Account Value for JHVLICO's Federal income taxes, but if JHVLICO incurs, or expects to incur, income taxes attributable to the Account or this class of Policies in future years, it reserves the right to make a charge, and any charge would affect what the Subaccounts earn. Charges for other taxes, if any, attributable to the Subaccounts may also be made.

  Charge for Partial Withdrawal. JHVLICO will deduct a charge in the amount of $20 on a partial withdrawal of Surrender Value, as described under "Account Value and Surrender Value." The charge will be deducted from Account Value. The charge is to compensate JHVLICO for the administrative expenses of effecting the withdrawal.

  Fund Investment Management Fee and Other Fund Expenses. The Account purchases shares of the Funds at net asset value, a value which reflects the deduction from the assets of the Fund of its investment management fees and certain non-advisory Fund operating expenses, which are described in the Summary of this Prospectus. For a full description of these deductions, see the attached Prospectus for the Fund.

  The monthly deductions from Account Value described above are deducted on the date of issue and on the first day of each Policy month thereafter. These deductions are made from the Subaccounts in proportion to the amount of Account Value in each. For each month that JHVLICO is unable to deduct any charge because there is insufficient Account Value, the uncollected charges will accumulate and be deducted when and if sufficient Account Value is available.

GUARANTEE OF PREMIUMS AND CERTAIN CHARGES

  The Policy's Guaranteed Minimum Death Benefit Premium is guaranteed not to increase. The premium processing charge, the state premium tax charge, the Federal DAC Tax charge, the issue charge and the charge for partial withdrawals are guaranteed not to increase over the life of the Policy. The administrative charge, the Guaranteed Minimum Death Benefit Charge, the sales charge, the mortality and expense risk charge, and the insurance charge are guaranteed not to exceed the maximums set forth in the Policy.

                            DISTRIBUTION OF POLICIES

  Applications are solicited by agents who are licensed by state insurance authorities to sell JHVLICO's Policies and who are also registered representatives ("representatives") of John Hancock Distributors, Inc. ("Distributors"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, or other broker-dealer firms, as discussed below. John Hancock performs insurance underwriting and determines whether to accept or reject the application for a Policy and each insured's risk classification. Pursuant to a sales agreement among John Hancock, Distributors, JHVLICO, and the Account, Distributors acts as the principal underwriter of the Policies. The sales agreement will remain in effect until terminated upon sixty days' written notice by any party. JHVLICO will make the appropriate refund if a Policy ultimately is not issued or is returned under the short-term cancellation provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Distributors' representatives are compensated for sales of the Policies on a commission and service fee basis by Distributors, and JHVLICO reimburses Distributors for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and supervisor's compensation, agent's training allowances, deferred compensation and insurance benefits of agents, general agents, district managers and supervisors, agency office clerical expenses and advertising) actually incurred in connection with the marketing and sale of the Policies.

  The maximum commission payable to a Distributors representative for selling a Policy is 45% of the target premium paid in the first Policy year, 5% of the target premium paid in the second through fifth Policy years, and 3% of the target premium paid in each year thereafter. The maximum commission on any premium paid in any year in excess of the target premium is 3%.

  Representatives with less than four years of service with Distributors and those compensated on salary plus bonus or level commission programs may be paid on a different basis. Representatives who meet certain productivity and persistency standards with respect to the sale of policies issued by JHVLICO and John Hancock will be eligible for additional compensation.

  Distributors is registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc., and is a member of the Securities Investor Protection Corporation. The Policies are also sold through other registered broker-dealers that have entered into selling agreements with Distributors and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Distributors' representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Distributors will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Distributors for such amounts and for certain other direct expenses in connection with marketing the Policies through other broker-dealers. In addition, these representatives may earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  Distributors serves as principal underwriter for other separate accounts registered under the 1940 Act: John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts U and V. Distributors is also the principal underwriter for John Hancock Variable Series Trust I.

                               TAX CONSIDERATIONS

  The below description of Federal income tax consequences is only a brief summary and is not intended as tax advice. For further information consult a qualified tax advisor. Federal, state and local tax laws can change from time to time and, as a result, the tax consequences to the Owner and beneficiary may be altered.

POLICY PROCEEDS

  Although the Policy contains provisions not found in fixed benefit life insurance policies, JHVLICO believes the Policy will receive the same Federal income and estate tax treatment. Section 7702 of the Internal Revenue Code ("Code") defines life insurance for Federal tax purposes. See "Death Benefits--Definition of Life Insurance." If certain standards are met at issue and over the life of the Policy, the Policy will come within that definition. JHVLICO will monitor compliance with these standards. Furthermore, JHVLICO reserves the right to make any changes in the Policy necessary to ensure the Policy is within the definition of life insurance.

  If the Policy complies with the definition of life insurance and the investment diversification requirements mentioned below, as JHVLICO believes it will, the death benefit under the Policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, increases in Account Value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are actually received through withdrawal, surrender or other distributions.

  A surrender, lapse or partial withdrawal may have tax consequences. For example, the Owner will be taxed on a surrender to the extent that the Account Value exceeds the premiums paid under the Policy, ignoring premiums paid for riders. But under certain circumstances within the first 15 Policy years, the Owner may be taxed on a withdrawal of Policy values even if total withdrawals do not exceed total premiums paid.

  JHVLICO also believes that, except as noted below, loans received under the Policy will be treated as indebtedness of an Owner and that no part of any loan will constitute income to the Owner. However, the amount of any loan outstanding will be taxed to the Owner if a Policy lapses.

  Distributions under Policies on which premiums greater than the "7-pay" limit (see "Premiums--7-Pay Premium Limit") have been paid will be treated as distributions from a "modified endowment," which are subject to special taxation based on Federal tax law. The Owner of such a Policy will be taxed on distributions such as loans, surrenders and partial withdrawals to the extent of any income (gain) to the Owner (income-first basis). The distributions affected will be those made on or after, and within the two year period prior to, the time the Policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on affected income distributed before the Owner attains age
59 1/2.

  Furthermore, any time there is a "material change" in a Policy (such as an increase in Additional Sum Insured, the addition of certain other Policy benefits after issue, or reinstatement of a lapsed Policy), the Policy will be subject to a new "7-pay" test, with the possibility of a tax on distributions if it were subsequently to become a modified endowment. Moreover, if benefits under a Policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits, or Policy termination) during the 7 years in which the 7-pay test is being applied, the 7-pay limit will be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the Policy will become a modified endowment.

  All modified endowments issued by the same insurer (or affiliates) to the Owner during any calendar year generally will be treated as one contract for the purpose of applying the modified endowment rules. Your tax advisor should be consulted if you have questions regarding the possible impact of the 7-pay limit on your Policy.

  The Code and Treasury Regulations set forth requirements for the diversification of the investments underlying variable life insurance policies. JHVLICO and the Portfolios intend to comply with these requirements with respect to the Policy. Failure to meet these requirements would mean that the Policy would not be treated as a life insurance contract, subjecting the Owner to Federal income tax on the income and gains under the Policy.

  The Treasury Department has said in the past that it may issue a regulation or a ruling prescribing the circumstances in which an Owner's control over investments underlying a variable life insurance policy may cause the Owner, rather than the insurance company, to be treated as the owner of the assets in the Account, with the effect that income and gains from the Account would be included in the Owner's income for Federal income tax purposes. Under current law, we believe that JHVLICO, and not the Policy Owner, would be considered the owner of the assets of the Account. However, JHVLICO has reserved certain rights to alter the Policy and the investment alternatives of the Account if necessary to comply with any such regulation or ruling.

  The United States Congress and the Treasury Department have in the past and may in the future consider new legislation that, if enacted, could change the Federal tax treatment of life insurance policy income or death benefits.

Any such change could have a retroactive effect. We suggest you consult with your legal or tax adviser, if you have any questions about this.

  Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary.

CHARGE FOR JHVLICO'S TAXES

  Except for the DAC Tax charge, JHVLICO currently makes no charge for Federal income taxes that may be attributable to this class of Policies. If JHVLICO incurs, or expects to incur, income taxes attributable to this class of Policies or any Subaccount in the future, it reserves the right to make a charge for those taxes.

  Under current laws, JHVLICO may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges for such taxes may be made.

POLICY SPLIT OPTION

  An Owner may elect to split a Policy into two other individual life insurance policies, as described under "Policy Split Option." A Policy split could have adverse tax consequences including, but not limited to, the recognition of taxable income in an amount up to any taxable gain in the Policy at the time of the split.

              BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


  Directors--Officers                      Principal Occupations
  -------------------                      ---------------------
  David F. D'Alessandro   Chairman of the Board and Chief Executive Officer of
                          JHVLICO; President and Chief Operating Officer, John
                          Hancock Mutual Life Insurance Company.

  Henry D. Shaw           Vice Chairman of the Board and President of JHVLICO;
                          Senior Vice President, John Hancock Mutual Life
                          Insurance Company.

  Thomas J. Lee           Director of JHVLICO; Vice President, John Hancock
                          Mutual Life Insurance Company.

  Robert R. Reitano       Director of JHVLICO; Vice President, John Hancock
                          Mutual Life Insurance Company.

  Ronald J. Bocage        Director Vice President, and Counsel, JHVLICO; Vice
                          President and Counsel, John Hancock Mutual Life
                          Insurance Company.

  Joseph A. Tomlinson     Director and Vice President, JHVLICO; Vice President,
                          John Hancock Mutual Life Insurance Company.

  Michele G. VanLeer      Director of JHVLICO; Senior Vice President, John
                          Hancock Mutual Life Insurance Company.

  Robert S. Paster        Director, JHVLICO; Second Vice President, John Hancock
                          Mutual Life Insurance Company.

  Barbara L. Luddy        Director and Actuary of JHVLICO; Second Vice
                          President, John Hancock Mutual Life Insurance Company.

  Daniel L. Ouellette     Vice President, Marketing, JHVLICO; Second Vice
                          President, John Hancock Mutual Life Insurance Company.

  Patrick F. Smith        Controller of JHVLICO; Assistant Controller, John
                          Hancock Mutual Life Insurance Company.


  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

                                    REPORTS

  At least once each Policy year a statement will be sent to the Owner setting forth the amount of the death benefit, Basic Sum Insured, Additional Sum Insured, Account Value, the portion of the Account Value in each Subaccount, Surrender Value, premiums received and charges deducted from premiums since the last report, and any outstanding Policy loan (and interest charged for the preceding Policy year) as of the last day of such year. Moreover, confirmations will be furnished to Owners of premium payments, transfers among Subaccounts, Policy loans, partial withdrawals and certain other Policy transactions.

  Owners will be sent semiannually a report containing the financial statements of the Funds, including a list of securities held in each Portfolio.

                               VOTING PRIVILEGES

  All of the assets in the variable Subaccounts of the Account are invested in shares of the corresponding Portfolios of the Fund. JHVLICO will vote the shares of each of the Portfolios of the Fund which are deemed attributable to qualifying variable life insurance policies and variable annuity contracts at regular and special meetings of the Fund's shareholders in accordance with instructions received from owners of such policies or contracts. Shares of the Fund held in the Account which are not attributable to such policies or contracts and shares for which instructions from owners are not received will be represented by JHVLICO at the meeting and will be voted for and against each matter in the same proportions as the votes based upon the instructions received from the owners of all such policies and contracts.

  The number of Fund shares held in each variable Subaccount deemed attributable to each owner is determined by dividing the amount of a Policy's Account Value held in the variable Subaccount by the net asset value of one share in the corresponding Fund Portfolio in which the assets of that variable Subaccount are invested. Fractional votes will be counted. The number of shares as to which the owner may give instructions will be determined as of the record date for the Fund's meetings.

  Owners of Policies may give instructions regarding the election of the Board of Trustees of the Fund, ratification of the selection of independent auditors, approval of Fund investment advisory agreements and other matters requiring a vote under the 1940 Act. Owners will be furnished information and forms by JHVLICO in order that voting instructions may be given.

  JHVLICO may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to change the investment objectives of the Portfolios or to approve or disapprove an investment advisory or underwriting contract for the Fund. JHVLICO also may disregard voting instructions in favor of changes initiated by an owner or Fund's Board of Trustees in an investment policy, investment adviser or principal underwriter of a Fund, if JHVLICO (i) reasonably disapproves of such changes and (ii) in the case of a change of investment policy or investment adviser, makes a good-faith determination that the proposed change is contrary to state law or prohibited by state regulatory authorities or that the change would be inconsistent with a variable Subaccount's investment objectives or would result in the purchase of securities which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts of JHVLICO or of an affiliated life insurance company, which separate accounts have investment objectives similar to those of the variable Subaccount. In the event JHVLICO does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to owners.

                         CHANGES THAT JHVLICO CAN MAKE

  The voting privileges described in this Prospectus are afforded based on JHVLICO's understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, JHVLICO reserves the right to proceed in accordance with any such revised requirements. JHVLICO also reserves the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which the Policies belong from the Account to another separate account or variable Subaccount by withdrawing the same percentage of each investment in the Account with appropriate adjustments to avoid odd lots and fractions, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the

Portfolio shares held by a Subaccount any other investment permitted by law, and
(5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. JHVLICO would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.

                                STATE REGULATION

  JHVLICO is subject to regulation and supervision by the Massachusetts Commissioner of Insurance who periodically examines its affairs. It also is subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business.

  JHVLICO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations.

                                 LEGAL MATTERS

  The legal validity of the Policies described in this Prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised JHVLICO on certain Federal securities law matters in connection with the Policies.

                             REGISTRATION STATEMENT

  This Prospectus omits certain information contained in the Registration Statement which has been filed with the Commission. More details may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

                                    EXPERTS

  The financial statements of the Account and JHVLICO included in this Prospectus have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and have been included in reliance on their reports given on their authority as experts in accounting and auditing.

  Actuarial matters included in this Prospectus have been examined by Deborah A. Poppel, F.S.A., an Actuary of JHVLICO.

                              FINANCIAL STATEMENTS

  The financial statements of JHVLICO included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the Policies.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

                             Large Cap    Sovereign   International  Small Cap   International   Mid Cap    Large Cap
                              Growth        Bond        Equities       Growth      Balanced       Growth      Value
                            Subaccount   Subaccount    Subaccount    Subaccount   Subaccount    Subaccount  Subaccount
                            -----------  -----------  -------------  ----------  -------------  ----------  ----------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value  . . .   $32,504,276  $19,461,475   $8,790,049    $2,504,952   $1,475,245    $3,614,752  $5,190,146
Investments in shares of
 portfolios of M Fund
 Inc., at value . . . . .            --           --           --            --           --            --          --
Receivable from:
 John Hancock Variable
  Series Trust I  . . . .       133,074       65,642       50,618        36,983           20         1,467      56,855
 M Fund Inc.  . . . . . .            --           --           --            --           --            --          --
                            -----------  -----------   ----------    ----------   ----------    ----------  ----------
TOTAL ASSETS  . . . . . .    32,637,350   19,527,117    8,840,667     2,541,935    1,475,265     3,616,219   5,247,001
LIABILITIES
Payable to:
 John Hancock Variable
  Life Insurance Company.       132,745       65,444       50,522        36,949           --         1,429      56,794
 M Fund Inc.  . . . . . .            --           --           --            --           --            --          --
Asset charges payable . .           329          198           96            34           20            38          61
                            -----------  -----------   ----------    ----------   ----------    ----------  ----------
TOTAL LIABILITIES . . . .       133,074       65,642       50,618        36,983           20         1,467      56,855
                            -----------  -----------   ----------    ----------   ----------    ----------  ----------
NET ASSETS  . . . . . . .   $32,504,276  $19,461,475   $8,790,049    $2,504,952   $1,475,245    $3,614,752  $5,190,146
                            ===========  ===========   ==========    ==========   ==========    ==========  ==========

                              Money       Mid Cap       Special      Real Estate
                              Market       Value     Opportunities     Equity
                            Subaccount   Subaccount   Subaccount     Subaccount
                            -----------  ----------  -------------  -------------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value  . . .   $14,171,123  $6,066,901   $8,833,185     $4,191,379
Investments in shares of
 portfolios of M Fund
 Inc., at value . . . . .            --          --           --             --
Receivable from:
 John Hancock Variable
  Series Trust I  . . . .       907,716      32,571        1,906          4,723
 M Fund Inc.  . . . . . .            --          --           --             --
                            -----------  ----------   ----------     ----------
TOTAL ASSETS  . . . . . .    15,078,839   6,099,472    8,835,091      4,196,102
LIABILITIES
Payable to:
 John Hancock Variable          907,538      32,502        1,806          4,668
  Life Insurance Company
 M Fund Inc.  . . . . . .            --          --           --             --
Asset charges payable . .           178          69          100             55
                            -----------  ----------   ----------     ----------
TOTAL LIABILITIES . . . .       907,716      32,571        1,906          4,723
                            -----------  ----------   ----------     ----------
NET ASSETS  . . . . . . .   $14,171,123  $6,066,901   $8,833,185     $4,191,379
                            ===========  ==========   ==========     ==========

---------
See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

DECEMBER 31, 1997

                                                      Short-Term                                                         Turner
                             Growth &                    U.S.      Small Cap   International    Equity     Strategic      Core
                              Income       Managed    Government     Value     Opportunities     Index        Bond       Growth
                            Subaccount   Subaccount   Subaccount   Subaccount   Subaccount    Subaccount   Subaccount  Subaccount
                            -----------  -----------  -----------  ----------  -------------  -----------  ----------  ----------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value  . . .   $47,996,192  $21,775,321  $12,476,155  $3,972,890   $6,035,554    $16,437,919  $1,620,281  $       --
Investments in shares of
 portfolios of M Fund
 Inc., at value . . . . .            --           --           --          --           --             --          --   1,014,974
Receivable from:
 John Hancock Variable
  Series Trust I  . . . .        82,373      207,062       13,811      65,403       83,379         81,011      96,827          --
 M Fund Inc.  . . . . . .            --           --           --          --           --             --          --       1,017
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
TOTAL ASSETS  . . . . . .    48,078,565   21,982,383   12,489,966   4,038,293    6,118,933     16,518,930   1,717,108   1,015,991
LIABILITIES
Payable to:
John Hancock Variable Life
 Insurance Company  . . .        81,787      206,820       13,698      65,352       83,313         80,813      96,806          --
 M Fund Inc.  . . . . . .            --           --           --          --           --             --          --       1,004
Asset charges payable . .           586          242          113          51           66            198          21          13
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
TOTAL LIABILITIES . . . .        82,373      207,062       13,811      65,403       83,379         81,011      96,827       1,017
                            -----------  -----------  -----------  ----------   ----------    -----------  ----------  ----------
NET ASSETS  . . . . . . .   $47,996,192  $21,775,321  $12,476,155  $3,972,890   $6,035,554    $16,437,919  $1,620,281  $1,014,974
                            ===========  ===========  ===========  ==========   ==========    ===========  ==========  ==========

                              Edinburgh      Frontier
                            International    Capital       Enhanced
                               Equity      Appreciation   U.S. Equity
                             Subaccount     Subaccount    Subaccount
                            -------------  ------------  -------------
ASSETS
Investments in shares of
 portfolios of John
 Hancock Variable Series
 Trust I, at value  . . .    $       --     $       --     $     --
Investments in shares of
 portfolios of M Fund
 Inc., at value . . . . .     2,336,598      5,392,998      497,205
Receivable from:
 John Hancock Variable
  Series Trust I  . . . .            --             --           --
 M Fund Inc.  . . . . . .            81         13,180        6,438
                             ----------     ----------     --------
TOTAL ASSETS  . . . . . .     2,336,679      5,406,178      503,643
LIABILITIES
Payable to:
John Hancock Variable Life
 Insurance Company  . . .            --             --           --
 M Fund Inc.  . . . . . .            55         13,127        6,433
Asset charges payable . .            26             53            5
                             ----------     ----------     --------
TOTAL LIABILITIES . . . .            81         13,180        6,438
                             ----------     ----------     --------
NET ASSETS  . . . . . . .    $2,336,598     $5,392,998     $497,205
                             ==========     ==========     ========

---------
See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                 Large Cap Growth Subaccount        Sovereign Bond Subaccount
                              ----------------------------------  -----------------------------
                                 1997        1996         1995      1997      1996       1995
                              ----------  ------------  --------  --------  ---------  --------
Investment income:
 Distribution received from:
 John Hancock Variable
  Series Trust I. . . . . .   $2,884,498  $ 2,452,382   $509,637  $855,742  $242,881   $ 66,972
 M Fund, Inc. . . . . . . .           --           --         --        --        --         --
                              ----------  -----------   --------  --------  --------   --------
Total investment income . .    2,884,498    2,452,382    509,637   855,742   242,881     66,972
Expenses:
 Mortality and expense risks      91,256       49,880     17,330    39,184    14,129      4,148
                              ----------  -----------   --------  --------  --------   --------
Net investment income (loss)   2,793,242    2,402,502    492,307   816,558   228,752     62,824
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)     619,721      444,487    126,908    80,538     5,746     21,718
 Net unrealized appreciation
 (depreciation) during the
 period . . . . . . . . . .    2,301,920   (1,104,574)   180,251    63,687   (69,973)    34,574
                              ----------  -----------   --------  --------  --------   --------
Net realized and unrealized
 gain (loss) on investments    2,921,641     (660,087)   307,159   144,225   (64,227)    56,292
                              ----------  -----------   --------  --------  --------   --------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . .   $5,714,883  $ 1,742,415   $799,466  $960,783  $164,525   $119,116
                              ==========  ===========   ========  ========  ========   ========

                                                                         Small Cap
                                                                          Growth          International Balanced
                               International Equities Subaccount        Subaccount              Subaccount
                              ------------------------------------  --------------------  -----------------------
                                  1997         1996       1995        1997      1996*        1997         1996*
                              -------------  ---------  ----------  ---------  ---------  ------------  ---------
Investment income:
 Distribution received from:
 John Hancock Variable        $   422,913    $ 52,188   $ 19,501    $    473   $    512    $ 61,249      $2,947
  Series Trust I. . . . . .
 M Fund, Inc. . . . . . . .            --          --         --          --         --          --          --
                              -----------    --------   --------    --------   --------    --------      ------
Total investment income . .       422,913      52,188     19,501         473        512      61,249       2,947
Expenses:
 Mortality and expense risks       33,893      23,132     10,434       6,547      1,547       4,443         356
                              -----------    --------   --------    --------   --------    --------      ------
Net investment income (loss)      389,020      29,056      9,067      (6,074)    (1,035)     56,806       2,591
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)      244,810     165,730    (25,931)     21,707    (40,018)      8,667          56
 Net unrealized appreciation
 (depreciation) during the     (1,219,540)    137,729    153,715     126,699     (2,665)    (67,714)      5,307
 period . . . . . . . . . .   -----------    --------   --------    --------   --------    --------      ------

Net realized and unrealized
 gain (loss) on investments      (974,730)    303,459    127,784     148,406    (42,683)    (59,047)      5,363
                              -----------    --------   --------    --------   --------    --------      ------
Net increase (decrease) in
 net assets resulting from    $  (585,710)   $332,515   $136,851    $142,332   $(43,718)   $ (2,241)     $7,954
 operations . . . . . . . .   ===========    ========   ========    ========   ========    ========      ======

                               Mid Cap Growth         Large Cap
                                 Subaccount             Value
                                   Manage             Subbcount
                              ------------------  -------------------
                                1997     1996*      1997      1996*
                              ---------  -------  --------  ---------

Investment income:
 Distribution received from:
 John Hancock Variable        $     --   $1,177   $194,199   $13,644
  Series Trust I. . . . . .
 M Fund, Inc. . . . . . . .         --       --         --        --
                              --------   ------   --------   -------
Total investment income . .               1,177    194,199    13,644
Expenses:
 Mortality and expense risks     8,287      719     11,163       964
                              --------   ------   --------   -------
Net investment income (loss)    (8,287)     458    183,036    12,680
Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)     1,235     (391)   164,821     1,327
 Net unrealized appreciation
 (depreciation) during the     486,186    6,440    279,449    23,553
 period . . . . . . . . . .   --------   ------   --------   -------

Net realized and unrealized
 gain (loss) on investments    487,421    6.049    444,270    24,880
                              --------   ------   --------   -------
Net increase (decrease) in
 net assets resulting from    $479,134   $6,507   $627,306   $37,560
 operations . . . . . . . .   ========   ======   ========   =======

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                   Mid Cap Value
                                     Money Market Subaccount        Subaccount       Special Opportunities Subaccount
                                   ----------------------------  ------------------  ---------------------------------
                                     1997      1996      1995      1997      1996*      1997        1996       1995
                                   --------  --------  --------  ---------  -------  -----------  ---------  ---------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I . . . . . . . . . . .   $758,434  $287,321  $119,746  $446,081   $ 6,878  $ 878,600    $238,163   $ 40,159
  M Fund Inc.  . . . . . . . . .         --        --        --        --        --         --          --         --
                                   --------  --------  --------  --------   -------  ---------    --------   --------
Total investment income  . . . .    758,434   287,321   119,746   446,081     6,878    878,600     238,163     40,159

Expenses:
 Mortality and expense risks . .     66,882    30,722    12,117    11,421       377     35,934      21,146      4,949
                                   --------  --------  --------  --------   -------  ---------    --------   --------
Net investment income  . . . . .    691,552   256,599   107,629   434,660     6,501    842,666     217,017     35,210

Net realized and unrealized gain
 (loss) on investments:
 Net realized gains    . . . . .         --        --        --   101,787       845    297,666     317,400     28,812
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . . .         --        --        --   (39,717)   13,910   (730,748)    344,786    185,349
                                   --------  --------  --------  --------   -------  ---------    --------   --------
 Net realized and unrealized gain
  (loss) on investments  . . . .         --        --        --    62,070    14,755   (433,082)    662,186    214,161
                                   --------  --------  --------  --------   -------  ---------    --------   --------

Net increase in net assets
 resulting from operations . . .   $691,552  $256,599  $107,629  $496,730   $21,256  $ 409,584    $879,203   $249,371
                                   ========  ========  ========  ========   =======  =========    ========   ========

                                   Real Estate Equity Subaccount         Growth & Income Subaccount
                                   -------------------------------  -------------------------------------
                                     1997        1996       1995       1997        1996          1995
                                   ----------  ---------  --------  ----------  -----------  ------------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I . . . . . . . . . . .   $246,677    $ 50,204   $32,578   $5,917,063  $3,056,625    $  669,643
  M Fund Inc.  . . . . . . . . .         --          --        --           --          --            --
                                   --------    --------   -------   ----------  ----------    ----------
Total investment income  . . . .    246,677      50,204    32,578    5,917,063   3,056,625       669,643

Expenses:
 Mortality and expense risks . .     13,879       4,547     2,766      169,135      89,391        23,428
                                   --------    --------   -------   ----------  ----------    ----------
Net investment income  . . . . .    232,798      45,657    29,812    5,747,928   2,967,234       646,215

Net realized and unrealized gain
 (loss) on investments:
 Net realized gains    . . . . .    252,095      19,122       613    2,390,414     512,402       170,322
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . . .    (13,488)    191,067    25,077      435,778    (496,647)      322,628
                                   --------    --------   -------   ----------  ----------    ----------
 Net realized and unrealized gain
  (loss) on investments  . . . .    238,607     210,189    25,690    2,826,192      15,755       492,950
                                   --------    --------   -------   ----------  ----------    ----------

Net increase in net assets
 resulting from operations . . .   $471,405    $255,846   $55,502   $8,574,120  $2,982,989    $1,139,165
                                   ========    ========   =======   ==========  ==========    ==========


---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                                International
                                                                 Short-Term U.S.           Small Cap Value      Opportunities
                               Managed Subaccount             Government Subaccount          Subaccount           Subaccount
                        ---------------------------------  -----------------------------  ------------------  -------------------
                           1997        1996        1995      1997       1996      1995      1997      1996*     1997       1996*
                        ----------  -----------  --------  ---------  ---------  -------  ---------  -------  ----------  -------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $1,879,954  $1,281,149   $316,774  $415,542   $181,937   $64,502  $299,278   $ 8,296  $  69,078   $ 2,965
  M Fund Inc. . . . .           --          --         --        --         --        --        --        --         --        --
                        ----------  ----------   --------  --------   --------   -------  --------   -------  ---------   -------
Total investment
 income . . . . . . .    1,879,954   1,281,149    316,774   415,542    181,937    64,502   299,278     8,296     69,078     2,965

Expenses:
 Mortality and expense
  risks . . . . . . .       65,383      35,103     10,978    20,551      9,277     2,917     8,494       523     13,177     1,439
                        ----------  ----------   --------  --------   --------   -------  --------   -------  ---------   -------
Net investment income    1,814,571   1,246,046    305,796   394,991    172,660    61,585   290,784     7,773     55,901     1,526

Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains .      171,318     124,493    179,131    35,294    (52,888)    8,251    75,149        58     80,782       242
 Net unrealized
  appreciation
  (depreciation)
  during the year . .      715,231    (507,517)    51,622   (25,976)    (7,734)   22,112   (18,626)   14,046   (260,664)   36,666
                        ----------  ----------   --------  --------   --------   -------  --------   -------  ---------   -------
 Net realized and
  unrealized gain
  (loss) on
  investments . . . .      886,549    (383,024)   230,753     9,318    (60,622)   30,363    56,523    14,104   (179,882)   36,908
                        ----------  ----------   --------  --------   --------   -------  --------   -------  ---------   -------

Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $2,701,120  $  863,022   $536,549  $404,309   $112,038   $91,948  $347,307   $21,877  $(123,981)  $38,434
                        ==========  ==========   ========  ========   ========   =======  ========   =======  =========   =======

                           Equity Index
                            Subaccount
                        ---------------------
                           1997       1996*
                        ----------  ---------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $  409,920   $23,300
  M Fund Inc. . . . .           --        --
                        ----------   -------
Total investment
 income . . . . . . .      409,920    23,300

Expenses:
 Mortality and expense
  risks . . . . . . .       31,223     1,962
                        ----------   -------
Net investment income      378,697    21,338

Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gains .      901,978    17,398
 Net unrealized
  appreciation
  (depreciation)
  during the year . .      392,256    55,782
                        ----------   -------
 Net realized and
  unrealized gain
  (loss) on
  investments . . . .    1,294,234    73,180
                        ----------   -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $1,672,931   $94,518
                        ==========   =======

---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                  Strategic                                   Edinburgh               Frontier           Enhanced
                                    Bond           Turner Core Growth   International Equity    Capital Appreciation       U.S.
                                 Subaccount            Subaccount            Subaccount              Subaccount           Equity
                              -----------------   -------------------   ---------------------   ---------------------   Subaccount
                                1997      1996*     1997       1996*       1997        1996*       1997       1996*        1997**
                              ---------  ------   ---------  --------   ----------  ---------   ----------  ---------  ------------
Investment income:
 Distributions received
  from:
  John Hancock Variable
   Series Trust I . . . . .   $ 74,850   $7,425   $     --   $    --    $     --    $     --    $      --   $     --     $    --
  M Fund Inc. . . . . . . .         --       --     91,360    21,778      32,677       5,263      128,190         --      15,335
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------
Total investment income . .     74,850    7,425     91,360    21,778      32,677       5,263      128,190                 15,335

Expenses:
 Mortality and expense risks     3,820      349      4,071     2,140       7,502       2,280       10,040      1,679         478
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------
Net investment income (loss)    71,030    7,076     87,289    19,638      25,175       2,983      118,150     (1,679)     14,857

Net realized and unrealized
 gain (loss) on investments:
 Net realized gains (losses)     8,335       22     76,711    (9,767)     12,541      (2,433)     614,358    (21,044)      4,177
 Net unrealized appreciation
  (depreciation) during the
  year. . . . . . . . . . .    (11,727)    (591)    32,626    16,054     (26,022)    (12,286)    (368,570)     5,101       6,844
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------
Net realized and unrealized
 gain (loss) on investments     (3,392)    (569)   109,337     6,287     (13,481)    (14,719)     245,788    (15,943)     11,021
                              --------   ------   --------   -------    --------    --------    ---------   --------     -------

Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . .   $ 67,638   $6,507   $196,626   $25,925    $ 11,694    $(11,736)   $ 363,938   $(17,622)    $25,878
                              ========   ======   ========   =======    ========    ========    =========   ========     =======


---------
 *     From May 1, 1996 (commencement of operations).
**   From July 1, 1997 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                          Large Cap Growth Subaccount                Sovereign Bond Subaccount
                                    ----------------------------------------   -------------------------------------
                                        1997           1996          1995          1997         1996         1995
                                    -------------  ------------  -----------   ------------  -----------  ----------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . .   $  2,793,242   $ 2,402,502   $   492,307   $   816,558   $  228,752   $   62,824
 Net realized gains (losses)  . .        619,721       444,487       126,908        80,538        5,746       21,718
 Net unrealized appreciation
 (depreciation) during the period      2,301,920    (1,104,574)      180,251        63,687      (69,973)      34,574
                                    ------------   -----------   -----------   -----------   ----------   ----------
Net increase (decrease) in net
 assets resulting from operations      5,714,883     1,742,415       799,466       960,783      164,525      119,116

From policyholder transactions:
 Net premiums from policyholders      20,264,849    13,036,922     8,115,186    21,324,560    4,312,776    1,370,188
 Net benefits to policyholders  .    (10,390,849)   (4,928,834)   (2,752,131)   (8,009,615)    (679,839)    (318,068)
                                    ------------   -----------   -----------   -----------   ----------   ----------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . . .      9,874,000     8,108,088     5,363,055    13,314,945    3,632,937    1,052,120
                                    ------------   -----------   -----------   -----------   ----------   ----------
Net increase in net assets  . . .     15,588,883     9,850,503     6,162,521    14,275,728    3,797,462    1,171,236

Net assets at beginning of period     16,915,393     7,064,890       902,369     5,185,747    1,388,285      217,049
                                    ------------   -----------   -----------   -----------   ----------   ----------

Net assets at end of period . . .   $ 32,504,276   $16,915,393   $ 7,064,890   $19,461,475   $5,185,747   $1,388,285
                                    ============   ===========   ===========   ===========   ==========   ==========
                                                                                  Small Cap Growth       International Balanced
                                       International Equities Subaccount             Subaccount                Subaccount
                                    ---------------------------------------   ------------------------   -----------------------
                                        1997          1996          1995          1997         1996*         1997         1996*
                                    ------------  ------------  ------------  ------------  -----------  ------------  ----------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . .   $   389,020   $    29,056   $     9,067   $    (6,074)  $   (1,035)  $   56,806    $  2,591
 Net realized gains (losses)  . .       244,810       165,730       (25,931)       21,707      (40,018)       8,667          56
 Net unrealized appreciation
 (depreciation) during the period    (1,219,540)      137,729       153,715       126,699       (2,665)     (67,714)      5,307
                                    -----------   -----------   -----------   -----------   ----------   ----------    --------
Net increase (decrease) in net
 assets resulting from operations      (585,710)      332,515       136,851       142,332      (43,718)      (2,241)      7,954

From policyholder transactions:
 Net premiums from policyholders      8,150,400     4,750,218     2,620,265     2,870,481    1,120,880    1,608,069     148,617
 Net benefits to policyholders  .    (4,505,840)   (1,906,352)   (1,194,625)   (1,005,386)    (579,637)    (282,878)     (4,276)
                                    -----------   -----------   -----------   -----------   ----------   ----------    --------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . . .     3,644,560     2,843,866     1,425,640     1,865,095      541,243    1,325,191     144,341
                                    -----------   -----------   -----------   -----------   ----------   ----------    --------

Net increase in net assets  . . .     3,058,850     3,176,381     1,562,491     2,007,427      497,525    1,322,950     152,295

Net assets at beginning of period     5,731,199     2,554,818       992,327       497,525           --      152,295          --
                                    -----------   -----------   -----------   -----------   ----------   ----------    --------

Net assets at end of period . . .   $ 8,790,049   $ 5,731,199   $ 2,554,818   $ 2,504,952   $  497,525   $1,475,245    $152,295
                                    ===========   ===========   ===========   ===========   ==========   ==========    ========
                                       Mid Cap Growth          Large Cap Value
                                         Subaccount               Subaccount
                                    ---------------------   ----------------------
                                       1997        1996*       1997        1996*
                                    -----------  --------  ------------  ---------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . .   $   (8,287)  $    458   $   183,036    $ 12,680
 Net realized gains (losses)  . .        1,235       (391)      164,821       1,327
 Net unrealized appreciation
 (depreciation) during the period      486,186      6,440       279,449      23,553
                                    ----------   --------   -----------    --------
Net increase (decrease) in net
 assets resulting from operations      479,134      6,507       627,306      37,560

From policyholder transactions:
 Net premiums from policyholders     3,212,754    858,546     5,421,062     767,660
 Net benefits to policyholders  .     (915,459)   (26,730)   (1,620,578)    (42,864)
                                    ----------   --------   -----------    --------
Net increase in net assets
 resulting from policyholder
 transactions . . . . . . . . . .    2,297,295    831,816     3,800,484     724,796
                                    ----------   --------   -----------    --------

Net increase in net assets  . . .    2,776,429    838,323     4,427,790     762,356

Net assets at beginning of period      838,323         --       762,356          --
                                    ----------   --------   -----------    --------

Net assets at end of period . . .   $3,614,752   $838,323   $ 5,190,146    $762,356
                                    ==========   ========   ===========    ========

---------
*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                    Mid Cap
                                                                                     Value
                                         Money Market Subaccount                   Subaccount
                               -------------------------------------------   ----------------------
                                   1997            1996           1995           1997        1996*
                               --------------  -------------  ------------   ------------  --------
Increase in net assets from
 operations:
 Net investment income . . .   $     691,552   $    256,599   $    107,629   $   434,660   $  6,501
 Net realized gains  . . . .              --             --             --       101,787        845
 Net unrealized appreciation
 (depreciation) during the
 period. . . . . . . . . . .              --             --             --       (39,717)    13,910
                               -------------   ------------   ------------   -----------   --------
Net increase in net assets
 resulting from
 operations  . . . . . . . .         691,552        256,599        107,629       496,730     21,256

From policyholder
 transactions:
 Net premiums from
 policyholders . . . . . . .     103,737,470     36,814,029     19,983,940     6,323,061    324,248
 Net benefits to
 policyholders . . . . . . .    (100,296,756)   (31,658,283)   (17,720,190)   (1,089,206)    (9,188)
                               -------------   ------------   ------------   -----------   --------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . .       3,440,714      5,155,746      2,263,750     5,233,855    315,060
                               -------------   ------------   ------------   -----------   --------
Net increase in net assets .       4,132,266      5,412,345      2,371,379     5,730,585    336,316

Net assets at beginning of
 period. . . . . . . . . . .      10,038,857      4,626,512      2,255,133       336,316         --
                               -------------   ------------   ------------   -----------   --------

Net assets at end of period    $  14,171,123   $ 10,038,857   $  4,626,512   $ 6,066,901   $336,316
                               =============   ============   ============   ===========   ========
                                  Special Opportunities Subaccount         Real Estate Equity Subaccount
                               --------------------------------------   ------------------------------------
                                   1997          1996          1995         1997          1996        1995
                               ------------  ------------  ----------   ------------  -----------  ---------
Increase in net assets from
 operations:
 Net investment income . . .   $   842,666   $   217,017   $   35,210   $   232,798   $   45,657   $  29,812
 Net realized gains  . . . .       297,666       317,400       28,812       252,095       19,122         613
 Net unrealized appreciation
 (depreciation) during the
 period. . . . . . . . . . .      (730,748)      344,786      185,349       (13,488)     191,067      25,077
                               -----------   -----------   ----------   -----------   ----------   ---------

Net increase in net assets
 resulting from
 operations  . . . . . . . .       409,584       879,203      249,371       471,405      255,846      55,502
From policyholder
 transactions:
 Net premiums from
 policyholders . . . . . . .     8,511,081     4,939,686    1,639,491     4,833,914      748,683     466,306
 Net benefits to
 policyholders . . . . . . .    (6,274,668)   (1,301,761)    (551,692)   (2,393,463)    (295,788)   (370,910)
                               -----------   -----------   ----------   -----------   ----------   ---------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . .     2,236,413     3,637,925    1,087,799     2,440,451      452,895      95,396
                               -----------   -----------   ----------   -----------   ----------   ---------

Net increase in net assets .     2,645,997     4,517,128    1,337,170     2,911,858      708,741     150,898

Net assets at beginning of
 period. . . . . . . . . . .     6,187,188     1,670,060      332,890     1,279,523      570,782     419,884
                               -----------   -----------   ----------   -----------   ----------   ---------

Net assets at end of period    $ 8,833,185   $ 6,187,188   $1,670,060   $ 4,191,379   $1,279,523   $ 570,782
                               ===========   ===========   ==========   ===========   ==========   =========
                                      Growth & Income Subaccount
                               ----------------------------------------
                                   1997           1996          1995
                               -------------  ------------  -----------
Increase in net assets from
 operations:
 Net investment income . . .   $  5,747,928   $ 2,967,234    $   646,215
 Net realized gains  . . . .      2,390,414       512,402        170,322
 Net unrealized appreciation
 (depreciation) during the
 period. . . . . . . . . . .        435,778      (496,647)       322,628
                               ------------   -----------    -----------
Net increase in net assets
 resulting from
 operations  . . . . . . . .      8,574,120     2,982,989      1,139,165

From policyholder
 transactions:
 Net premiums from
 policyholders . . . . . . .     35,535,599    19,263,021      8,168,426
 Net benefits to
 policyholders . . . . . . .    (21,776,809)   (5,502,524)    (1,740,418)
                               ------------   -----------    -----------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . .     13,758,790    13,760,497      6,428,008
                               ------------   -----------    -----------

Net increase in net assets .     22,332,910    16,743,486      7,567,173

Net assets at beginning of
 period. . . . . . . . . . .     25,663,282     8,919,796      1,352,623
                               ------------   -----------    -----------

Net assets at end of period    $ 47,996,192   $25,663,282    $ 8,919,796
                               ============   ===========    ===========


---------
*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                                                 Short-Term U.S.
                                                      Managed Subaccount                      Government Subaccount
                                            ---------------------------------------   --------------------------------------
                                                1997          1996          1995          1997          1996         1995
                                            ------------  ------------  -----------   ------------  ------------  ----------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $ 1,814,571   $ 1,246,046   $   305,796   $   394,991   $   172,660   $   61,585
 Net realized gains (losses)  . . . . . .       171,318       124,493       179,131        35,294       (52,888)       8,251
 Net unrealized appreciation
  (depreciation) during the period  . . .       715,231      (507,517)       51,622       (25,976)       (7,734)      22,112
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .     2,701,120       863,022       536,549       404,309       112,038       91,948

From policyholder transactions:
 Net premiums from policyholders  . . . .    16,914,475     9,996,216     5,502,408    12,911,228     8,757,242    2,439,840
 Net benefits to policyholders  . . . . .    (9,357,535)   (3,151,700)   (2,875,967)   (4,234,624)   (7,683,085)    (364,204)
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . .     7,556,940     6,844,516     2,626,441     8,676,604     1,074,157    2,075,636
                                            -----------   -----------   -----------   -----------   -----------   ----------
Net increase in net assets  . . . . . . .    10,258,060     7,707,538     3,162,990     9,080,913     1,186,195    2,167,584

Net assets at beginning of period . . . .    11,517,261     3,809,723       646,733     3,395,242     2,209,047       41,463
                                            -----------   -----------   -----------   -----------   -----------   ----------

Net assets at end of period . . . . . . .   $21,775,321   $11,517,261   $ 3,809,723   $12,476,155   $ 3,395,242   $2,209,047
                                            ===========   ===========   ===========   ===========   ===========   ==========

                                               Small Cap Value      International Opportunities
                                                 Subaccount                  Subaccount
                                            ---------------------   ----------------------------
                                                1997       1996*          1997           1996*
                                            -----------  --------   ---------------  -----------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . . . .   $  290,784   $  7,773    $    55,901       $  1,526
 Net realized gains (losses)  . . . . . .       75,149         58         80,782            242
 Net unrealized appreciation
  (depreciation) during the period  . . .      (18,626)    14,046       (260,664)        36,666
                                            ----------   --------    -----------       --------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . .      347,307     21,877       (123,981)        38,434

From policyholder transactions:
 Net premiums from policyholders  . . . .    4,182,527    335,271      8,906,153        960,081
 Net benefits to policyholders  . . . . .     (897,951)   (16,141)    (3,655,731)       (89,402)
                                            ----------   --------    -----------       --------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . .    3,284,576    319,130      5,250,422        870,679
                                            ----------   --------    -----------       --------
Net increase in net assets  . . . . . . .    3,631,883    341,007      5,126,441        909,113

Net assets at beginning of period . . . .      341,007         --        909,113             --
                                            ----------   --------    -----------       --------

Net assets at end of period . . . . . . .   $3,972,890   $341,007    $ 6,035,554       $909,113
                                            ==========   ========    ===========       ========


---------
*  From May 1, 1996 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                           Equity                  Strategic
                                                           Index                     Bond              Turner Core Growth
                                                         Subaccount               Subaccount               Subaccount
                                                  ------------------------   ---------------------   -----------------------
                                                     1997          1996*         1997       1996*        1997        1996*
                                                  ------------  ----------   -----------  --------   -----------  ----------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $   378,697   $   21,338   $   71,030   $  7,076   $   87,289   $   19,638
 Net realized gains (losses)  . . . . . . . . .       901,978       17,398        8,335         22       76,711       (9,767)
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       392,256       55,782      (11,727)      (591)      32,626       16,054
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .     1,672,931       94,518       67,638      6,507      196,626       25,925

From policyholder transactions:
 Net premiums from policyholders  . . . . . . .    23,412,687    1,282,798    1,828,179    259,231      743,622    1,135,180
 Net benefits to policyholders  . . . . . . . .    (9,622,006)    (403,009)    (534,164)    (7,110)    (580,027)    (506,352)
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . . . . .    13,790,681      879,789    1,294,015    252,121      163,595      628,828
                                                  -----------   ----------   ----------   --------   ----------   ----------
Net increase in net assets  . . . . . . . . . .    15,463,612      974,307    1,361,653    258,628      360,221      654,753

Net assets at beginning of period . . . . . . .       974,307           --      258,628         --      654,753           --
                                                  -----------   ----------   ----------   --------   ----------   ----------

Net assets at end of period . . . . . . . . . .   $16,437,919   $  974,307   $1,620,281   $258,628   $1,014,974   $  654,753
                                                  ===========   ==========   ==========   ========   ==========   ==========
                                                         Edinburgh                   Frontier             Enhanced
                                                    International Equity       Capital Appreciation          US
                                                         Subaccount                 Subaccount             Equity
                                                  ------------------------   ------------------------    Subaccount
                                                      1997         1996*         1997         1996*         1997**
                                                  ------------  ----------   ------------  ----------   ------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $    25,175   $    2,983   $   118,150   $   (1,679)   $ 14,857
 Net realized gains (losses)  . . . . . . . . .        12,541       (2,433)      614,358      (21,044)      4,177
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       (26,022)     (12,286)     (368,570)       5,101       6,844
                                                  -----------   ----------   -----------   ----------    --------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .        11,694      (11,736)      363,938      (17,622)     25,878

From policyholder transactions:
 Net premiums from policyholders  . . . . . . .     2,484,010    1,021,041    10,030,418    1,535,063     475,503
 Net benefits to policyholders  . . . . . . . .    (1,088,249)     (80,162)   (5,969,436)    (549,363)     (4,176)
                                                  -----------   ----------   -----------   ----------    --------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . . . . .     1,395,761      940,879     4,060,982      985,700     471,327
                                                  -----------   ----------   -----------   ----------    --------
Net increase in net assets  . . . . . . . . . .     1,407,455      929,143     4,424,920      968,078     497,205

Net assets at beginning of period . . . . . . .       929,143           --       968,078           --          --
                                                  -----------   ----------   -----------   ----------    --------

Net assets at end of period . . . . . . . . . .   $ 2,336,598   $  929,143   $ 5,392,998   $  968,078    $497,205
                                                  ===========   ==========   ===========   ==========    ========


---------
*    From May 1, 1996 (commencement of operations).
**  From July 1, 1997 (commencement of operations).

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

  John Hancock Variable Life Account S (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-two subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed, and made available to policyholders. The twenty-two Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity, Frontier Capital Appreciation, and Enhanced U.S. Equity Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of Fund shares are determined on the basis of identified cost.

FEDERAL INCOME TAXES

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

2. SIGNIFICANT ACCOUNTING POLICIES--CONTINUED

funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .625%, depending on the type of policy, of net assets (excluding policy loans) of the Account. In addition, a monthly charge at varying levels for the cost of insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

POLICY LOANS

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness) and compounded daily. At December 31, 1997, there were no outstanding policy loans.

3. TRANSACTION WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1997 were as follows:


                                           Shares
Subaccount                                  Owned       Cost          Value
----------                                 ------       ----          -----
Large Cap Growth  . . . . . . . . . . .   1,561,287  $31,151,210   $32,504,276
Sovereign Bond  . . . . . . . . . . . .   1,956,128   19,437,026    19,461,475
International Equities  . . . . . . . .     578,299    9,765,082     8,790,049
Small Cap Growth  . . . . . . . . . . .     220,819    2,380,918     2,504,952
International Balanced  . . . . . . . .     145,916    1,537,651     1,475,245
Mid Cap Growth  . . . . . . . . . . . .     303,110    3,122,126     3,614,752
Large Cap Value . . . . . . . . . . . .     382,482    4,887,145     5,190,146
Money Market  . . . . . . . . . . . . .   1,417,112   14,171,123    14,171,123
Mid Cap Value . . . . . . . . . . . . .     437,535    6,092,708     6,066,901
Special Opportunities . . . . . . . . .     574,138    9,030,644     8,833,185
Real Estate Equity  . . . . . . . . . .     263,435    3,978,788     4,191,379
Growth & Income . . . . . . . . . . . .   2,890,378   47,801,795    47,996,192
Managed . . . . . . . . . . . . . . . .   1,517,509   21,524,241    21,775,321
Short-Term U.S. Government  . . . . . .   1,237,301   12,488,078    12,476,155
Small Cap Value . . . . . . . . . . . .     320,361    3,977,470     3,972,890
International Opportunities . . . . . .     567,935    6,259,552     6,035,554
Equity Index  . . . . . . . . . . . . .   1,156,526   15,989,880    16,437,919
Strategic Bond  . . . . . . . . . . . .     158,189    1,632,599     1,620,281
Turner Core Growth  . . . . . . . . . .      75,183      966,293     1,014,974
Edinburgh International Equity  . . . .     234,598    2,374,907     2,336,598
Frontier Capital Appreciation . . . . .     361,461    5,756,467     5,392,998
Enhanced U.S. Equity  . . . . . . . . .      32,949      490,361       497,205

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

4.   DETAILS OF INVESTMENTS--CONTINUED

  Purchases, including reinvestment of dividend distributions and proceeds from sales of shares in the Portfolios of the Fund and of M Fund for the period ended December 31, 1997, were as follows:



Subaccount                                        Purchases       Sales
----------                                        ---------       -----
Large Cap Growth . . . . . . . . . . . . . . .   $20,094,623   $ 7,427,382
Sovereign Bond . . . . . . . . . . . . . . . .    21,367,667     7,236,163
International Equities . . . . . . . . . . . .     8,130,858     4,097,278
Small Cap Growth . . . . . . . . . . . . . . .     2,578,061       719,040
International Balanced . . . . . . . . . . . .     1,670,073       288,058
Mid Cap Growth . . . . . . . . . . . . . . . .     3,122,169       833,161
Large Cap Value  . . . . . . . . . . . . . . .     5,031,714     1,048,194
Money Market . . . . . . . . . . . . . . . . .    59,512,461    55,380,195
Mid Cap Value  . . . . . . . . . . . . . . . .     6,426,342       757,826
Special Opportunities  . . . . . . . . . . . .     8,664,245     5,585,165
Real Estate Equity . . . . . . . . . . . . . .     4,202,541     1,529,291
Growth & Income  . . . . . . . . . . . . . . .    37,713,543    18,206,825
Managed  . . . . . . . . . . . . . . . . . . .    17,294,008     7,922,497
Short-Term U.S. Government . . . . . . . . . .    13,060,114     3,988,519
Small Cap Value  . . . . . . . . . . . . . . .     4,303,961       728,601
International Opportunities  . . . . . . . . .     8,336,576     3,030,253
Equity Index . . . . . . . . . . . . . . . . .    22,483,862     8,314,485
Strategic Bond . . . . . . . . . . . . . . . .     1,944,789       579,743
Turner Core Growth . . . . . . . . . . . . . .       830,019       579,134
Edinburgh International Equity . . . . . . . .     2,552,366     1,131,429
Frontier Capital Appreciation  . . . . . . . .     9,434,861     5,293,298
Enhanced U.S. Equity . . . . . . . . . . . . .       561,076        74,892

5. IMPACT OF YEAR 2000 (UNAUDITED)

  The John Hancock Variable Life Account S, along with John Hancock Mutual Life Insurance Company, its ultimate parent (together, John Hancock), have developed a plan to modify or replace significant portions of the Account's computer information and automated technologies so that its systems will function properly with respect to the dates in the year 2000 and thereafter. The Account presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Account.

  John Hancock as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with its significant business partners and customers to determine the extent to which John Hancock's interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While John Hancock is developing alternative third party processing

JOHN HANCOCK VARIABLE LIFE ACCOUNT S

5.   IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which the Account's systems rely will be converted timely or will not have an adverse effect on the Account's systems.

  The Account expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this completion target will be achieved.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account S
   of John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account S (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Edinburgh International Equity, Frontier Capital Appreciation and Enhanced U.S. Equity Subaccounts) as of December 31, 1997, and the related statements of operations, and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account S at December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, MA
February 6, 1998

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders
John Hancock Variable Life Insurance Company

We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.

                                                               Ernst & Young LLP

Boston, MA
February 18, 1998

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION

                                                             December 31
                                                         --------------------
                                                           1997        1996
                                                           ----        ----
                                                            (In millions)
ASSETS
Bonds--Note 6  . . . . . . . . . . . . . . . . . . . .   $1,092.7    $  753.5
Preferred stocks . . . . . . . . . . . . . . . . . . .       17.2         9.6
Common stocks  . . . . . . . . . . . . . . . . . . . .        2.3         1.4
Investment in affiliates . . . . . . . . . . . . . . .       79.1        72.0
Mortgage loans on real estate--Note 6  . . . . . . . .      273.9       212.1
Real estate  . . . . . . . . . . . . . . . . . . . . .       39.9        38.8
Policy loans . . . . . . . . . . . . . . . . . . . . .      106.8        80.8
Cash items:
  Cash in banks  . . . . . . . . . . . . . . . . . . .       83.1        26.7
  Temporary cash investments . . . . . . . . . . . . .       60.1         5.2
                                                         --------    --------
                                                            143.2        31.9
Premiums due and deferred  . . . . . . . . . . . . . .       33.8        36.8
Investment income due and accrued  . . . . . . . . . .       24.7        22.6
Other general account assets . . . . . . . . . . . . .       16.8        17.8
Assets held in separate accounts . . . . . . . . . . .    4,691.1     3,290.5
                                                         --------    --------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . .   $6,521.5    $4,567.8
                                                         ========    ========
OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves  . . . . . . . . . . . . . . . . . .   $1,124.3    $  877.8
  Federal income and other taxes payable--Note 1 . . .       36.1        29.4
  Other accrued expenses . . . . . . . . . . . . . . .      335.1        75.1
  Asset valuation reserve--Note 1  . . . . . . . . . .       18.6        16.6
  Obligations related to separate accounts . . . . . .    4,685.7     3,285.8
                                                         --------    --------
TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . . . .    6,199.8     4,284.7
STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
  shares;
    issued and outstanding 50,000 shares . . . . . . .        2.5         2.5
  Paid-in capital  . . . . . . . . . . . . . . . . . .      377.5       377.5
Unassigned deficit . . . . . . . . . . . . . . . . . .      (58.3)      (96.9)
                                                         --------    --------
TOTAL STOCKHOLDER'S EQUITY . . . . . . . . . . . . . .      321.7       283.1
                                                         --------    --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY . . . . . .   $6,521.5    $4,567.8
                                                         ========    ========


The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT

                                                     Year ended December 31
                                                     -----------------------
                                                        1997          1996
                                                        ----          ----
                                                          (In millions)
INCOME
  Premiums . . . . . . . . . . . . . . . . . . . .    $  872.7      $  820.6
  Net investment income--Note 3  . . . . . . . . .        89.7          76.1
  Other, net . . . . . . . . . . . . . . . . . . .       420.1         406.0
                                                      --------      --------
                                                       1,382.5       1,302.7
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries  . .       264.0         236.1
  Additions to reserves to provide for future
    payments to policyholders and beneficiaries  .       814.2         790.1
  Expenses of providing service to policyholders
    and obtaining new insurance--Note 5  . . . . .       216.2         183.8
  State and miscellaneous taxes  . . . . . . . . .        19.1          17.3
                                                      --------      --------
                                                       1,313.5       1,227.3
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE FEDERAL INCOME
      TAXES AND NET REALIZED CAPITAL LOSSES  . . .        69.0          75.4
Federal income taxes--Note 1 . . . . . . . . . . .        38.5          38.6
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE NET REALIZED
      CAPITAL LOSSES . . . . . . . . . . . . . . .        30.5          36.8
Net realized capital losses--Note 4  . . . . . . .        (3.0)         (1.5)
                                                      --------      --------
     NET INCOME  . . . . . . . . . . . . . . . . .        27.5          35.3
Unassigned deficit at beginning of year  . . . . .       (96.9)       (131.3)
Net unrealized capital gains and other
 adjustments--Note 4 . . . . . . . . . . . . . . .         5.0           2.5
Other reserves and adjustments . . . . . . . . . .         6.1          (3.4)
                                                      --------      --------
     UNASSIGNED DEFICIT AT END OF YEAR . . . . . .    $  (58.3)     $  (96.9)
                                                      ========      ========

The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                     Year ended December 31
                                                     -----------------------
                                                        1997          1996
                                                        ----          ----
                                                          (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums . . . . . . . . . . . . . . .    $ 877.0       $ 824.2
  Net investment income  . . . . . . . . . . . . .       89.9          73.4
  Benefits to policyholders and beneficiaries  . .     (245.2)       (212.7)
  Dividends paid to policyholders  . . . . . . . .      (18.7)        (15.7)
  Insurance expenses and taxes . . . . . . . . . .     (250.2)       (196.6)
  Net transfers to separate accounts . . . . . . .     (703.2)       (524.2)
  Other, net . . . . . . . . . . . . . . . . . . .      379.9         386.7
                                                      -------       -------
     NET CASH PROVIDED FROM OPERATIONS . . . . . .      129.5         335.1
                                                      -------       -------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases . . . . . . . . . . . . . . . . .     (621.6)       (489.9)
  Bond sales . . . . . . . . . . . . . . . . . . .      197.3         228.3
  Bond maturities and scheduled redemptions  . . .       34.1          27.8
  Bond prepayments . . . . . . . . . . . . . . . .       51.6          31.9
  Stock purchases  . . . . . . . . . . . . . . . .      (15.7)         (6.5)
  Proceeds from stock sales  . . . . . . . . . . .        6.7           0.4
  Real estate purchases  . . . . . . . . . . . . .       (1.3)        (10.5)
  Real estate sales  . . . . . . . . . . . . . . .        0.4           8.5
  Other invested assets purchases  . . . . . . . .       (1.0)          0.0
  Proceeds from the sale of other invested assets         0.3           1.5
  Mortgage loans issued  . . . . . . . . . . . . .      (94.5)        (84.4)
  Mortgage loan repayments . . . . . . . . . . . .       32.4          17.7
  Other, net . . . . . . . . . . . . . . . . . . .      393.1        (104.6)
                                                      -------       -------
     NET CASH USED IN INVESTING ACTIVITIES . . . .      (18.2)       (379.8)
                                                      -------       -------
INCREASE (DECREASE) IN CASH AND TEMPORARY CASH
 INVESTMENTS . . . . . . . . . . . . . . . . . . .      111.3         (44.7)
Cash and temporary cash investments at beginning of
 year. . . . . . . . . . . . . . . . . . . . . . .       31.9          76.6
                                                      -------       -------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR    $ 143.2       $  31.9
                                                      =======       =======



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions or increased benefits, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of prescribed statutory accounting practices. Accordingly, that project, which is expected to be approved by the NAIC in 1998 will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Goodwill is amortized on a straight-line basis over a ten year period.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $2.1 million in 1997 and $1.2 million in 1996.

  Real estate acquired in satisfaction of debt and held for sale is carried at the lower of cost or market as of the date of foreclosure.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve (IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1997, the IMR, net of 1997 amortization of $1.2 million, amounted to $7.8 million, which is included in policy reserves. The corresponding 1996 amounts were $1.2 million and $5.9 million, respectively.

Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $13.1 million and $15.1 million at December 31, 1997 and 1996, respectively, and generally is amortized over a ten-year period using a straight-line method.

Accumulated amortization was $8.8 million and $6.7 million at December 31, 1997 and 1996, respectively.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  The fair value of interest rate swaps and currency rate swaps is estimated using a discounted cash flow method adjusted for the difference between the rate of the existing swap and the current swap market rate. Discounted cash flows in foreign currencies are converted to U.S. dollars using current exchange rates.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1997. The fair value for commitments to purchase real estate approximates the amount of the initial commitment.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification basis. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and 4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and 5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and 4 1/2% interest for policies issued in 1995 through 1997.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $29.6 million in 1997 and $33.5 million in 1996.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions or increased benefits. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. During 1997, the Company refined certain assumptions inherent in the calculation of reserves related to AIDS claims under individual life policies resulting in a $6.4 million increase in stockholder's equity at December 31, 1997.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

NOTE 2--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during each of 1997 and 1996. Unamortized goodwill at December 31, 1997 was $13.1 million and is being amortized over ten years on a straight-line basis.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA manages the business assumed from Charter and does not currently issue new business.

NOTE 3--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                           1997        1996
                                                           ----        ----
                                                            (In millions)
Investment expenses  . . . . . . . . . . . . . . . . .     $5.0        $7.0
Interest expense . . . . . . . . . . . . . . . . . . .      0.7         0.0
Depreciation expense . . . . . . . . . . . . . . . . .      1.1         0.9
Investment taxes . . . . . . . . . . . . . . . . . . .      0.4         0.5
                                                           ----        ----
                                                           $7.2        $8.4
                                                           ====        ====

NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital losses consist of the following items:

                                                           1997         1996
                                                           ----         ----
                                                            (In millions)
Net gains (losses) from asset sales . . . . . . . . .     $ 0.8        $(0.2)
Capital gains tax . . . . . . . . . . . . . . . . . .      (0.7)        (1.0)
Net capital gains transferred to IMR  . . . . . . . .      (3.1)        (0.3)
                                                          -----        -----
Realized Capital Losses . . . . . . . . . . . . . . .     $(3.0)       $(1.5)
                                                          =====        =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS--CONTINUED

Net unrealized capital gains and other adjustments consist of the following items:

                                                             1997        1996
                                                             ----        ----
                                                              (In millions)
Net gains from changes in security values and book
 value adjustments  . . . . . . . . . . . . . . . . . . .    $ 7.0      $ 3.7
Increase in asset valuation reserve . . . . . . . . . . .     (2.0)      (1.2)
                                                             -----      -----
Net Unrealized Capital Gains and Other Adjustments           $ 5.0      $ 2.5
                                                             =====      =====


NOTE 5--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1997 and 1996 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $123.6 million and $111.7 million in 1997 and 1996, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $0.9 million and $1.6 million in 1997 and 1996, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1997 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $22.0 million and $24.5 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $10.1 million and $15.7 million in 1997 and 1996, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 through 1997 issues of certain retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, the Company made a net cash payment of $1.1 million and received a net cash payment of $35.0 million for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $9.8 million and $15.1 million and in 1997 and 1996, respectively.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1997 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock transferred $2.4 million of cash for mortality claims to the Company, which increased the Company's net gain from operations by $1.3 million.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS

The statement value and fair value of bonds are shown below:


                                               Gross       Gross
                                  Statement  Unrealized  Unrealized     Fair
Year ended December 31, 1997        Value      Gains       Losses      Value
----------------------------      ---------  ----------  ----------    -----
                                                 (In millions)
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies  . .   $  254.5     $ 0.2        $0.1      $  254.6
Obligations of states and
 political subdivisions . . . .       12.1       1.0         0.0          13.1
Debt securities issued by
 foreign governments  . . . . .        0.2       0.0         0.0           0.2
Corporate securities  . . . . .      712.7      43.9         2.7         753.9
Mortgage-backed securities  . .      113.2       3.5         0.0         116.7
                                  --------     -----        ----      --------
Total bonds . . . . . . . . . .   $1,092.7     $48.6        $2.8      $1,138.5
                                  ========     =====        ====      ========


                                                 Gross       Gross
                                 Statement     Unrealized  Unrealized    Fair
Year ended December 31, 1996       Value         Gains       Losses     Value
----------------------------     ---------     ----------  ----------   -----
                                               (In millions)
U.S. Treasury securities and
 obligations of U.S.
 government corporations and
 agencies. . . . . . . . . .        $ 44.4       $ 0.2        $0.2      $ 44.4
Obligations of states and
 political subdivisions  . .          12.6         0.4         0.0        13.0
Debt securities issued by
 foreign governments . . . .           0.8         0.1         0.0         0.9
Corporate securities . . . .         623.2        29.8         3.4       649.6
Mortgage-backed securities .          72.5        10.2         0.1        82.6
                                    ------       -----        ----      ------
Total bonds  . . . . . . . .        $753.5       $40.7        $3.7      $790.5
                                    ======       =====        ====      ======



The statement value and fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                                          Statement     Fair
                                                            Value      Value
                                                          ---------    -----
                                                             (In millions)
Due in one year or less . . . . . . . . . . . . . . . .   $   89.1    $   90.7
Due after one year through five years . . . . . . . . .      466.8       477.0
Due after five years through ten years  . . . . . . . .      284.2       299.2
Due after ten years . . . . . . . . . . . . . . . . . .      139.4       154.9
                                                          --------    --------
                                                             979.5     1,021.8
Mortgage-backed securities  . . . . . . . . . . . . . .      113.2       116.7
                                                          --------    --------
                                                          $1,092.7    $1,138.5
                                                          ========    ========


Gross gains of $1.1 million in 1997 and $1.3 million in 1996 and gross losses of $4.5 million in 1997 and $2.1 million in 1996 were realized from the sale of bonds.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS--CONTINUED

At December 31, 1997, bonds with an admitted asset value of $3.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

The cost of common stocks was $0.0 million at December 31, 1997 and 1996, respectively. Gross unrealized appreciation on common stocks totaled $2.3 million, and gross unrealized depreciation totaled $0.0 million at December 31, 1997. The fair value of preferred stock totaled $17.2 million at December 31, 1997 and $9.6 million at December 31, 1996.

Bonds with amortized cost of $2.0 million were nonincome producing for the twelve months ended December 31, 1997.

At December 31, 1997, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.


                          Statement          Geographic            Statement
    Property Type           Value           Concentration            Value
    -------------         ---------         -------------          ---------
                        (In millions)                            (In millions)
Apartments  . . . . .      $104.1      East North Central . .       $ 32.7
Hotels  . . . . . . .         3.8      Middle Atlantic  . . .         11.3
Industrial  . . . . .        51.3      Mountain . . . . . . .         17.9
Office buildings  . .        32.2      New England  . . . . .         35.8
Retail  . . . . . . .        33.2      Pacific  . . . . . . .         64.2
Agricultural  . . . .        38.8      South Atlantic . . . .         67.9
Other . . . . . . . .        10.5      West North Central . .          2.5
                                       West South Central . .         41.6
                           ------                                   ------
                           $273.9                                   $273.9
                           ======                                   ======

At December 31, 1997, the fair values of the commercial and agricultural mortgage loans portfolios were $243.8 million and $42.0 million, respectively. The corresponding amounts as of December 31, 1996 were approximately $189.0 million and $30.4 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1997 were 10.49% and 8.14% for agricultural loans and 8.53% and 7.42% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1997 were $427.4 million, $18.3 million, and $10.1 million, respectively. The corresponding amounts in 1996 were $384.3 million, $9.9 million, and $12.1 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business.
No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1997 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include swaps, caps, and future contracts.

The Company enters into interest rate swap contracts for the purpose of converting the interest rate characteristics (fixed or variable) of certain investments to match those of related insurance liabilities. Maturities of current agreements range through 2011. These swaps involve, to varying degrees, interest rate risk in excess of amounts recognized in the statement of financial position.

The Company enters into interest rate cap contracts to manage exposure on underlying security values due to a rise in interest rates. Maturities of current agreements range through 2007.

The Company also uses financial futures contracts to hedge public bonds intended for future sale in order to lock in the market value at the date of contract. The Company is subject to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by changes in the value of the hedged items. The contract or notional amounts of the contracts represent the extent of the Company's involvement

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK--CONTINUED

but not in the future cash requirements, as the Company intends to close the open positions prior to settlement. Net deferred losses on financial contracts were $2.8 million and $0.0 million at December 31, 1997 and 1996, respectively.

The Company enters into currency rate swap agreements to manage exposure to foreign exchange rate fluctuations. Maturities of current agreements range through 2009. Should the counterparty fail to meet the terms of the contract, the Company's market risk is limited to the currency rate differential.

The contract or notional amount of the foregoing financial instruments, which indicates the Company's involvement and in certain instances, maximum credit risk related to those instruments, is as follows:


                                                               December 31
                                                            -----------------
                                                            1997         1996
                                                            ----         ----
                                                              (In millions)
Futures contracts to sell securities . . . . . . . . . .    $ 40.8     $ 73.0
                                                            ======     ======
Notional amount of interest rate swaps, currency rate
 swaps, and interest rate caps to:
  Receive variable rates . . . . . . . . . . . . . . . .    $323.7     $215.9
                                                            ======     ======
  Receive fixed rates  . . . . . . . . . . . . . . . . .    $ 25.0     $ 26.6
                                                            ======     ======

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. The Company continually monitors its positions and the credit ratings of the counterparties to these financial instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would not be material.

Based on the market rates in effect at December 31, 1997, the Company's interest rate swaps, currency rate swaps and interest rate caps represented (assets) liabilities to the Company with fair values of $7.8 million, $2.1 million and $(1.4) million, respectively. The corresponding amounts as of December 31, 1996 were $2.3 million, $(8.2) million, and $(2.0) million, respectively. The fair values of the swap agreements are not recognized in the financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:

                                                                                  December 31, 1997   Percent
                                                                                  -----------------   -------
                                                                                    (In millions)
Subject to discretionary withdrawal (with adjustment)
With market value adjustment....................................................        $    0.4          0.0%
At book value less surrender charge.............................................           970.3         88.7
                                                                                        --------        -----
Total with adjustment...........................................................           970.7         88.7
Subject to discretionary withdrawal at book value (without adjustment)..........           118.9         10.9
Not subject to discretionary withdrawal--general account........................             4.1          0.4
                                                                                        --------        -----
Total annuity reserves and deposit liabilities..................................        $1,093.7        100.0%
                                                                                        ========        =====


NOTE 10--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totalling $168.6 million and $28.3 million, respectively, at December 31, 1997. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $194.5 million at December 31, 1997. The majority of these commitments expire in 1998.

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1997. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                                               Year ended December 31
                                                    -------------------------------------------
                                                              1997                   1996
                                                    -----------------------   -----------------
                                                      Carrying      Fair      Carrying    Fair
                                                       Amount      Value       Amount    Value
                                                      --------     -----      --------   -----
                                                                    (In millions)
Assets
    Bonds--Note 6..................................   $1,092.7    $1,138.5     $753.5    $790.5
    Preferred stocks--Note 6.......................       17.2        17.2        9.6       9.6
    Common stocks--Note 6..........................        2.3         2.3        1.4       1.4
    Mortgage loans on real estate--Note 6..........      273.9       285.8      212.1     219.4
    Policy loans--Note 1...........................      106.8       106.8       80.8      80.8
    Cash and cash equivalents--Note 1..............      143.2       143.2       31.9      31.9
Derivatives liabilities relating to:--Note 8
    Interest rate swaps............................         --         7.8         --       2.3
    Currency rate swaps............................         --         2.1         --      (8.2)
    Interest rate caps.............................         --        (1.4)        --      (2.0)
Liabilities
    Commitments--Note 10...........................         --       194.5         --      76.2

The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.


NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)

The Company relies on John Hancock, its parent company, for information processing services. John Hancock has developed a plan to modify or replace significant portions of its computer information and automated technologies so that its systems, including those relied upon by the Company, will function properly with respect to the dates in the year 2000 and thereafter. The Company, along with John Hancock, presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for the computer systems upon which the Company relies. However, if certain modifications and conversions are not made, or are not completed timely, the year 2000 issue could have an adverse impact on the operations of the Company.

John Hancock as early as 1994 had begun assessing, modifying and converting the software related to its significant systems and has initiated formal communications with significant business partners and customers to determine the extent to which interface systems are vulnerable to those third parties' failure to remediate their own year 2000 issues. While John Hancock is developing alternative third party processing arrangements as it deems appropriate, there is no guarantee that the systems of other companies on which John Hancock's systems rely will be converted timely or will not have an adverse effect on John Hancock's systems, including those upon which the Company relies.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

John Hancock expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this completion target will be achieved.

                       APPENDIX--OTHER POLICY PROVISIONS

SETTLEMENT PROVISIONS

     In place of a single payment, an amount of $1,000 or more payable under the Policy as a benefit or as the Surrender Value, if any, may be left with JHVLICO under the terms of a supplementary agreement. The agreement will be issued when the proceeds are applied through the election of any one of the options below.

     The following options are subject to the restrictions and limitations stated in the Policy.

          Option 1--Interest Income at the declared rate but not less than3 1/2% a year on proceeds held on deposit.

          Option 2A--Income of a Specified Amount, with payments each year totaling at least 1/12th of the proceeds, until the proceeds, with interest credited at the declared rate but not less than3 1/2% a year on unpaid balances, are fully paid.

          Option 2B--Income for a Fixed Period, with each payment as declared.

          Option 3--Life Income with Payments for a Guaranteed Period.

          Option 4--Life Income without Refund at the death of the Payee of any part of the proceeds applied. Only one payment is made if the Payee dies before the second payment is due.

          Option 5--Life Income with Cash Refund at the death of the Payee of the amount, if any, equal to the proceeds applied less the sum of all income payments made.

     No election of an option may provide for income payments of less than $50.

     Other options may be arranged with JHVLICO's approval including optional methods of settlement available from John Hancock.

     The tax treatment of the Policy proceeds may vary, depending on which settlement option is chosen and when. You should consult your tax advisor in this regard.


ADDITIONAL INSURANCE BENEFITS

     On payment of an additional premium or charge and subject to certain age and insurance underwriting requirements, certain additional provisions, such as the yearly renewable term benefits discussed below, which are subject to the restrictions and limitations set forth therein, may be included in a Policy by rider.

     YEARLY RENEWABLE TERM INSURANCE. This is term insurance on the life of one of the insureds under the base Policy and payable upon the death of the covered insured person. This insurance is level or decreasing in amount and may be applied for, or increased, at any time upon evidence of insurability and any other underwriting requirements. The yearly coverage also may be cancelled by the Owner at any time. The charges for this coverage will be separately billed to and paid by the Owner and not out of Account Value. An increase or a decrease in this insurance may have significant tax consequences. See "Premiums--7-Pay Premium Limit" and "Tax Considerations."


GENERAL PROVISIONS

     BENEFICIARY. The Beneficiary will be as shown in the application for the Policy, unless thereafter changed by the Owner in accordance with the terms of the Policy. In general, if on the death of the last surviving insured there is no surviving Beneficiary, the Owner will be the Beneficiary, but if the Owner was one of the insureds, his or her estate will be the Beneficiary.

     OWNER AND ASSIGNMENT. The Owner's interest in the Policy may be assigned without the consent of any revocable Beneficiary. JHVLICO will not be on notice of any assignment unless it is in writing and until a duplicate of the original assignment has been filed at JHVLICO's Servicing Office. JHVLICO assumes no responsibility for the validity or sufficiency of any assignment.

     If a Policy has joint Owners, both Owners must join in any request or instructions to JHVLICO under the Policy.

     MISSTATEMENT OF AGE OR SEX. If the age or sex of an insured has been misstated, JHVLICO will adjust the Policy benefits to those which would have been purchased at the correct age or sex by the most recent insurance charge deducted from Account Value.

     SUICIDE. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of issue shown in the Policy, the Policy will terminate and JHVLICO will pay in place of all other benefits an amount equal to the premium paid less any Indebtedness on the date of death and less any withdrawals. If either insured commits suicide within 2 years (except where state law requires a shorter period) from the date of any Policy change that increases the death benefit, the death benefit will be limited as described in the Policy. Subject to terms and conditions set forth in the Policy, we will make coverage available to any surviving insured, if the surviving insured elects such coverage within 60 days after the suicide.

     AGE AND POLICY ANNIVERSARIES. For purpose of the Policy, an insured's "age" is his or her age on his or her nearest birthday. Policy months, Policy years and Policy anniversaries are calculated from the date of issue.

     INCONTESTABILITY. The Policy shall be incontestable, other than for nonpayment of premiums, after it has been in force during the lifetime of an insured for 2 years from its issue date. If, however, evidence of insurability is required with respect to any increase in death benefit, such increase shall be incontestable after the increase has been in force during the life time of an insured for 2 years from the increase date.

     DEFERRAL OF DETERMINATIONS AND PAYMENTS. Payment of any death, surrender, partial withdrawal or loan proceeds will ordinarily be made within seven days after receipt at JHVLICO's Servicing Office of all documents required for any such payment. Approximately two-thirds of the claims for death proceeds which are made within two years after the date of issue of the Policy will be investigated to determine whether the claim should be contested and payment of these claims will therefore be delayed.

     JHVLICO may defer any transaction requiring a determination of Account Value in any variable Subaccount for any period during which: (1) the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed or conditions are such that, under the Commission's rules and regulations, trading is restricted or an emergency is deemed to exist or (2) the Commission by order permits postponement of such actions for the protection of Owners.

     The foregoing description of Policy provisions is qualified by reference to the specimen Policy which has been filed as an exhibit to the Registration Statement and to any variations in Policy provisions required by the regulatory authorities of the state that has approved the Policy for issue.

                         APPENDIX--IMPACT OF YEAR 2000


     The advent of the Year 2000 presents a technological challenge to JHVLICO. In close cooperation with John Hancock Mutual Life Insurance Company, its ultimate parent, JHVLICO has developed a plan to modify or replace significant portions of JHVLICO's computer information and automated technologies so that its systems will function properly with respect to dates in the year 2000 and thereafter. The plan also involves coordination and testing with business partners to ensure that external factors do not adversely impact JHVLICO's systems. JHVLICO presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed on time, the year 2000 issue could have an adverse impact on the operations of JHVLICO.

     JHVLICO expects the project to be substantially complete by early 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this estimate will be achieved, that these steps will be sufficient or that actual results may not differ materially from those anticipated.

                   APPENDIX--ILLUSTRATION OF DEATH BENEFITS,
                   SURRENDER VALUES AND ACCUMULATED PREMIUMS

     The following tables illustrate the changes in death benefit and Surrender Value of the Policy, disregarding any Policy loans. Each table separately illustrates the operation of a Policy for identified issue ages, Planned Premium schedule and Sum Insured and shows how the death benefit and Surrender Value may vary over an extended period of time assuming hypothetical rates of investment return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The tables are based on given annual Planned Premiums paid at the beginning of each Policy year and will assist in a comparison of the death benefit and surrender value figures set forth in the tables with those under other variable life insurance policies which may be issued by JHVLICO or other companies. Tables are provided for Option A, without the Extra Death Benefit feature, as well as for Option B death benefits. The death benefit and Surrender Value for a Policy would be different from those shown if premiums are paid in different amounts or at different times or if the actual gross rates of investment return average 0%, 6% or 12% over a period of years, but nevertheless fluctuate above or below the average for individual Policy years, or if the Policy were issued in a state in which no distinctions are made based on the gender of the insureds.

     The amounts shown for the death benefit and Surrender Value are as of the end of each Policy year. The first two tables headed "Using Current Charges" assume that the current rates for insurance, sales, risk, and expense charges will apply in each year illustrated. The two tables headed "Using Maximum Charges" assumes that the maximum (guaranteed) insurance, sales, risk, and expense charges will be made in each year illustrated. The amounts shown in all tables reflect an average asset charge for the daily investment advisory expense charges to the Portfolios of the Fund (equivalent to an effective annual rate of
 .58%) and an assumed average asset charge for the annual nonadvisory operating expenses of each Portfolio of the Funds (equivalent to an effective annual rate of .18%). For a description of expenses charged to the Portfolios, see the attached Prospectuses for the Funds. The charges for the daily investment management fee and the annual non-advisory operating expenses are based on the hypothetical assumption that Policy values are allocated equally among the variable Subaccounts. The actual Portfolio charges and expenses associated with any Policy will vary depending upon the actual allocation of Policy values among Subaccounts.

     The tables reflect that no charge is currently made to the Accounts for Federal income taxes. However, JHVLICO reserves the right to make such a charge in the future and any charge would require higher rates of investment return in order to produce the same Policy values. All of the tables do, however, reflect the imposition of a Federal DAC Tax charge in the amount of 1.25% of all premiums paid and a state premium tax charge in the amount of 2.35% of all premiums paid.

     The tables assume that the Guaranteed Minimum Death Benefit has not been elected beyond the tenth Policy year and that no Additional Sum Insured or optional rider benefits have been elected.

     The second column of each table shows the amount to which the total premiums paid to the end of a Policy year during the premium paying period would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

     JHVLICO will furnish upon request a comparable illustration reflecting the proposed insureds' ages, sexes, underwriting risk classifications and the Total Sum Insured at issue and Planned Premium amount requested, and assuming annual Planned Premiums.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES


                                    Death Benefit               Surrender Value
                             ---------------------------  ---------------------------
                                Assuming hypothetical        Assuming hypothetical
End of    Planned Premiums     gross annual return of       gross annual return of
Policy     accumulated at    ---------------------------  ---------------------------
 Year    5% annual interest    0%       6%        12%       0%       6%        12%
-------  ------------------  -------  -------  ---------  -------  -------  ---------
   1            8,564        500,000  500,000    500,000    4,294    4,578      4,862
   2           17,556        500,000  500,000    500,000   10,104   11,010     11,950
   3           26,998        500,000  500,000    500,000   14,977   16,852     18,872
   4           36,912        500,000  500,000    500,000   20,248   23,449     27,035
   5           47,322        500,000  500,000    500,000   25,378   30,277     35,980
   6           58,252        500,000  500,000    500,000   31,425   38,446     46,936
   7           69,728        500,000  500,000    500,000   37,378   46,977     59,029
   8           81,779        500,000  500,000    500,000   43,235   55,881     72,375
   9           94,432        500,000  500,000    500,000   48,995   65,174     87,103
  10          107,717        500,000  500,000    500,000   54,653   74,869    103,356
  11          121,667        500,000  500,000    500,000   60,854   85,663    122,006
  12          136,314        500,000  500,000    500,000   66,919   96,901    142,568
  13          151,694        500,000  500,000    500,000   72,837  108,593    165,238
  14          167,843        500,000  500,000    500,000   78,598  120,749    190,233
  15          184,799        500,000  500,000    500,000   84,189  133,381    217,795
  16          202,603        500,000  500,000    500,000   89,596  146,501    248,200
  17          221,297        500,000  500,000    523,932   94,788  160,106    281,705
  18          240,926        500,000  500,000    573,822   99,739  174,203    318,548
  19          261,536        500,000  500,000    626,927  104,425  188,802    359,041
  20          283,177        500,000  500,000    683,559  108,816  203,915    403,521
  25          408,735        500,000  500,000  1,035,243  125,950  289,011    701,045
  30          568,983        500,000  516,548  1,542,765  125,210  390,100  1,165,104
  35          773,504        500,000  615,518  2,278,832   82,440  504,412  1,867,483

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156*
      USING CURRENT CHARGES


                                       Death Benefit                    Surrender Value
                             ----------------------------------  -------------------------------
                                   Assuming hypothetical             Assuming hypothetical
End of    Planned Premiums         gross annual return of            gross annual return of
Policy     accumulated at    ----------------------------------  -------------------------------
 Year    5% annual interest      0%          6%         12%         0%        6%         12%
-------  ------------------  ----------  ----------  ----------  --------  --------  -----------
   1         $   16,768      $1,009,120  $1,009,699  $1,010,279  $  9,120  $  9,699   $   10,279
   2             34,374       1,020,401   1,022,264   1,024,197    21,200    23,063       24,996
   3             52,861       1,031,433   1,035,303   1,039,472    31,433    35,303       39,472
   4             72,271       1,042,433   1,049,058   1,056,471    42,433    49,058       56,471
   5             92,653       1,053,138   1,063,289   1,075,096    53,138    63,289       75,096
   6            114,053       1,064,978   1,079,512   1,097,076    64,978    79,512       97,076
   7            136,524       1,076,629   1,096,444   1,121,327    76,629    96,444      121,327
   8            160,118       1,088,084   1,114,108   1,148,076    88,084   114,108      148,076
   9            184,891       1,099,339   1,132,531   1,177,577    99,339   132,531      177,577
  10            210,904       1,110,383   1,151,732   1,210,103   110,383   151,732      210,103
  11            238,217       1,122,486   1,173,085   1,247,380   122,486   173,085      247,380
  12            266,895       1,134,299   1,195,280   1,288,423   134,299   195,280      288,423
  13            297,008       1,145,792   1,218,321   1,333,591   145,792   218,321      333,591
  14            328,626       1,156,934   1,242,208   1,383,277   156,934   242,208      383,277
  15            361,825       1,167,690   1,266,940   1,437,910   167,690   266,940      437,910
  16            396,684       1,178,023   1,292,510   1,497,963   178,023   292,510      497,963
  17            433,286       1,187,843   1,318,858   1,563,900   187,843   318,858      563,900
  18            471,718       1,197,081   1,345,942   1,636,257   197,081   345,942      636,257
  19            512,072       1,205,662   1,373,707   1,715,616   205,662   373,707      715,616
  20            554,444       1,213,501   1,402,089   1,802,607   213,501   402,089      802,607
  25            800,279       1,239,241   1,551,588   2,380,478   239,241   551,588    1,380,478
  30          1,114,034       1,217,179   1,685,746   3,270,826   217,179   685,746    2,270,826
  35          1,514,473       1,093,143   1,735,165   4,600,037    93,143   735,165    3,600,037

* The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION A DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES


                                     Death Benefit                  Surrender Value
                             ------------------------------  ------------------------------
                                 Assuming hypothetical            Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
Policy     accumulated at    ------------------------------  ------------------------------
 Year    5% annual interest     0%        6%        12%        0%        6%         12%
-------  ------------------  --------  --------  ----------  -------  --------  -----------
   1          $  8,564       $500,000  $500,000  $  500,000  $ 4,132  $  4,410   $    4,689
   2            17,556        500,000   500,000     500,000    9,768    10,651       11,569
   3            26,998        500,000   500,000     500,000   14,456    16,277       18,240
   4            36,912        500,000   500,000     500,000   19,529    22,630       26,104
   5            47,322        500,000   500,000     500,000   24,451    29,185       34,695
   6            58,252        500,000   500,000     500,000   30,273    37,043       45,228
   7            69,728        500,000   500,000     500,000   35,903    45,138       56,734
   8            81,779        500,000   500,000     500,000   41,327    53,467       69,298
   9            94,432        500,000   500,000     500,000   46,533    62,021       83,017
  10           107,717        500,000   500,000     500,000   51,500    70,793       97,992
  11           121,667        500,000   500,000     500,000   56,687    80,278      114,876
  12           136,314        500,000   500,000     500,000   61,579    89,972      133,310
  13           151,694        500,000   500,000     500,000   66,140    99,851      153,435
  14           167,843        500,000   500,000     500,000   70,324   109,883      175,410
  15           184,799        500,000   500,000     500,000   74,076   120,031      199,414
  16           202,603        500,000   500,000     500,000   77,340   130,254      225,659
  17           221,297        500,000   500,000     500,000   80,021   140,485      254,375
  18           240,926        500,000   500,000     514,822   82,095   150,719      285,795
  19           261,536        500,000   500,000     558,554   83,458   160,890      319,884
  20           283,177        500,000   500,000     604,403   84,013   170,940      356,794
  25           408,735        500,000   500,000     871,403   69,655   216,973      590,096
  30           568,983             **   500,000   1,216,151       **   242,760      918,443
  35           773,504             **   500,000   1,665,738       **   214,426    1,365,058

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

PLAN: FLEXIBLE PREMIUM VARIABLE LIFE SURVIVORSHIP
      $500,000 TOTAL SUM INSURED
      MALE, ISSUE AGE 55, NONSMOKER UNDERWRITING CLASS
      FEMALE, ISSUE AGE 50, NONSMOKER UNDERWRITING CLASS
      OPTION B DEATH BENEFIT
      NO GUARANTEED MINIMUM DEATH BENEFIT OPTION AFTER TENTH POLICY YEAR PLANNED PREMIUM: $8,156*
      USING MAXIMUM CHARGES


                                     Death Benefit                  Surrender Value
                             ------------------------------  ------------------------------
                                 Assuming hypothetical            Assuming hypothetical
End of    Planned Premiums       gross annual return of          gross annual return of
Policy     accumulated at    ------------------------------  ------------------------------
 Year    5% annual interest     0%        6%        12%        0%        6%         12%
-------  ------------------  --------  --------  ----------  -------  --------  -----------
   1          $  8,564       $504,132  $504,410  $  504,689  $ 4,132  $  4,410   $    4,689
   2            17,556        509,359   510,242     511,159    9,767    10,650       11,567
   3            26,998        514,451   516,272     518,234   14,451    16,272       18,234
   4            36,912        519,519   522,618     526,089   19,519    22,618       26,089
   5            47,322        524,429   529,158     534,663   24,429    29,158       34,663
   6            58,252        530,231   536,990     545,163   30,231    36,990       45,163
   7            69,728        535,831   545,045     556,613   35,831    45,045       56,613
   8            81,779        541,210   553,309     569,088   41,210    53,309       69,088
   9            94,432        546,351   561,769     582,667   46,351    61,769       82,667
  10           107,717        551,229   570,404     597,433   51,229    70,404       97,433
  11           121,667        556,296   579,695     614,006   56,296    79,695      114,006
  12           136,314        561,026   589,119     631,990   61,026    89,119      131,990
  13           151,694        565,374   598,629     651,471   65,374    98,629      151,471
  14           167,843        569,280   608,159     672,531   69,280   108,159      172,531
  15           184,799        572,677   617,632     695,249   72,677   117,632      195,249
  16           202,603        575,490   626,962     719,704   75,490   126,962      219,704
  17           221,297        577,602   636,010     745,939   77,602   136,010      245,939
  18           240,926        578,981   644,720     774,086   78,981   144,720      274,086
  19           261,536        579,501   652,935     804,191   79,501   152,935      304,191
  20           283,177        579,049   660,502     836,317   79,049   160,502      336,317
  25           408,735        556,846   681,204   1,028,243   56,846   181,204      528,243
  30           568,983             **   640,153   1,262,965       **   140,153      762,965
  35           773,504             **        **   1,510,987       **        **    1,010,987

 * The illustrations assume that Planned Premiums equal to the Target Premium are paid at the start of each Policy Year. The Death Benefit and Surrender Value will differ if premiums are paid in different amounts or frequencies, if policy loans are taken, or if Additional Sum Insured, Guaranteed Minimum Death Benefit after the tenth Policy Year, or optional rider benefits are elected.
** Policy lapses unless additional premium payments are made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RETURNS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6%, OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATE ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

      [LOGO OF JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY APPEARS HERE]



        POLICIES ISSUED BY JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                JOHN HANCOCK PLACE, BOSTON, MASSACHUSETTS 02117

S8143 5/98

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

      John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Cross-Reference Table.

      The prospectus containing twenty-three sub-accounts consists of 74 pages and the two prospectuses containing twenty-seven subaccounts each consist of 75 pages.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

     The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account included in the initial filing of this Form S-6 Registration Statement, filed June 11, 1993.

     (2)  Not Applicable.

     (3) (a) Form of Distribution and Servicing Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

          (b) Specimen Variable Contracts Selling Agreement between John Hancock and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 33-15075) filed April 18, 1997.

          (c) Schedule of Sales Commissions included in Exhibit 1.A.(3)(a) above.

     (4)  Not Applicable.

     (5) (a) Form of survivorship variable life insurance policy included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement, filed October 29, 1993.

          (b) Form of rider option to split policy, included in the initial Form S-6 Registration Statement of this Account, filed June 11, 1993.

     (6) Certificate of Incorporation and By-Laws of John Hancock Variable Life Insurance Company included in Post-Effective Amendment No. 3 to this Form S-6 Registration Statement, filed January 11, 1996.

     (7)  Not Applicable.

     (8)  Not Applicable.

     (9)  Not Applicable.

    (10) Forms of applications for Policy, included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement, filed October 29, 1993.

2. Included as exhibit 1.A(5) above.

3. Opinion and consent of counsel as to securities being registered, included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed October 29, 1993.

4. Not Applicable.

5. Not Applicable.

6. Opinion and consent of actuary, previously filed electronically on April 3, 1997.

7. Consent of independent auditors.

8. Memorandum describing John Hancock's issuance, transfer and redemption procedures for the survivorship policies pursuant to Rule 6e-
   3(T)(b)(12)(iii), included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed October 29, 1993.

9. Powers of attorney for Cleary, Tomlinson, D'Alessandro, Shaw, Luddy, Lee, Reitano, Van Leer and Paster, included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed April, 1995. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company (File No. 33-62895) filed March 28, 1997.

10. Representations, Description and Undertaking pursuant to Rule 6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940, included in the initial filing of this Form S-6 Registration Statement, filed June 11, 1993.

11. Not Applicable

12. Representation of Counsel pursuant to Rule 485(b).

27. Financial Data Schedule

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 27th day of April, 1998.

                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  HENRY D. SHAW
                                         -------------
                                         Henry D. Shaw
                                         President



Attest:    SANDRA M. DADALT
           ----------------------
           Sandra M. DaDalt
           Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures              Title                                     Date
----------              -----                                     ----




PATRICK F. SMITH
----------------
Patrick F. Smith     Controller (Principal Accounting Officer   April 27, 1998
                     and Acting Principal Financial Officer)

HENRY D. SHAW
-------------
Henry D. Shaw        Vice Chairman of the Board
for himself and as   and President(Acting Principal
Attorney-in-Fact     Executive Officer)                         April 27, 1998

      For:  David F. D'Alessandro  Chairman of the Board
            Robert S. Paster       Director
            Thomas J. Lee          Director
            Michele G. Van Leer    Director
            Joseph A. Tomlinson    Director
            Barbara L. Luddy       Director
            Ronald J. Bocage       Director

            Robert R. Reitano      Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Variable Life Account S, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 27th day of April, 1998.



                      JOHN HANCOCK VARIABLE LIFE ACCOUNT S
                                  (Registrant)

                 By John Hancock Mutual Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  HENRY D. SHAW
                                     -------------
                                     Henry D. Shaw
                                      President



Attest   SANDRA M. DaDALT
         ----------------------
         Sandra M. DaDalt
         Assistant Secretary